As filed with the Securities and Exchange Commission on January 5, 2007
                                             Securities Act File No. 333- ______
                                         Investment Company File No. 811- ______


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A


         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             [X]

                           Pre-Effective Amendment No.                       [ ]

                          Post-Effective Amendment No.                       [ ]

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]

                                  Amendment No.                              [ ]
                        (Check appropriate box or boxes)


                              StateShares(TM), Inc.
                              ---------------------
               (Exact Name of Registrant as Specified in Charter)

                              420 Lexington Avenue,
                                   Suite 2626
                            New York, New York 10170
                            ------------------------
               (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (212) 986-7900
                                                    --------------

                                 David W. Jaffin
                              StateShares(TM), Inc.
                        420 Lexington Avenue, Suite 2626
                            New York, New York 10170
                            ------------------------
                     (Name and Address of Agent for Service)

                        Copy to: Michael R. Rosella, Esq.
                      Paul, Hastings, Janofsky & Walker LLP
                               75 East 55th Street
                            New York, New York 10022

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective: (check appropriate box)

         [ ] immediately upon filing pursuant to paragraph (b)
         [ ] on (date) pursuant to paragraph (b)
         [ ] 60 days after filing pursuant to paragraph (a) (1)
         [ ] on (date) pursuant to paragraph (a) (1)
         [ ] 75 days after filing pursuant to paragraph (a)(2)
         [ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

         [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment


Registrant declares that an indefinite amount of its shares of beneficial interest is being registered by this Registration Statement pursuant to Section 24(f) under the Investment Company Act of 1940, as amended, and Rule 24f-2 thereunder.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall became effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                              STATESHARES(TM), INC.

                  PRELIMINARY PROSPECTUS - SUBJECT TO COMPLETION
                             DATED __________, 2007
PROSPECTUS

StateShares(TM) California 50 Exchange-Traded Fund
StateShares(TM) Colorado 50 Exchange-Traded Fund
StateShares(TM) Connecticut 50 Exchange-Traded Fund
StateShares(TM) Florida 50 Exchange-Traded Fund
StateShares(TM) Georgia 50 Exchange-Traded Fund
StateShares(TM) Illinois 50 Exchange-Traded Fund
StateShares(TM) Indiana 50 Exchange-Traded Fund
StateShares(TM) Maryland 50 Exchange-Traded Fund
StateShares(TM) Massachusetts 50 Exchange-Traded Fund
StateShares(TM) Michigan 50 Exchange-Traded Fund
StateShares(TM) Minnesota 50 Exchange-Traded Fund
StateShares(TM) Missouri 50 Exchange-Traded Fund
StateShares(TM) New Jersey 50 Exchange-Traded Fund
StateShares(TM) New York 50 Disorders Exchange-Traded Fund
StateShares(TM) North Carolina 50 Exchange-Traded Fund
StateShares(TM) Ohio 50 Exchange-Traded Fund
StateShares(TM) Pennsylvania 50 Exchange-Traded Fund
StateShares(TM) Tennessee 50 Exchange-Traded Fund
StateShares(TM) Texas 50 Exchange-Traded Fund
StateShares(TM) Virginia 50 Exchange-Traded Fund
StateShares(TM) Washington 50 Exchange-Traded Fund
StateShares(TM) Composite Exchange-Traded Fund

StateShares(TM), Inc. is an investment company with 22 series of underlying fund portfolios. Each Fund offers shares, known as StateShares(TM) that are listed on the New York Stock Exchange. StateShares(TM) are not individually redeemable by the Funds but trade on the New York Stock Exchange in individual share lots.

Information contained in this Prospectus is subject to completion or amendment. A registration statement for StateShares(TM), Inc. (the "Company") has been filed with the U.S. Securities and Exchange Commission (the "SEC") but has not yet become effective. Shares of the Company's funds (the "Funds") may not be sold, nor may offers to buy be accepted, prior to the time the registration statement becomes effective. This communication shall not constitute an offer to sell, nor shall there be any sale of these securities in any state in which such offer, solicitation, or sale would be unlawful prior to registration or qualification under the securities laws of any such state.

Neither the SEC nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS

                                                                           Page


INTRODUCTION..................................................................1

OVERVIEW OF THE INVESTMENT OBJECTIVES AND STRATEGIES OF THE
        FUNDS.................................................................5

ADDITIONAL INFORMATION ABOUT THE FUNDS, THEIR PRINCIPAL
        STRATEGIES AND RELATED RISKS.........................................95

BUYING AND SELLING FUND SHARES...............................................99

PORTFOLIO TURNOVER RATE.....................................................102

DISTRIBUTION AND SERVICE PLAN...............................................103

PORTFOLIO HOLDINGS..........................................................103

FUND MANAGEMENT.............................................................103

DIVIDENDS, CAPITAL GAINS, AND TAXES.........................................105

DAILY PRICING...............................................................107

DELIVERY OF FUND DOCUMENTS..................................................108

FINANCIAL HIGHLIGHTS........................................................108

INTRODUCTION

This Prospectus provides important information you need to make an informed decision about whether to invest in StateShares(TM), Inc. (the "Company"). It contains information about the Company, each of its investment portfolios (the "Funds") and the shares of the Funds being offered by this Prospectus, known as StateShares(TM). An investment in the Funds is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.


WHAT ARE EXCHANGE-TRADED FUNDS?

An exchange-traded fund ("ETF") is an investment company which offers shares that are listed on a national securities exchange. Shares of ETFs, because they are listed on a stock exchange, can be traded throughout the day on that stock exchange at market-determined prices. ETFs typically invest predominantly in the securities of companies comprising an underlying index. As such, the ETF itself is an index fund.


WHAT IS STATESHARES(TM), INC.?

StateShares(TM), Inc. is an investment company with 22 series of underlying fund portfolios. Each Fund offers shares, known as StateShares(TM) that are listed on the New York Stock Exchange ("NYSE"). StateShares(TM) are not individually redeemable by the Funds but trade on the NYSE in individual share lots. Each Fund seeks to invest in a portfolio of securities that substantially replicates a particular benchmark index (the "Underlying Index"). XShares Advisors LLC (the "Advisor") serves as the investment advisor to each Fund.


WHAT ARE THE UNDERLYING INDEXES AND HOW ARE THEY CREATED AND MAINTAINED?

The Underlying Indexes are designed to track various geographic sub-sectors of the economy and serve as (i) performance benchmarks for portfolio managers and investors who invest in securities of these issuers, (ii) performance yardsticks for issuers in these geographic areas, and (iii) vehicles for directing attention to regional investments and allocations within the U.S. economy. Each Fund focuses on a different geographic index. XShares Group LLC ("XG"), the parent of the Advisor, is the creator of the StateShares(TM) Indexes.

The Underlying Indexes have been designed geographically in each of the following areas:

1) California
2) Colorado
3) Connecticut
4) Florida
5) Georgia
6) Illinois
7) Indiana
8) Maryland
9) Massachusetts
10) Michigan
11) Minnesota
12) Missouri
13) New Jersey
14) New York
15) North Carolina
16) Ohio
17) Pennsylvania
18) Tennessee
19) Texas
20) Virginia
21) Washington
22) Composite

Each Fund is focused on one of these geographical indexes and will provide both institutional and retail investors with the ability to invest in some of the largest companies within each represented state. Based on its own proprietary intellectual model, XG has established specific, defined characterization/inclusion/exclusion criteria (the "Index Methodology") that an issuer must meet in order to be included in an Underlying Index. Each Underlying Index will be administered by Standard & Poor's, the Index Administrator, which will employ the Index Methodology to determine the composition of each Underlying Index. BNY Investment Advisors acts as the investment sub-advisor to the Funds and will be responsible for the day-to day management of each Fund's portfolio, which involves principally reconfiguring the portfolio of each Fund, typically annually, to reflect any reconfiguration in the Underlying Index by the Index Administrator.

When determining the composition of each Underlying Index, the Index Administrator first looks for publicly traded companies with securities listed on a major national securities exchange and with market capitalizations greater than $100 million for at least two of the three preceding quarters. Companies are then ranked by revenue and earnings using data from the company's last audited financial statements in order from the highest to lowest with the remaining companies ranked by highest revenue for companies with negative or no earnings. For each Underlying Index (except for the Composite Index), the universe of eligible securities includes only companies with a headquarters or principal place of business in the state indicated in the name of its Underlying Index. The top 50 companies by market capitalization are then selected and weighted according to the weighting rules described below. The Composite Index is comprised of the largest 500 companies, determined by market capitalization, taken from a non-duplicative list of all companies eligible for inclusion in the state-specific Underlying Indices. The Index Methodology is publicly available on the Funds' website at www.StateSharesinc.com. Any change to the Index Methodology will be posted on the Funds' website at least 60 days prior to its being implemented.

Companies selected for inclusion in an Underlying Index are weighted according to XG's proprietary weighting system that overweight the largest employers at inception or reconstitution/rebalancing, and are thereafter weighted based upon the individual company's market value relative to the overall market value of the relevant Underlying Index (i.e., price weighted). The portfolio is reconstituted and rebalanced annually at which time some or all of the constituents may change. Each issuer represented in the Index is assigned a weight factor based upon total employees. Each security's index weighting is expressed as a percentage of total weight. Information about each Underlying Index, including the component securities in each Underlying Index and value of the securities in each Underlying Index are posted throughout the trading day every 15 seconds and are available through Reuters under the following symbols:

S&P Custom/StateShares(TM) California 50 Index
S&P Custom/StateShares(TM) Colorado Index
S&P Custom/StateShares(TM) Connecticut 50 Index
S&P Custom/StateShares(TM) Florida 50 Index
S&P Custom/StateShares(TM) Georgia 50 Index
S&P Custom/StateShares(TM) Illinois 50 Index
S&P Custom/StateShares(TM) Indiana 50 Index
S&P Custom/StateShares(TM) Maryland 50 Index
S&P Custom/StateShares(TM) Massachusetts 50 Index
S&P Custom/StateShares(TM) Michigan 50 Index
S&P Custom/StateShares(TM) Minnesota 50 Index
S&P Custom/StateShares(TM) Missouri 50 Index
S&P Custom/StateShares(TM) New Jersey 50 Index
S&P Custom/StateShares(TM) New York 50 Index
S&P Custom/StateShares(TM) North Carolina 50 Index
S&P Custom/StateShares(TM) Ohio 50 Index
S&P Custom/StateShares(TM) Pennsylvania 50 Index
S&P Custom/StateShares(TM) Tennessee 50 Index
S&P Custom/StateShares(TM) Texas 50 Index
S&P Custom/StateShares(TM) Virginia 50 Index
S&P Custom/StateShares(TM) Washington 50 Index
S&P Custom/StateShares(TM) Composite Index

HOW ARE STATESHARES(TM) DIFFERENT FROM TRADITIONAL MUTUAL FUND SHARES?

Traditional mutual fund shares are issued by, and redeemed from, a fund at any time for cash at the shares' net asset value (NAV). NAV is typically calculated only once a day and reflects a fund's total assets, less its liabilities, divided by the number of shares it has outstanding. In determining the value of its assets, a traditional mutual fund typically values its underlying securities as of the close of trading on the NYSE. As a result, no matter what time during the day an investor in a traditional mutual fund places an order to purchase or redeem shares, that investor's order will be priced at that fund's NAV determined as of the close of trading of the NYSE. Traditional mutual fund shares may be purchased from the fund directly by the shareholder or through a financial intermediary.

In contrast, StateShares(TM) cannot be purchased from, or redeemed by, the issuing Fund except by or through a Participating Organization (defined below), and then only for an in-kind basket of securities. An organized secondary market is expected to exist for the StateShares(TM), unlike traditional mutual fund shares, because StateShares(TM) are listed for trading on the NYSE. As a result, investors can purchase and sell StateShares(TM) on the secondary market through a broker. Secondary-market transactions do not take place at NAV but at market prices that change throughout the day, based on the supply of, and demand for, StateShares(TM). Shareholders will also incur typically brokerage and transaction costs when buying or selling StateShares(TM) on the secondary market.

Although the market price of StateShares(TM) typically approximates its NAV, there may be times when the market price and the NAV differ, so you may receive more or less than NAV when you sell your StateShares(TM) on the secondary market. Also, it is possible that an active trading market may not be maintained.


BUYING AND SELLING YOUR STATESHARES(TM)

Each Fund issues and redeems shares only in lots of 100,000 shares. These lots are known as Creation Units. To purchase or redeem a Creation Unit, you must be a Participating Organization or you must do so through a broker that is a Participating Organization. A Participating Organization is a firm that is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation (NSCC) or a Depository Trust Company (DTC) participant that has executed a Participant Agreement with the Funds' distributor, [ ] (the "Distributor"). The Distributor will provide a list of Participating Organizations upon request. Because Creation Units can be purchased or redeemed only in exchange for a basket of securities likely to cost millions of dollars, it is expected that only a limited number of institutional investors will purchase and redeem shares directly with the Funds. Thus, certain information in this Prospectus (e.g., information about purchasing and redeeming StateShares(TM) directly from a Fund and references to transaction fees imposed on purchases and redemptions of Creation Units) is not relevant to most retail investors. These arrangements are designed to protect shareholders of the Funds from the potentially adverse effects that may be caused by the need to make frequent purchases and sales of portfolio securities as a result of cash inflows and outflows, as experienced in a traditional mutual fund. For example, in a traditional mutual fund, redemptions can result in adverse tax consequences on non-redeeming taxable shareholders because the mutual fund must sell portfolio securities to raise cash to pay redemptions. These sales may generate taxable capital gains which are then distributed to all shareholders, including non-redeeming shareholders. In contrast, the in-kind redemption mechanism of the Funds will enable the Funds to meet redemption requests without the need to sell portfolio securities and, as a result, redemptions from the Funds will generally not have any tax impact on the non-redeeming shareholders. EXCEPT WHEN AGGREGATED IN CREATION UNITS, STATESHARES(TM) ARE NOT REDEEMABLE SECURITIES OF THE FUNDS.

Any investor may purchase StateShares(TM) on the secondary market through a broker. StateShares(TM) are publicly traded on the NYSE. To acquire StateShares(TM), you must have a brokerage account. If you want to sell StateShares(TM), you must do so through your broker. When you buy or sell StateShares(TM) on the secondary market, your broker will charge a commission. In addition, because secondary-market transactions occur at market prices, you may pay more than NAV when you buy StateShares(TM), and receive less than NAV when you sell those StateShares(TM).


OVERVIEW OF THE INVESTMENT OBJECTIVES AND STRATEGIES OF THE FUNDS

Each Fund's investment objective is to seek to track the performance, before fees and expenses, of a particular Underlying Index. The Advisor uses a passive, or indexing, approach in managing the Funds. Unlike many mutual funds, the Funds do not seek to outperform any particular market sector and will not assume temporary defensive positions when markets decline or appear overvalued. Each Fund will invest at least 90% of its assets in the common stocks of companies in the Underlying Index. Because each Underlying Index, with the exception of StateShares(TM) Composite Index, is comprised only of stocks as indicated by its name (e.g., only "Indiana " companies are contained in the S&P Custom/StateShares(TM) Indiana 50 Index), this means that each Fund will invest at least 90% of its assets in such companies. The Funds will provide shareholders with at least 60 days' notice of any change in these policies. Each Fund may also invest up to 10% of its assets in futures contracts, options on futures contracts, options, swaps on securities of companies in the Underlying Index, as well as cash and cash equivalents, such as money market instruments (subject to applicable limitations of the Investment Company Act of 1940, as amended (the "1940 Act")). Each Fund will attempt to replicate the Underlying Index by matching the weighting of securities in its portfolio with such securities' weightings in the Underlying Index. In managing the Funds, the Advisor seeks a correlation of 0.95 or better between each Fund's performance and the performance of the Underlying Index. A figure of 1.00 would represent perfect correlation. There is no guarantee that the Advisor will be able to obtain this level of correlation.

From time to time, it may not be possible, for regulatory or other legal reasons, to replicate the Underlying Index and in such cases the Advisor may pursue a sampling strategy in managing the portfolio. Pursuant to this strategy, a Fund may invest the remainder of its assets in securities of companies not included in an Underlying Index if the Advisor believes that such securities will assist the Fund in tracking the Underlying Index. If a Fund pursues a sampling strategy, it will continue to invest at least 90% of its assets in the common stocks of the companies in the

Underlying Index. See "Additional Information About The Funds, Their Principal Strategies And Related Risks" for more information about the use of a sampling strategy.

Limitations and restrictions on the level of investment in securities that are discussed in this Prospectus and that are expressed in terms of percentage limitations are measured at the time of investment, unless specifically indicated otherwise. Changes in market values that cause a percentage limitation to be exceeded will not necessarily require that securities be sold.

The following is a summary of the principal investment policies, strategies and risks of each of the Funds. Further information about the Funds and their risks can be found in "Additional Information About the Funds, Their Principal Strategies and Related Risks" in this Prospectus and in the Statement of Additional Information.

               StateShares(TM) California 50 Exchange-Traded Fund

--------------------------------------------------------------------------------
Trading Symbol:
CUSIP Number:
Underlying Index (Symbol):  S&P Custom/StateShares(TM) California 50 Index (___)
Inception Date:             [To Be Determined]
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The Fund seeks to track the performance, before fees and expenses, of the S&P Custom/StateShares(TM) California 50 Index.


PRINCIPAL INVESTMENT STRATEGIES
The Fund employs a "passive management" investment strategy designed to track the performance of the S&P Custom/StateShares(TM) California 50 Index, an index of issuers that meet certain revenue and income criteria and that have been identified as "California" companies by the Index Administrator and therefore are included in the S&P Custom/StateShares(TM) California 50 Index. A California company is a company whose headquarters or principal place of business is located in California.

As its primary strategy, the Fund attempts to replicate the Underlying Index by investing substantially all of its assets in the stocks that make up the Underlying Index, holding each stock in approximately the same proportion as its weighting in the Underlying Index. The Fund will invest at least 90% of its assets in common stocks of companies in the Underlying Index. Because the Underlying Index is comprised of only stocks of California companies, this means that the Fund will invest at least 90% of its assets in California companies, as discussed above. The Fund will provide shareholders with at least 60 days' notice of any change in these policies. The Fund may also invest up to 10% of its assets in futures contracts, options on futures contracts, options, swaps on securities of companies in the Underlying Index, as well as cash and cash equivalents, such as money market instruments (subject to applicable limitations of the 1940 Act). The Fund may also sample, rather than replicate, the Underlying Index by holding stocks that, in the aggregate, are intended to approximate the Underlying Index in terms of key characteristics, such as price/earnings ratio, earnings growth, and dividend yield. If the Fund pursues a sampling strategy, it will continue to invest at least 90% of its assets in the common stocks of companies in the Underlying Index.


PRINCIPAL RISKS
The Fund is subject to certain risks. Certain of these risks are described below. For a more detailed discussion of some of these risks, see "Additional Information Regarding the Funds, their Principal Strategies and Related Risks" below.

o The Fund is subject to stock market risk, which is the risk that stock prices overall will decline over a given period of time. The Fund's total return, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or even long periods. Stock markets tend to be volatile, with periods of rising prices and periods of falling prices.

o The Fund is subject to index risk, which is the risk that stocks in the Underlying Index may under-perform fixed income investments or stock market investments that track other markets, segments or sectors. The Advisor does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Underlying Index.

o The Fund is subject to investment style risk, which is the risk that, to the extent that the Fund's assets are invested in small- and mid-capitalization stocks, the returns from these small- and mid-capitalization stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-capitalization stocks.

o The Fund is subject to index sampling risk, which is the risk that, when employing a sampling strategy, the stocks held by the Fund will not provide investment performance tracking the Underlying Index.

o The Fund is subject to market price risk, which is the risk associated with the fact that the StateShares(TM) are listed on the New York Stock Exchange (NYSE) and can be bought and sold in the secondary market at market prices. Although it is expected that the market price of the StateShares(TM) typically will approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, you may pay more than NAV when buying StateShares(TM) on the secondary market, and you may receive less than NAV when you sell StateShares(TM).

o The Fund may be subject to geographic concentration risk. The Fund will invest substantially all of its assets in the securities of companies whose headquarters or principal place of business are located in California. These companies may also generate significant revenue from, and conduct a significant amount of business within, California. As a result, these companies may be impacted by events and conditions impacting California and its economy to a greater extent than a company whose headquarters or principal place of business is not located in that state. For example, political and economic conditions and changes in regulatory, tax, or economic policy in California could significantly affect companies doing business in that State. To the extent the Fund invests in these types of companies, it is subject to these risks. However, companies whose headquarters or principal place of business are located in California may be national or international in nature and may therefore generate a substantial, or even a predominant, amount of its business and revenue from outside California. These companies may be impacted to a lesser degree by events and conditions impacting California and its economy and would be impacted to a much greater degree by events and conditions in those areas where significant amounts of its business or revenue are generated.

o The Fund is subject to secondary market risk. Although the StateShares(TM) are listed for trading on the NYSE, it is possible that an active trading market may not be maintained.

         Trading of the StateShares(TM) on the NYSE may be halted if NYSE officials deem such action appropriate, if the StateShares(TM) are delisted from the NYSE or if the activation of market-wide "circuit breakers" halts stock trading generally.

o The Fund is subject to derivatives risk, which is the risk associated with stock futures and options contracts, warrants, convertible securities, and swap agreements, which are types of derivatives. Investments in derivatives may subject the Fund to risks different from, and possibly greater than, those of the underlying securities, assets, or market indexes.


PERFORMANCE INFORMATION
The Fund has not yet begun operations, so performance information is not available.


FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold California StateShares(TM). Transaction costs incurred by the Fund for buying and selling securities are not reflected in the table. Operating Expenses are expressed as a percentage of average daily net assets and are based upon estimated amounts for the current fiscal year.

        SHAREHOLDER FEES
        (fees paid directly from your investment)

        Sales Charge (Load) Imposed on Purchases:                          None
        Transaction Fee on Purchases and Redemptions:                 Varies(1)


        ANNUAL FUND OPERATING EXPENSES
        (expenses deducted from the Fund's assets)

        Advisory Fee(2):                                                ______%
        12b-1 Distribution Fee(3):                                         .25%
        Other Expenses(4):                                              ______%
        TOTAL ANNUAL FUND OPERATING EXPENSES:                           ______%

        (1) An investor purchasing or redeeming Creation Units of the Fund will pay to the Fund a transaction fee of $500, plus an additional fee of up to $2,500 if the investor does not create or redeem through the NSCC (for a total of up to $3,000). An investor buying or selling the Fund in the secondary market will pay a commission to his broker in an amount established by the broker. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above.
        (2) The Fund pays the Advisor a single, unified management fee for arranging for certain non-distribution related services necessary for the Fund to operate. For more information about the unified management fee, see "Investment Advisor" under "Fund Management".
        (3) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to .25% of average daily net assets may be made by the Fund. The Board of Directors of the Fund has determined that no such payments will be made for the twelve month period following commencement of operations.
        (4) "Other Expenses" are based on estimated amounts for the current fiscal year.

The Fund sells and redeems StateShares(TM) only in Creation Units and principally on an in-kind basis for portfolio securities of the Underlying Index. STATESHARES(TM) IN LESS THAN CREATION UNIT AGGREGATIONS ARE NOT REDEEMABLE. The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund. The example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors will pay to buy and sell StateShares(TM). It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors.

-------------------------------------
      1 YEAR           3 YEARS
-------------------------------------
       $---              $---
-------------------------------------


These examples should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

CREATION UNIT TRANSACTIONS FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems shares at NAV and only in Creation Unit blocks of 100,000. As a practical matter, only institutions or large investors purchase or redeem Creation Units. A standard Creation Unit transaction fee of $_________ is charged for each purchase of Creation Units, regardless of the number of Creation Unit shares acquired. An investor redeeming Creation Unit shares will be charged a standard redemption transaction fee of $500, regardless of the number of Creation Unit shares redeemed.* The value of a Creation Unit of the Fund, as of the date of this Prospectus, was approximately $__________. Investors holding Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $________, a 5% return, and assuming that the Fund's operating expenses remain the same and the Creation Units are redeemed at the end of each period, a purchaser of Creation Units will incur the following costs:

-------------------------------------
      1 YEAR           3 YEARS
-------------------------------------
       $---              $---
-------------------------------------


___________________________
* If a Creation Unit is purchased or redeemed outside of usual process through the NSCC or for cash an additional fee of up to five times will apply.

                StateShares(TM) Colorado 50 Exchange-Traded Fund

--------------------------------------------------------------------------------
Trading Symbol:
CUSIP Number:
Underlying Index (Symbol):  S&P Custom/StateShares(TM) Colorado 50 Index (_____)
Inception Date:             [To Be Determined]
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The Fund seeks to track the performance, before fees and expenses, of the S&P Custom/StateShares(TM) Colorado 50 Index.


PRINCIPAL INVESTMENT STRATEGIES
The Fund employs a "passive management" investment strategy designed to track the performance of the S&P Custom/StateShares(TM) Colorado 50 Index, an index of issuers that meet certain revenue and income criteria and that have been identified as "Colorado" companies by the Index Administrator and therefore are included in the S&P Custom/StateShares(TM) Colorado 50 Index. A Colorado company is a company whose headquarters or principal place of business is located in Colorado.

As its primary strategy, the Fund attempts to replicate the Underlying Index by investing substantially all of its assets in the stocks that make up the Underlying Index, holding each stock in approximately the same proportion as its weighting in the Underlying Index. The Fund will invest at least 90% of its assets in common stocks of companies in the Underlying Index. Because the Underlying Index is comprised of only stocks of Colorado companies, this means that the Fund will invest at least 90% of its assets in Colorado companies, as discussed above. The Fund will provide shareholders with at least 60 days' notice of any change in these policies. The Fund may also invest up to 10% of its assets in futures contracts, options on futures contracts, options, swaps on securities of companies in the Underlying Index, as well as cash and cash equivalents, such as money market instruments (subject to applicable limitations of the 1940 Act The Fund may also sample, rather than replicate, the Underlying Index by holding stocks that, in the aggregate, are intended to approximate the Underlying Index in terms of key characteristics, such as price/earnings ratio, earnings growth, and dividend yield. If the Fund pursues a sampling strategy, it will continue to invest at least 90% of its assets in the common stocks of companies in the Underlying Index.


PRINCIPAL RISKS
The Fund is subject to certain risks. Certain of these risks are described below. For a more detailed discussion of some of these risks, see "Additional Information Regarding the Funds, their Principal Strategies and Related Risks" below.

o The Fund is subject to stock market risk, which is the risk that stock prices overall will decline over a given period of time. The Fund's total return, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or even long periods. Stock markets tend to be volatile, with periods of rising prices and periods of falling prices.

o The Fund is subject to index risk, which is the risk that stocks in the Underlying Index may under-perform fixed income investments or stock market investments that track other markets, segments or sectors. The Advisor does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Underlying Index.

o The Fund is subject to investment style risk, which is the risk that, to the extent that the Fund's assets are invested in small- and mid-capitalization stocks, the returns from these small- and mid-capitalization stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-capitalization stocks.

o The Fund is subject to index sampling risk, which is the risk that, when employing a sampling strategy, the stocks held by the Fund will not provide investment performance tracking the Underlying Index.

o The Fund is subject to market price risk, which is the risk associated with the fact that the StateShares(TM) are listed on the New York Stock Exchange (NYSE) and can be bought and sold in the secondary market at market prices. Although it is expected that the market price of the StateShares(TM) typically will approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, you may pay more than NAV when buying StateShares(TM) on the secondary market, and you may receive less than NAV when you sell StateShares(TM).

o The Fund may be subject to geographic concentration risk. The Fund will invest substantially all of its assets in the securities of companies whose headquarters or principal place of business are located in Colorado. These companies may also generate significant revenue from, and conduct a significant amount of business within, Colorado. As a result, these companies may be impacted by events and conditions impacting Colorado and its economy to a greater extent than a company whose headquarters or principal place of business is not located in that state. For example, political and economic conditions and changes in regulatory, tax, or economic policy in Colorado could significantly affect companies doing business in that State. To the extent the Fund invests in these types of companies, it is subject to these risks. However, companies whose headquarters or principal place of business are located in Colorado may be national or international in nature and may therefore generate a substantial, or even a predominant, amount of its business and revenue from outside Colorado. These companies may be impacted to a lesser degree by events and conditions impacting Colorado and its economy and would be impacted to a much greater degree by events and conditions in those areas where significant amounts of its business or revenue are generated.

o The Fund is subject to secondary market risk. Although the StateShares(TM) are listed for trading on the NYSE, it is possible that an active trading market may not be maintained.

         Trading of the StateShares(TM) on the NYSE may be halted if NYSE officials deem such action appropriate, if the StateShares(TM) are delisted from the NYSE or if the activation of market-wide "circuit breakers" halts stock trading generally.

o The Fund is subject to derivatives risk, which is the risk associated with stock futures and options contracts, warrants, convertible securities, and swap agreements, which are types of derivatives. Investments in derivatives may subject the Fund to risks different from, and possibly greater than, those of the underlying securities, assets, or market indexes.


PERFORMANCE INFORMATION
The Fund has not yet begun operations, so performance information is not available.


FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Colorado StateShares(TM). Transaction costs incurred by the Fund for buying and selling securities are not reflected in the table. Operating Expenses are expressed as a percentage of average daily net assets and are based upon estimated amounts for the current fiscal year.

        SHAREHOLDER FEES
        (fees paid directly from your investment)

        Sales Charge (Load) Imposed on Purchases:                         None
        Transaction Fee on Purchases and Redemptions:                Varies(1)


        ANNUAL FUND OPERATING EXPENSES
        (expenses deducted from the Fund's assets)

        Advisory Fee(2):                                               ______%
        12b-1 Distribution Fee(3):                                        .25%
        Other Expenses(4):                                             ______%
        TOTAL ANNUAL FUND OPERATING EXPENSES:                          ______%

        (1) An investor purchasing or redeeming Creation Units of the Fund will pay to the Fund a transaction fee of $500, plus an additional fee of up to $2,500 if the investor does not create or redeem through the NSCC (for a total of up to $3,000). An investor buying or selling the Fund in the secondary market will pay a commission to his broker in an amount established by the broker. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above.
        (2) The Fund pays the Advisor a single, unified management fee for arranging for certain non-distribution related services necessary for the Fund to operate. For more information about the unified management fee, see "Investment Advisor" under "Fund Management".
        (3) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to .25% of average daily net assets may be made by the Fund. The Board of Directors of the Fund has determined that no such payments will be made for the twelve month period following commencement of operations.
        (4) "Other Expenses" are based on estimated amounts for the current fiscal year.

The Fund sells and redeems StateShares(TM) only in Creation Units and principally on an in-kind basis for portfolio securities of the Underlying Index. STATESHARES(TM) IN LESS THAN CREATION UNIT AGGREGATIONS ARE NOT REDEEMABLE. The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund. The example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors will pay to buy and sell StateShares(TM). It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors.

-------------------------------------
      1 YEAR           3 YEARS
-------------------------------------
       $---              $---
-------------------------------------


These examples should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

CREATION UNIT TRANSACTIONS FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems shares at NAV and only in Creation Unit blocks of 100,000. As a practical matter, only institutions or large investors purchase or redeem Creation Units. A standard Creation Unit transaction fee of $_________ is charged for each purchase of Creation Units, regardless of the number of Creation Unit shares acquired. An investor redeeming Creation Unit shares will be charged a standard redemption transaction fee of $500, regardless of the number of Creation Unit shares redeemed.* The value of a Creation Unit of the Fund, as of the date of this Prospectus, was approximately $__________. Investors holding Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $________, a 5% return, and assuming that the Fund's operating expenses remain the same and the Creation Units are redeemed at the end of each period, a purchaser of Creation Units will incur the following costs:

-------------------------------------
      1 YEAR           3 YEARS
-------------------------------------
       $---              $---
-------------------------------------


___________________________
* If a Creation Unit is purchased or redeemed outside of usual process through the NSCC or for cash an additional fee of up to five times will apply.

               StateShares(TM) Connecticut 50 Exchange-Traded Fund

--------------------------------------------------------------------------------
Trading Symbol:
CUSIP Number:
Underlying Index (Symbol): S&P Custom/StateShares(TM) Connecticut 50 Index (___)
Inception Date:            [To Be Determined]
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The Fund seeks to track the performance, before fees and expenses, of the S&P Custom/StateShares(TM) Connecticut 50 Index.


PRINCIPAL INVESTMENT STRATEGIES
The Fund employs a "passive management" investment strategy designed to track the performance of the S&P Custom/StateShares(TM) Connecticut 50 Index, an index of issuers that meet certain revenue and income criteria and that have been identified as "Connecticut" companies by the Index Administrator and therefore are included in the S&P Custom/StateShares(TM) Connecticut 50 Index. A Connecticut company is a company whose headquarters or principal place of business is located in Connecticut.

As its primary strategy, the Fund attempts to replicate the Underlying Index by investing substantially all of its assets in the stocks that make up the Underlying Index, holding each stock in approximately the same proportion as its weighting in the Underlying Index. The Fund will invest at least 90% of its assets in common stocks of companies in the Underlying Index. Because the Underlying Index is comprised of only stocks of Connecticut 50 companies, this means that the Fund will invest at least 90% of its assets in Connecticut 50 companies, as discussed above. The Fund will provide shareholders with at least 60 days' notice of any change in these policies. The Fund may also invest up to 10% of its assets in futures contracts, options on futures contracts, options, swaps on securities of companies in the Underlying Index, as well as cash and cash equivalents, such as money market instruments (subject to applicable limitations of the 1940 Act. The Fund may also sample, rather than replicate, the Underlying Index by holding stocks that, in the aggregate, are intended to approximate the Underlying Index in terms of key characteristics, such as price/earnings ratio, earnings growth, and dividend yield. If the Fund pursues a sampling strategy, it will continue to invest at least 90% of its assets in the common stocks of companies in the Underlying Index.


PRINCIPAL RISKS
The Fund is subject to certain risks. Certain of these risks are described below. For a more detailed discussion of some of these risks, see "Additional Information Regarding the Funds, their Principal Strategies and Related Risks" below.

o The Fund is subject to stock market risk, which is the risk that stock prices overall will decline over a given period of time. The Fund's total return, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or even long periods. Stock markets tend to be volatile, with periods of rising prices and periods of falling prices.

o The Fund is subject to index risk, which is the risk that stocks in the Underlying Index may under-perform fixed income investments or stock market investments that track other markets, segments or sectors. The Advisor does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Underlying Index.

o The Fund is subject to investment style risk, which is the risk that, to the extent that the Fund's assets are invested in small- and mid-capitalization stocks, the returns from these small- and mid-capitalization stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-capitalization stocks.

o The Fund is subject to index sampling risk, which is the risk that, when employing a sampling strategy, the stocks held by the Fund will not provide investment performance tracking the Underlying Index.

o The Fund is subject to market price risk, which is the risk associated with the fact that the StateShares(TM) are listed on the New York Stock Exchange (NYSE) and can be bought and sold in the secondary market at market prices. Although it is expected that the market price of the StateShares(TM) typically will approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, you may pay more than NAV when buying StateShares(TM) on the secondary market, and you may receive less than NAV when you sell StateShares(TM).

o The Fund may be subject to geographic concentration risk. The Fund will invest substantially all of its assets in the securities of companies whose headquarters or principal place of business are located in Connecticut. These companies may also generate significant revenue from, and conduct a significant amount of business within, Connecticut. As a result, these companies may be impacted by events and conditions impacting Connecticut and its economy to a greater extent than a company whose headquarters or principal place of business is not located in that state. For example, political and economic conditions and changes in regulatory, tax, or economic policy in Connecticut could significantly affect companies doing business in that State. To the extent the Fund invests in these types of companies, it is subject to these risks. However, companies whose headquarters or principal place of business are located in Connecticut may be national or international in nature and may therefore generate a substantial, or even a predominant, amount of its business and revenue from outside Connecticut. These companies may be impacted to a lesser degree by events and conditions impacting Connecticut and its economy and would be impacted to a much greater degree by events and conditions in those areas where significant amounts of its business or revenue are generated.

o The Fund is subject to secondary market risk. Although the StateShares(TM) are listed for trading on the NYSE, it is possible that an active trading market may not be maintained.

         Trading of the StateShares(TM) on the NYSE may be halted if NYSE officials deem such action appropriate, if the StateShares(TM) are delisted from the NYSE or if the activation of market-wide "circuit breakers" halts stock trading generally.

o The Fund is subject to derivatives risk, which is the risk associated with stock futures and options contracts, warrants, convertible securities, and swap agreements, which are types of derivatives. Investments in derivatives may subject the Fund to risks different from, and possibly greater than, those of the underlying securities, assets, or market indexes.


PERFORMANCE INFORMATION
The Fund has not yet begun operations, so performance information is not available.


FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Connecticut StateShares(TM). Transaction costs incurred by the Fund for buying and selling securities are not reflected in the table. Operating Expenses are expressed as a percentage of average daily net assets and are based upon estimated amounts for the current fiscal year.

        SHAREHOLDER FEES
        (fees paid directly from your investment)

        Sales Charge (Load) Imposed on Purchases:                          None
        Transaction Fee on Purchases and Redemptions:                 Varies(1)


        ANNUAL FUND OPERATING EXPENSES
        (expenses deducted from the Fund's assets)

        Advisory Fee(2):                                                ______%
        12b-1 Distribution Fee(3):                                         .25%
        Other Expenses(4):                                              ______%
        TOTAL ANNUAL FUND OPERATING EXPENSES:                           ______%

        (1) An investor purchasing or redeeming Creation Units of the Fund will pay to the Fund a transaction fee of $500, plus an additional fee of up to $2,500 if the investor does not create or redeem through the NSCC (for a total of up to $3,000). An investor buying or selling the Fund in the secondary market will pay a commission to his broker in an amount established by the broker. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above.
        (2) The Fund pays the Advisor a single, unified management fee for arranging for certain non-distribution related services necessary for the Fund to operate. For more information about the unified management fee, see "Investment Advisor" under "Fund Management".
        (3) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to .25% of average daily net assets may be made by the Fund. The Board of Directors of the Fund has determined that no such payments will be made for the twelve month period following commencement of operations.
        (4) "Other Expenses" are based on estimated amounts for the current fiscal year.

The Fund sells and redeems StateShares(TM) only in Creation Units and principally on an in-kind basis for portfolio securities of the Underlying Index. STATESHARES(TM) IN LESS THAN CREATION UNIT AGGREGATIONS ARE NOT REDEEMABLE. The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund. The example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors will pay to buy and sell StateShares(TM). It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors.

-------------------------------------
      1 YEAR           3 YEARS
-------------------------------------
       $---              $---
-------------------------------------


These examples should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

CREATION UNIT TRANSACTIONS FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems shares at NAV and only in Creation Unit blocks of 100,000. As a practical matter, only institutions or large investors purchase or redeem Creation Units. A standard Creation Unit transaction fee of $__________ is charged for each purchase of Creation Units, regardless of the number of Creation Unit shares acquired. An investor redeeming Creation Unit shares will be charged a standard redemption transaction fee of $500, regardless of the number of Creation Unit shares redeemed.* The value of a Creation Unit of the Fund, as of the date of this Prospectus, was approximately $__________. Investors holding Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $__________, a 5% return, and assuming that the Fund's operating expenses remain the same and the Creation Units are redeemed at the end of each period, a purchaser of Creation Units will incur the following costs:

-------------------------------------
      1 YEAR           3 YEARS
-------------------------------------
       $---              $---
-------------------------------------


___________________________
* If a Creation Unit is purchased or redeemed outside of usual process through the NSCC or for cash an additional fee of up to five times will apply.

                 StateShares(TM) Florida 50 Exchange-Traded Fund

--------------------------------------------------------------------------------
Trading Symbol:
CUSIP Number:
Underlying Index (Symbol):  S&P Custom/StateShares(TM) Florida 50 Index (______)
Inception Date:             [To Be Determined]
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The Fund seeks to track the performance, before fees and expenses, of the S&P Custom/StateShares(TM) Florida 50 Index.


PRINCIPAL INVESTMENT STRATEGIES
The Fund employs a "passive management" investment strategy designed to track the performance of the S&P Custom/StateShares(TM) Florida 50 Index, an index of issuers that meet certain revenue and income criteria and that have been identified as "Florida" companies by the Index Administrator and therefore are included in the S&P Custom/StateShares(TM) Florida 50 Index. A Florida company is a company whose headquarters or principal place of business is located in Florida.

As its primary strategy, the Fund attempts to replicate the Underlying Index by investing substantially all of its assets in the stocks that make up the Underlying Index, holding each stock in approximately the same proportion as its weighting in the Underlying Index. The Fund will invest at least 90% of its assets in common stocks of companies in the Underlying Index. Because the Underlying Index is comprised of only stocks of Florida 50 companies, this means that the Fund will invest at least 90% of its assets in Florida 50 companies, as discussed above. The Fund will provide shareholders with at least 60 days' notice of any change in these policies. The Fund may also invest up to 10% of its assets in futures contracts, options on futures contracts, options, swaps on securities of companies in the Underlying Index, as well as cash and cash equivalents, such as money market instruments (subject to applicable limitations of the 1940 Act). The Fund may also sample, rather than replicate, the Underlying Index by holding stocks that, in the aggregate, are intended to approximate the Underlying Index in terms of key characteristics, such as price/earnings ratio, earnings growth, and dividend yield. If the Fund pursues a sampling strategy, it will continue to invest at least 90% of its assets in the common stocks of companies in the Underlying Index.


PRINCIPAL RISKS
The Fund is subject to certain risks. Certain of these risks are described below. For a more detailed discussion of some of these risks, see "Additional Information Regarding the Funds, their Principal Strategies and Related Risks" below.

o The Fund is subject to stock market risk, which is the risk that stock prices overall will decline over a given period of time. The Fund's total return, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or even long periods. Stock markets tend to be volatile, with periods of rising prices and periods of falling prices.

o The Fund is subject to index risk, which is the risk that stocks in the Underlying Index may under-perform fixed income investments or stock market investments that track other markets, segments or sectors. The Advisor does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Underlying Index.

o The Fund is subject to investment style risk, which is the risk that, to the extent that the Fund's assets are invested in small- and mid-capitalization stocks, the returns from these small- and mid-capitalization stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-capitalization stocks.

o The Fund is subject to index sampling risk, which is the risk that, when employing a sampling strategy, the stocks held by the Fund will not provide investment performance tracking the Underlying Index.

o The Fund is subject to market price risk, which is the risk associated with the fact that the StateShares(TM) are listed on the New York Stock Exchange (NYSE) and can be bought and sold in the secondary market at market prices. Although it is expected that the market price of the StateShares(TM) typically will approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, you may pay more than NAV when buying StateShares(TM) on the secondary market, and you may receive less than NAV when you sell StateShares(TM).

o The Fund may be subject to geographic concentration risk. The Fund will invest substantially all of its assets in the securities of companies whose headquarters or principal place of business are located in Florida. These companies may also generate significant revenue from, and conduct a significant amount of business within, Florida. As a result, these companies may be impacted by events and conditions impacting Florida and its economy to a greater extent than a company whose headquarters or principal place of business is not located in that state. For example, political and economic conditions and changes in regulatory, tax, or economic policy in Florida could significantly affect companies doing business in that State. To the extent the Fund invests in these types of companies, it is subject to these risks. However, companies whose headquarters or principal place of business are located in Florida may be national or international in nature and may therefore generate a substantial, or even a predominant, amount of its business and revenue from outside Florida. These companies may be impacted to a lesser degree by events and conditions impacting Florida and its economy and would be impacted to a much greater degree by events and conditions in those areas where significant amounts of its business or revenue are generated.

o The Fund is subject to secondary market risk. Although the StateShares(TM) are listed for trading on the NYSE, it is possible that an active trading market may not be maintained. Trading of the StateShares(TM) on the NYSE may be halted if NYSE officials deem such action appropriate, if the StateShares(TM) are delisted from the NYSE or if the activation of market-wide "circuit breakers" halts stock trading generally.

o The Fund is subject to derivatives risk, which is the risk associated with stock futures and options contracts, warrants, convertible securities, and swap agreements, which are types of derivatives. Investments in derivatives may subject the Fund to risks different from, and possibly greater than, those of the underlying securities, assets, or market indexes.


PERFORMANCE INFORMATION
The Fund has not yet begun operations, so performance information is not available.


FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Florida StateShares(TM). Transaction costs incurred by the Fund for buying and selling securities are not reflected in the table. Operating Expenses are expressed as a percentage of average daily net assets and are based upon estimated amounts for the current fiscal year.

        SHAREHOLDER FEES
        (fees paid directly from your investment)

        Sales Charge (Load) Imposed on Purchases:                          None
        Transaction Fee on Purchases and Redemptions:                 Varies(1)


        ANNUAL FUND OPERATING EXPENSES
        (expenses deducted from the Fund's assets)

        Advisory Fee(2):                                                ______%
        12b-1 Distribution Fee(3):                                         .25%
        Other Expenses(4):                                              ______%
        TOTAL ANNUAL FUND OPERATING EXPENSES:                           ______%

        (1) An investor purchasing or redeeming Creation Units of the Fund will pay to the Fund a transaction fee of $500, plus an additional fee of up to $2,500 if the investor does not create or redeem through the NSCC (for a total of up to $3,000). An investor buying or selling the Fund in the secondary market will pay a commission to his broker in an amount established by the broker. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above.
        (2) The Fund pays the Advisor a single, unified management fee for arranging for certain non-distribution related services necessary for the Fund to operate. For more information about the unified management fee, see "Investment Advisor" under "Fund Management".
        (3) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to .25% of average daily net assets may be made by the Fund. The Board of Directors of the Fund has determined that no such payments will be made for the twelve month period following commencement of operations.
        (4) "Other Expenses" are based on estimated amounts for the current fiscal year.

The Fund sells and redeems StateShares(TM) only in Creation Units and principally on an in-kind basis for portfolio securities of the Underlying Index. STATESHARES(TM) IN LESS THAN CREATION UNIT AGGREGATIONS ARE NOT REDEEMABLE. The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund. The example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors will pay to buy and sell StateShares(TM). It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors.

-------------------------------------
      1 YEAR           3 YEARS
-------------------------------------
       $---              $---
-------------------------------------


These examples should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

CREATION UNIT TRANSACTIONS FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems shares at NAV and only in Creation Unit blocks of 100,000. As a practical matter, only institutions or large investors purchase or redeem Creation Units. A standard Creation Unit transaction fee of $_________ is charged for each purchase of Creation Units, regardless of the number of Creation Unit shares acquired. An investor redeeming Creation Unit shares will be charged a standard redemption transaction fee of $500, regardless of the number of Creation Unit shares redeemed.* The value of a Creation Unit of the Fund, as of the date of this Prospectus, was approximately $__________. Investors holding Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $________, a 5% return, and assuming that the Fund's operating expenses remain the same and the Creation Units are redeemed at the end of each period, a purchaser of Creation Units will incur the following costs:

-------------------------------------
      1 YEAR           3 YEARS
-------------------------------------
       $---              $---
-------------------------------------


___________________________
* If a Creation Unit is purchased or redeemed outside of usual process through the NSCC or for cash an additional fee of up to five times will apply.

                 StateShares(TM) Georgia 50 Exchange-Traded Fund

--------------------------------------------------------------------------------
Trading Symbol:
CUSIP Number:
Underlying Index (Symbol):  S&P Custom/StateShares(TM) Georgia 50 Index (______)
Inception Date:             [To Be Determined]
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The Fund seeks to track the performance, before fees and expenses, of the S&P Custom/StateShares(TM) Georgia 50 Index.


PRINCIPAL INVESTMENT STRATEGIES
The Fund employs a "passive management" investment strategy designed to track the performance of the S&P Custom/StateShares(TM) Georgia 50 Index, an index of issuers that meet certain revenue and income criteria and that have been identified as "Georgia" companies by the Index Administrator and therefore are included in the S&P Custom/StateShares(TM) Georgia 50 Index. A Georgia company is a company whose headquarters or principal place of business is located in Georgia.

As its primary strategy, the Fund attempts to replicate the Underlying Index by investing substantially all of its assets in the stocks that make up the Underlying Index, holding each stock in approximately the same proportion as its weighting in the Underlying Index. The Fund will invest at least 90% of its assets in common stocks of companies in the Underlying Index. Because the Underlying Index is comprised of only stocks of Georgia 50 companies, this means that the Fund will invest at least 90% of its assets in Georgia 50 companies, as discussed above. The Fund will provide shareholders with at least 60 days' notice of any change in these policies. The Fund may also invest up to 10% of its assets in futures contracts, options on futures contracts, options, swaps on securities of companies in the Underlying Index, as well as cash and cash equivalents, such as money market instruments (subject to applicable limitations of the 1940 Act). The Fund may also sample, rather than replicate, the Underlying Index by holding stocks that, in the aggregate, are intended to approximate the Underlying Index in terms of key characteristics, such as price/earnings ratio, earnings growth, and dividend yield. If the Fund pursues a sampling strategy, it will continue to invest at least 90% of its assets in the common stocks of companies in the Underlying Index.


PRINCIPAL RISKS
The Fund is subject to certain risks. Certain of these risks are described below. For a more detailed discussion of some of these risks, see "Additional Information Regarding the Funds, their Principal Strategies and Related Risks" below.

o The Fund is subject to stock market risk, which is the risk that stock prices overall will decline over a given period of time. The Fund's total return, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or even long periods. Stock markets tend to be volatile, with periods of rising prices and periods of falling prices.

o The Fund is subject to index risk, which is the risk that stocks in the Underlying Index may under-perform fixed income investments or stock market investments that track other markets, segments or sectors. The Advisor does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Underlying Index.

o The Fund is subject to investment style risk, which is the risk that, to the extent that the Fund's assets are invested in small- and mid-capitalization stocks, the returns from these small- and mid-capitalization stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-capitalization stocks.

o The Fund is subject to index sampling risk, which is the risk that, when employing a sampling strategy, the stocks held by the Fund will not provide investment performance tracking the Underlying Index.

o The Fund is subject to market price risk, which is the risk associated with the fact that the StateShares(TM) are listed on the New York Stock Exchange (NYSE) and can be bought and sold in the secondary market at market prices. Although it is expected that the market price of the StateShares(TM) typically will approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, you may pay more than NAV when buying StateShares(TM) on the secondary market, and you may receive less than NAV when you sell StateShares(TM).

o The Fund may be subject to geographic concentration risk. The Fund will invest substantially all of its assets in the securities of companies whose headquarters or principal place of business are located in Georgia. These companies may also generate significant revenue from, and conduct a significant amount of business within, Georgia. As a result, these companies may be impacted by events and conditions impacting Georgia and its economy to a greater extent than a company whose headquarters or principal place of business is not located in that state. For example, political and economic conditions and changes in regulatory, tax, or economic policy in Georgia could significantly affect companies doing business in that State. To the extent the Fund invests in these types of companies, it is subject to these risks. However, companies whose headquarters or principal place of business are located in Georgia may be national or international in nature and may therefore generate a substantial, or even a predominant, amount of its business and revenue from outside Georgia. These companies may be impacted to a lesser degree by events and conditions impacting Georgia and its economy and would be impacted to a much greater degree by events and conditions in those areas where significant amounts of its business or revenue are generated.

o The Fund is subject to secondary market risk. Although the StateShares(TM) are listed for trading on the NYSE, it is possible that an active trading market may not be maintained. Trading of the StateShares(TM) on the NYSE may be halted if NYSE officials deem such action appropriate, if the StateShares(TM) are delisted from the NYSE or if the activation of market-wide "circuit breakers" halts stock trading generally.

o The Fund is subject to derivatives risk, which is the risk associated with stock futures and options contracts, warrants, convertible securities, and swap agreements, which are types of derivatives. Investments in derivatives may subject the Fund to risks different from, and possibly greater than, those of the underlying securities, assets, or market indexes.


PERFORMANCE INFORMATION
The Fund has not yet begun operations, so performance information is not available.


FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Georgia StateShares(TM). Transaction costs incurred by the Fund for buying and selling securities are not reflected in the table. Operating Expenses are expressed as a percentage of average daily net assets and are based upon estimated amounts for the current fiscal year.

        SHAREHOLDER FEES
        (fees paid directly from your investment)

        Sales Charge (Load) Imposed on Purchases:                          None
        Transaction Fee on Purchases and Redemptions:                 Varies(1)


        ANNUAL FUND OPERATING EXPENSES
        (expenses deducted from the Fund's assets)

        Advisory Fee(2):                                                ______%
        12b-1 Distribution Fee(3):                                         .25%
        Other Expenses(4):                                              ______%
        TOTAL ANNUAL FUND OPERATING EXPENSES:                           ______%

        (1) An investor purchasing or redeeming Creation Units of the Fund will pay to the Fund a transaction fee of $500, plus an additional fee of up to $2,500 if the investor does not create or redeem through the NSCC (for a total of up to $3,000). An investor buying or selling the Fund in the secondary market will pay a commission to his broker in an amount established by the broker. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above.
        (2) The Fund pays the Advisor a single, unified management fee for arranging for certain non-distribution related services necessary for the Fund to operate. For more information about the unified management fee, see "Investment Advisor" under "Fund Management".
        (3) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to .25% of average daily net assets may be made by the Fund. The Board of Directors of the Fund has determined that no such payments will be made for the twelve month period following commencement of operations.
        (4) "Other Expenses" are based on estimated amounts for the current fiscal year.

The Fund sells and redeems StateShares(TM) only in Creation Units and principally on an in-kind basis for portfolio securities of the Underlying Index. STATESHARES(TM) IN LESS THAN CREATION UNIT AGGREGATIONS ARE NOT REDEEMABLE. The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund. The example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors will pay to buy and sell StateShares(TM). It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors.

-------------------------------------
      1 YEAR           3 YEARS
-------------------------------------
       $---              $---
-------------------------------------


These examples should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

CREATION UNIT TRANSACTIONS FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems shares at NAV and only in Creation Unit blocks of 100,000. As a practical matter, only institutions or large investors purchase or redeem Creation Units. A standard Creation Unit transaction fee of $_________ is charged for each purchase of Creation Units, regardless of the number of Creation Unit shares acquired. An investor redeeming Creation Unit shares will be charged a standard redemption transaction fee of $500, regardless of the number of Creation Unit shares redeemed.* The value of a Creation Unit of the Fund, as of the date of this Prospectus, was approximately $__________. Investors holding Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $________, a 5% return, and assuming that the Fund's operating expenses remain the same and the Creation Units are redeemed at the end of each period, a purchaser of Creation Units will incur the following costs:



-------------------------------------
      1 YEAR           3 YEARS
-------------------------------------
       $---              $---
-------------------------------------


___________________________
* If a Creation Unit is purchased or redeemed outside of usual process through the NSCC or for cash an additional fee of up to five times will apply.

                StateShares(TM) Illinois 50 Exchange-Traded Fund

--------------------------------------------------------------------------------
Trading Symbol:
CUSIP Number:
Underlying Index (Symbol):  S&P Custom/StateShares(TM) Illinois 50 Index (_____)
Inception Date:             [To Be Determined]
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The Fund seeks to track the performance, before fees and expenses, of the S&P Custom/StateShares(TM) Illinois 50 Index.


PRINCIPAL INVESTMENT STRATEGIES
The Fund employs a "passive management" investment strategy designed to track the performance of the S&P Custom/StateShares(TM) Illinois 50 Index, an index of issuers that meet certain revenue and income criteria and that have been identified as "Illinois" companies by the Index Administrator and therefore are included in the S&P Custom/StateShares(TM) Illinois 50 Index. An Illinois company is a company whose headquarters or principal place of business is located in Illinois.

As its primary strategy, the Fund attempts to replicate the Underlying Index by investing substantially all of its assets in the stocks that make up the Underlying Index, holding each stock in approximately the same proportion as its weighting in the Underlying Index. The Fund will invest at least 90% of its assets in common stocks of companies in the Underlying Index. Because the Underlying Index is comprised of only stocks of Illinois 50 companies, this means that the Fund will invest at least 90% of its assets in Illinois 50 companies, as discussed above. The Fund will provide shareholders with at least 60 days' notice of any change in these policies. The Fund may also invest up to 10% of its assets in futures contracts, options on futures contracts, options, swaps on securities of companies in the Underlying Index, as well as cash and cash equivalents, such as money market instruments (subject to applicable limitations of the 1940 Act). The Fund may also sample, rather than replicate, the Underlying Index by holding stocks that, in the aggregate, are intended to approximate the Underlying Index in terms of key characteristics, such as price/earnings ratio, earnings growth, and dividend yield. If the Fund pursues a sampling strategy, it will continue to invest at least 90% of its assets in the common stocks of companies in the Underlying Index.


PRINCIPAL RISKS
The Fund is subject to certain risks. Certain of these risks are described below. For a more detailed discussion of some of these risks, see "Additional Information Regarding the Funds, their Principal Strategies and Related Risks" below.

o The Fund is subject to stock market risk, which is the risk that stock prices overall will decline over a given period of time. The Fund's total return, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or even long periods. Stock markets tend to be volatile, with periods of rising prices and periods of falling prices.

o The Fund is subject to index risk, which is the risk that stocks in the Underlying Index may under-perform fixed income investments or stock market investments that track other markets, segments or sectors. The Advisor does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Underlying Index.

o The Fund is subject to investment style risk, which is the risk that, to the extent that the Fund's assets are invested in small- and mid-capitalization stocks, the returns from these small- and mid-capitalization stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-capitalization stocks.

o The Fund is subject to index sampling risk, which is the risk that, when employing a sampling strategy, the stocks held by the Fund will not provide investment performance tracking the Underlying Index.

o The Fund is subject to market price risk, which is the risk associated with the fact that the StateShares(TM) are listed on the New York Stock Exchange (NYSE) and can be bought and sold in the secondary market at market prices. Although it is expected that the market price of the StateShares(TM) typically will approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, you may pay more than NAV when buying StateShares(TM) on the secondary market, and you may receive less than NAV when you sell StateShares(TM).

o The Fund may be subject to geographic concentration risk. The Fund will invest substantially all of its assets in the securities of companies whose headquarters or principal place of business are located in Illinois. These companies may also generate significant revenue from, and conduct a significant amount of business within, Illinois. As a result, these companies may be impacted by events and conditions impacting Illinois and its economy to a greater extent than a company whose headquarters or principal place of business is not located in that state. For example, political and economic conditions and changes in regulatory, tax, or economic policy in Illinois could significantly affect companies doing business in that State. To the extent the Fund invests in these types of companies, it is subject to these risks. However, companies whose headquarters or principal place of business are located in Illinois may be national or international in nature and may therefore generate a substantial, or even a predominant, amount of its business and revenue from outside Illinois. These companies may be impacted to a lesser degree by events and conditions impacting Illinois and its economy and would be impacted to a much greater degree by events and conditions in those areas where significant amounts of its business or revenue are generated.

o The Fund is subject to secondary market risk. Although the StateShares(TM) are listed for trading on the NYSE, it is possible that an active trading market may not be maintained. Trading of the StateShares(TM) on the NYSE may be halted if NYSE officials deem such action appropriate, if the StateShares(TM) are delisted from the NYSE or if the activation of market-wide "circuit breakers" halts stock trading generally.

o The Fund is subject to derivatives risk, which is the risk associated with stock futures and options contracts, warrants, convertible securities, and swap agreements, which are types of derivatives. Investments in derivatives may subject the Fund to risks different from, and possibly greater than, those of the underlying securities, assets, or market indexes.


PERFORMANCE INFORMATION
The Fund has not yet begun operations, so performance information is not available.


FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Illinois StateShares(TM). Transaction costs incurred by the Fund for buying and selling securities are not reflected in the table. Operating Expenses are expressed as a percentage of average daily net assets and are based upon estimated amounts for the current fiscal year.

        SHAREHOLDER FEES
        (fees paid directly from your investment)

        Sales Charge (Load) Imposed on Purchases:                          None
        Transaction Fee on Purchases and Redemptions:                 Varies(1)


        ANNUAL FUND OPERATING EXPENSES
        (expenses deducted from the Fund's assets)

        Advisory Fee(2):                                                ______%
        12b-1 Distribution Fee(3):                                         .25%
        Other Expenses(4):                                              ______%
        TOTAL ANNUAL FUND OPERATING EXPENSES:                           ______%

        (1) An investor purchasing or redeeming Creation Units of the Fund will pay to the Fund a transaction fee of $500, plus an additional fee of up to $2,500 if the investor does not create or redeem through the NSCC (for a total of up to $3,000). An investor buying or selling the Fund in the secondary market will pay a commission to his broker in an amount established by the broker. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above.
        (2) The Fund pays the Advisor a single, unified management fee for arranging for certain non-distribution related services necessary for the Fund to operate. For more information about the unified management fee, see "Investment Advisor" under "Fund Management".
        (3) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to .25% of average daily net assets may be made by the Fund. The Board of Directors of the Fund has determined that no such payments will be made for the twelve month period following commencement of operations.
        (4) "Other Expenses" are based on estimated amounts for the current fiscal year.

The Fund sells and redeems StateShares(TM) only in Creation Units and principally on an in-kind basis for portfolio securities of the Underlying Index. STATESHARES(TM) IN LESS THAN CREATION UNIT AGGREGATIONS ARE NOT REDEEMABLE. The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund. The example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors will pay to buy and sell StateShares(TM). It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors.

-------------------------------------
      1 YEAR           3 YEARS
-------------------------------------
       $---              $---
-------------------------------------


These examples should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

CREATION UNIT TRANSACTIONS FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems shares at NAV and only in Creation Unit blocks of 100,000. As a practical matter, only institutions or large investors purchase or redeem Creation Units. A standard Creation Unit transaction fee of $__________ is charged for each purchase of Creation Units, regardless of the number of Creation Unit shares acquired. An investor redeeming Creation Unit shares will be charged a standard redemption transaction fee of $500, regardless of the number of Creation Unit shares redeemed.* The value of a Creation Unit of the Fund, as of the date of this Prospectus, was approximately $__________. Investors holding Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $__________, a 5% return, and assuming that the Fund's operating expenses remain the same and the Creation Units are redeemed at the end of each period, a purchaser of Creation Units will incur the following costs:



-------------------------------------
      1 YEAR           3 YEARS
-------------------------------------
       $---              $---
-------------------------------------


___________________________
* If a Creation Unit is purchased or redeemed outside of usual process through the NSCC or for cash an additional fee of up to five times will apply.

                 StateShares(TM) Indiana 50 Exchange-Traded Fund

--------------------------------------------------------------------------------
Trading Symbol:
CUSIP Number:
Underlying Index (Symbol):  S&P Custom/StateShares(TM) Indiana 50 Index (______)
Inception Date:             [To Be Determined]
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The Fund seeks to track the performance, before fees and expenses, of the S&P Custom/StateShares(TM) Indiana 50 Index.


PRINCIPAL INVESTMENT STRATEGIES
The Fund employs a "passive management" investment strategy designed to track the performance of the S&P Custom/StateShares(TM) Indiana 50 Index, an index of issuers that meet certain revenue and income criteria and that have been identified as "Indiana" companies by the Index Administrator and therefore are included in the S&P Custom/StateShares(TM) Indiana 50 Index. An Indiana company is a company whose headquarters or principal place of business is located in Indiana.

As its primary strategy, the Fund attempts to replicate the Underlying Index by investing substantially all of its assets in the stocks that make up the Underlying Index, holding each stock in approximately the same proportion as its weighting in the Underlying Index. The Fund will invest at least 90% of its assets in common stocks of companies in the Underlying Index. Because the Underlying Index is comprised of only stocks of Indiana 50 companies, this means that the Fund will invest at least 90% of its assets in Indiana 50 companies, as discussed above. The Fund will provide shareholders with at least 60 days' notice of any change in these policies. The Fund may also invest up to 10% of its assets in futures contracts, options on futures contracts, options, swaps on securities of companies in the Underlying Index, as well as cash and cash equivalents, such as money market instruments (subject to applicable limitations of the 1940 Act). The Fund may also sample, rather than replicate, the Underlying Index by holding stocks that, in the aggregate, are intended to approximate the Underlying Index in terms of key characteristics, such as price/earnings ratio, earnings growth, and dividend yield. If the Fund pursues a sampling strategy, it will continue to invest at least 90% of its assets in the common stocks of companies in the Underlying Index.


PRINCIPAL RISKS
The Fund is subject to certain risks. Certain of these risks are described below. For a more detailed discussion of some of these risks, see "Additional Information Regarding the Funds, their Principal Strategies and Related Risks" below.

o The Fund is subject to stock market risk, which is the risk that stock prices overall will decline over a given period of time. The Fund's total return, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or even long periods. Stock markets tend to be volatile, with periods of rising prices and periods of falling prices.

o The Fund is subject to index risk, which is the risk that stocks in the Underlying Index may under-perform fixed income investments or stock market investments that track other markets, segments or sectors. The Advisor does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Underlying Index.

o The Fund is subject to investment style risk, which is the risk that, to the extent that the Fund's assets are invested in small- and mid-capitalization stocks, the returns from these small- and mid-capitalization stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-capitalization stocks.

o The Fund is subject to index sampling risk, which is the risk that, when employing a sampling strategy, the stocks held by the Fund will not provide investment performance tracking the Underlying Index.

o The Fund is subject to market price risk, which is the risk associated with the fact that the StateShares(TM) are listed on the New York Stock Exchange (NYSE) and can be bought and sold in the secondary market at market prices. Although it is expected that the market price of the StateShares(TM) typically will approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, you may pay more than NAV when buying StateShares(TM) on the secondary market, and you may receive less than NAV when you sell StateShares(TM).

o The Fund may be subject to geographic concentration risk. The Fund will invest substantially all of its assets in the securities of companies whose headquarters or principal place of business are located in Indiana. These companies may also generate significant revenue from, and conduct a significant amount of business within, Indiana. As a result, these companies may be impacted by events and conditions impacting Indiana and its economy to a greater extent than a company whose headquarters or principal place of business is not located in that state. For example, political and economic conditions and changes in regulatory, tax, or economic policy in Indiana could significantly affect companies doing business in that State. To the extent the Fund invests in these types of companies, it is subject to these risks. However, companies whose headquarters or principal place of business are located in Indiana may be national or international in nature and may therefore generate a substantial, or even a predominant, amount of its business and revenue from outside Indiana. These companies may be impacted to a lesser degree by events and conditions impacting Indiana and its economy and would be impacted to a much greater degree by events and conditions in those areas where significant amounts of its business or revenue are generated.

o The Fund is subject to secondary market risk. Although the StateShares(TM) are listed for trading on the NYSE, it is possible that an active trading market may not be maintained. Trading of the StateShares(TM) on the NYSE may be halted if NYSE officials deem such action appropriate, if the StateShares(TM) are delisted from the NYSE or if the activation of market-wide "circuit breakers" halts stock trading generally.

o The Fund is subject to derivatives risk, which is the risk associated with stock futures and options contracts, warrants, convertible securities, and swap agreements, which are types of derivatives. Investments in derivatives may subject the Fund to risks different from, and possibly greater than, those of the underlying securities, assets, or market indexes.


PERFORMANCE INFORMATION
The Fund has not yet begun operations, so performance information is not available.


FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Indiana StateShares(TM). Transaction costs incurred by the Fund for buying and selling securities are not reflected in the table. Operating Expenses are expressed as a percentage of average daily net assets and are based upon estimated amounts for the current fiscal year.

        SHAREHOLDER FEES
        (fees paid directly from your investment)

        Sales Charge (Load) Imposed on Purchases:                          None
        Transaction Fee on Purchases and Redemptions:                 Varies(1)


        ANNUAL FUND OPERATING EXPENSES
        (expenses deducted from the Fund's assets)

        Advisory Fee(2):                                                ______%
        12b-1 Distribution Fee(3):                                         .25%
        Other Expenses(4):                                              ______%
        TOTAL ANNUAL FUND OPERATING EXPENSES:                           ______%

        (1) An investor purchasing or redeeming Creation Units of the Fund will pay to the Fund a transaction fee of $500, plus an additional fee of up to $2,500 if the investor does not create or redeem through the NSCC (for a total of up to $3,000). An investor buying or selling the Fund in the secondary market will pay a commission to his broker in an amount established by the broker. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above.
        (2) The Fund pays the Advisor a single, unified management fee for arranging for certain non-distribution related services necessary for the Fund to operate. For more information about the unified management fee, see "Investment Advisor" under "Fund Management".
        (3) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to .25% of average daily net assets may be made by the Fund. The Board of Directors of the Fund has determined that no such payments will be made for the twelve month period following commencement of operations.
        (4) "Other Expenses" are based on estimated amounts for the current fiscal year.

The Fund sells and redeems StateShares(TM) only in Creation Units and principally on an in-kind basis for portfolio securities of the Underlying Index. STATESHARES(TM) IN LESS THAN CREATION UNIT AGGREGATIONS ARE NOT REDEEMABLE. The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund. The example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors will pay to buy and sell StateShares(TM). It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors.

-------------------------------------
      1 YEAR           3 YEARS
-------------------------------------
       $---              $---
-------------------------------------


These examples should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

CREATION UNIT TRANSACTIONS FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems shares at NAV and only in Creation Unit blocks of 100,000. As a practical matter, only institutions or large investors purchase or redeem Creation Units. A standard Creation Unit transaction fee of $__________ is charged for each purchase of Creation Units, regardless of the number of Creation Unit shares acquired. An investor redeeming Creation Unit shares will be charged a standard redemption transaction fee of $500, regardless of the number of Creation Unit shares redeemed.* The value of a Creation Unit of the Fund, as of the date of this Prospectus, was approximately $__________. Investors holding Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $__________, a 5% return, and assuming that the Fund's operating expenses remain the same and the Creation Units are redeemed at the end of each period, a purchaser of Creation Units will incur the following costs:



-------------------------------------
      1 YEAR           3 YEARS
-------------------------------------
       $---              $---
-------------------------------------


___________________________
* If a Creation Unit is purchased or redeemed outside of usual process through the NSCC or for cash an additional fee of up to five times will apply.

                StateShares(TM) Maryland 50 Exchange-Traded Fund

--------------------------------------------------------------------------------
Trading Symbol:
CUSIP Number:
Underlying Index (Symbol):  S&P Custom/StateShares(TM) Maryland 50 Index (_____)
Inception Date:             [To Be Determined]
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The Fund seeks to track the performance, before fees and expenses, of the S&P Custom/StateShares(TM) Maryland 50 Index.


PRINCIPAL INVESTMENT STRATEGIES
The Fund employs a "passive management" investment strategy designed to track the performance of the S&P Custom/StateShares(TM) Maryland 50 Index, an index of issuers that meet certain revenue and income criteria and that have been identified as "Maryland" companies by the Index Administrator and therefore are included in the S&P Custom/StateShares(TM) Maryland 50 Index. A Maryland company is a company whose headquarters or principal place of business is located in Maryland.

As its primary strategy, the Fund attempts to replicate the Underlying Index by investing substantially all of its assets in the stocks that make up the Underlying Index, holding each stock in approximately the same proportion as its weighting in the Underlying Index. The Fund will invest at least 90% of its assets in common stocks of companies in the Underlying Index. Because the Underlying Index is comprised of only stocks of Maryland 50 companies, this means that the Fund will invest at least 90% of its assets in Maryland 50 companies, as discussed above. The Fund will provide shareholders with at least 60 days' notice of any change in these policies. The Fund may also invest up to 10% of its assets in futures contracts, options on futures contracts, options, swaps on securities of companies in the Underlying Index, as well as cash and cash equivalents, such as money market instruments (subject to applicable limitations of the 1940 Act. The Fund may also sample, rather than replicate, the Underlying Index by holding stocks that, in the aggregate, are intended to approximate the Underlying Index in terms of key characteristics, such as price/earnings ratio, earnings growth, and dividend yield. If the Fund pursues a sampling strategy, it will continue to invest at least 90% of its assets in the common stocks of companies in the Underlying Index.


PRINCIPAL RISKS
The Fund is subject to certain risks. Certain of these risks are described below. For a more detailed discussion of some of these risks, see "Additional Information Regarding the Funds, their Principal Strategies and Related Risks" below.

o The Fund is subject to stock market risk, which is the risk that stock prices overall will decline over a given period of time. The Fund's total return, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or even long periods. Stock markets tend to be volatile, with periods of rising prices and periods of falling prices.

o The Fund is subject to index risk, which is the risk that stocks in the Underlying Index may under-perform fixed income investments or stock market investments that track other markets, segments or sectors. The Advisor does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Underlying Index.

o The Fund is subject to investment style risk, which is the risk that, to the extent that the Fund's assets are invested in small- and mid-capitalization stocks, the returns from these small- and mid-capitalization stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-capitalization stocks.

o The Fund is subject to index sampling risk, which is the risk that, when employing a sampling strategy, the stocks held by the Fund will not provide investment performance tracking the Underlying Index.

o The Fund is subject to market price risk, which is the risk associated with the fact that the StateShares(TM) are listed on the New York Stock Exchange (NYSE) and can be bought and sold in the secondary market at market prices. Although it is expected that the market price of the StateShares(TM) typically will approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, you may pay more than NAV when buying StateShares(TM) on the secondary market, and you may receive less than NAV when you sell StateShares(TM).

o The Fund may be subject to geographic concentration risk. The Fund will invest substantially all of its assets in the securities of companies whose headquarters or principal place of business are located in Maryland. These companies may also generate significant revenue from, and conduct a significant amount of business within, Maryland. As a result, these companies may be impacted by events and conditions impacting Maryland and its economy to a greater extent than a company whose headquarters or principal place of business is not located in that state. For example, political and economic conditions and changes in regulatory, tax, or economic policy in Maryland could significantly affect companies doing business in that State. To the extent the Fund invests in these types of companies, it is subject to these risks. However, companies whose headquarters or principal place of business are located in Maryland may be national or international in nature and may therefore generate a substantial, or even a predominant, amount of its business and revenue from outside Maryland. These companies may be impacted to a lesser degree by events and conditions impacting Maryland and its economy and would be impacted to a much greater degree by events and conditions in those areas where significant amounts of its business or revenue are generated.

o The Fund is subject to secondary market risk. Although the StateShares(TM) are listed for trading on the NYSE, it is possible that an active trading market may not be maintained.

         Trading of the StateShares(TM) on the NYSE may be halted if NYSE officials deem such action appropriate, if the StateShares(TM) are delisted from the NYSE or if the activation of market-wide "circuit breakers" halts stock trading generally.

o The Fund is subject to derivatives risk, which is the risk associated with stock futures and options contracts, warrants, convertible securities, and swap agreements, which are types of derivatives. Investments in derivatives may subject the Fund to risks different from, and possibly greater than, those of the underlying securities, assets, or market indexes.


PERFORMANCE INFORMATION
The Fund has not yet begun operations, so performance information is not available.


FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Maryland StateShares(TM). Transaction costs incurred by the Fund for buying and selling securities are not reflected in the table. Operating Expenses are expressed as a percentage of average daily net assets and are based upon estimated amounts for the current fiscal year.

        SHAREHOLDER FEES
        (fees paid directly from your investment)

        Sales Charge (Load) Imposed on Purchases:                          None
        Transaction Fee on Purchases and Redemptions:                 Varies(1)


        ANNUAL FUND OPERATING EXPENSES
        (expenses deducted from the Fund's assets)

        Advisory Fee(2):                                                ______%
        12b-1 Distribution Fee(3):                                         .25%
        Other Expenses(4):                                              ______%
        TOTAL ANNUAL FUND OPERATING EXPENSES:                           ______%

        (1) An investor purchasing or redeeming Creation Units of the Fund will pay to the Fund a transaction fee of $500, plus an additional fee of up to $2,500 if the investor does not create or redeem through the NSCC (for a total of up to $3,000). An investor buying or selling the Fund in the secondary market will pay a commission to his broker in an amount established by the broker. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above.
        (2) The Fund pays the Advisor a single, unified management fee for arranging for certain non-distribution related services necessary for the Fund to operate. For more information about the unified management fee, see "Investment Advisor" under "Fund Management".
        (3) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to .25% of average daily net assets may be made by the Fund. The Board of Directors of the Fund has determined that no such payments will be made for the twelve month period following commencement of operations.
        (4) "Other Expenses" are based on estimated amounts for the current fiscal year.

The Fund sells and redeems StateShares(TM) only in Creation Units and principally on an in-kind basis for portfolio securities of the Underlying Index. STATESHARES(TM) IN LESS THAN CREATION UNIT AGGREGATIONS ARE NOT REDEEMABLE. The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund. The example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors will pay to buy and sell StateShares(TM). It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors.

-------------------------------------
      1 YEAR           3 YEARS
-------------------------------------
       $---              $---
-------------------------------------


These examples should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

CREATION UNIT TRANSACTIONS FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems shares at NAV and only in Creation Unit blocks of 100,000. As a practical matter, only institutions or large investors purchase or redeem Creation Units. A standard Creation Unit transaction fee of $__________ is charged for each purchase of Creation Units, regardless of the number of Creation Unit shares acquired. An investor redeeming Creation Unit shares will be charged a standard redemption transaction fee of $500, regardless of the number of Creation Unit shares redeemed.* The value of a Creation Unit of the Fund, as of the date of this Prospectus, was approximately $__________. Investors holding Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $__________, a 5% return, and assuming that the Fund's operating expenses remain the same and the Creation Units are redeemed at the end of each period, a purchaser of Creation Units will incur the following costs:

-------------------------------------
      1 YEAR           3 YEARS
-------------------------------------
       $---              $---
-------------------------------------


___________________________
* If a Creation Unit is purchased or redeemed outside of usual process through the NSCC or for cash an additional fee of up to five times will apply.

              StateShares(TM) Massachusetts 50 Exchange-Traded Fund

--------------------------------------------------------------------------------
Trading Symbol:
CUSIP Number:
Underlying Index (Symbol):  S&P Custom/StateShares(TM) Massachusetts 50 Index
                             (_______)
Inception Date:             [To Be Determined]
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The Fund seeks to track the performance, before fees and expenses, of the S&P Custom/StateShares(TM) Massachusetts 50 Index.


PRINCIPAL INVESTMENT STRATEGIES
The Fund employs a "passive management" investment strategy designed to track the performance of the S&P Custom/StateShares(TM) Massachusetts 50 Index, an index of issuers that meet certain revenue and income criteria and that have been identified as "Massachusetts" companies by the Index Administrator and therefore are included in the S&P Custom/StateShares(TM) Massachusetts 50 Index. A Massachusetts company is a company whose headquarters or principal place of business is located in Massachusetts.

As its primary strategy, the Fund attempts to replicate the Underlying Index by investing substantially all of its assets in the stocks that make up the Underlying Index, holding each stock in approximately the same proportion as its weighting in the Underlying Index. The Fund will invest at least 90% of its assets in common stocks of companies in the Underlying Index. Because the Underlying Index is comprised of only stocks of Massachusetts 50 companies, this means that the Fund will invest at least 90% of its assets in Massachusetts 50 companies, as discussed above. The Fund will provide shareholders with at least 60 days' notice of any change in these policies. The Fund may also invest up to 10% of its assets in futures contracts, options on futures contracts, options, swaps on securities of companies in the Underlying Index, as well as cash and cash equivalents, such as money market instruments (subject to applicable limitations of the 1940 Act). The Fund may also sample, rather than replicate, the Underlying Index by holding stocks that, in the aggregate, are intended to approximate the Underlying Index in terms of key characteristics, such as price/earnings ratio, earnings growth, and dividend yield. If the Fund pursues a sampling strategy, it will continue to invest at least 90% of its assets in the common stocks of companies in the Underlying Index.


PRINCIPAL RISKS
The Fund is subject to certain risks. Certain of these risks are described below. For a more detailed discussion of some of these risks, see "Additional Information Regarding the Funds, their Principal Strategies and Related Risks" below.

o The Fund is subject to stock market risk, which is the risk that stock prices overall will decline over a given period of time. The Fund's total return, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or even long periods. Stock markets tend to be volatile, with periods of rising prices and periods of falling prices.

o The Fund is subject to index risk, which is the risk that stocks in the Underlying Index may under-perform fixed income investments or stock market investments that track other markets, segments or sectors. The Advisor does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Underlying Index.

o The Fund is subject to investment style risk, which is the risk that, to the extent that the Fund's assets are invested in small- and mid-capitalization stocks, the returns from these small- and mid-capitalization stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-capitalization stocks.

o The Fund is subject to index sampling risk, which is the risk that, when employing a sampling strategy, the stocks held by the Fund will not provide investment performance tracking the Underlying Index.

o The Fund is subject to market price risk, which is the risk associated with the fact that the StateShares(TM) are listed on the New York Stock Exchange (NYSE) and can be bought and sold in the secondary market at market prices. Although it is expected that the market price of the StateShares(TM) typically will approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, you may pay more than NAV when buying StateShares(TM) on the secondary market, and you may receive less than NAV when you sell StateShares(TM).

o The Fund may be subject to geographic concentration risk. The Fund will invest substantially all of its assets in the securities of companies whose headquarters or principal place of business are located in Massachusetts. These companies may also generate significant revenue from, and conduct a significant amount of business within, Massachusetts. As a result, these companies may be impacted by events and conditions impacting Massachusetts and its economy to a greater extent than a company whose headquarters or principal place of business is not located in that state. For example, political and economic conditions and changes in regulatory, tax, or economic policy in Massachusetts could significantly affect companies doing business in that State. To the extent the Fund invests in these types of companies, it is subject to these risks. However, companies whose headquarters or principal place of business are located in Massachusetts may be national or international in nature and may therefore generate a substantial, or even a predominant, amount of its business and revenue from outside Massachusetts. These companies may be impacted to a lesser degree by events and conditions impacting Massachusetts and its economy and would be impacted to a much greater degree by events and conditions in those areas where significant amounts of its business or revenue are generated.

o The Fund is subject to secondary market risk. Although the StateShares(TM) are listed for trading on the NYSE, it is possible that an active trading market may not be maintained.

         Trading of the StateShares(TM) on the NYSE may be halted if NYSE officials deem such action appropriate, if the StateShares(TM) are delisted from the NYSE or if the activation of market-wide "circuit breakers" halts stock trading generally.

o The Fund is subject to derivatives risk, which is the risk associated with stock futures and options contracts, warrants, convertible securities, and swap agreements, which are types of derivatives. Investments in derivatives may subject the Fund to risks different from, and possibly greater than, those of the underlying securities, assets, or market indexes.


PERFORMANCE INFORMATION
The Fund has not yet begun operations, so performance information is not available.


FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Massachusetts StateShares(TM). Transaction costs incurred by the Fund for buying and selling securities are not reflected in the table. Operating Expenses are expressed as a percentage of average daily net assets and are based upon estimated amounts for the current fiscal year.

        SHAREHOLDER FEES
        (fees paid directly from your investment)

        Sales Charge (Load) Imposed on Purchases:                          None
        Transaction Fee on Purchases and Redemptions:                 Varies(1)


        ANNUAL FUND OPERATING EXPENSES
        (expenses deducted from the Fund's assets)

        Advisory Fee(2):                                                ______%
        12b-1 Distribution Fee(3):                                         .25%
        Other Expenses(4):                                              ______%
        TOTAL ANNUAL FUND OPERATING EXPENSES:                           ______%

        (1) An investor purchasing or redeeming Creation Units of the Fund will pay to the Fund a transaction fee of $500, plus an additional fee of up to $2,500 if the investor does not create or redeem through the NSCC (for a total of up to $3,000). An investor buying or selling the Fund in the secondary market will pay a commission to his broker in an amount established by the broker. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above.
        (2) The Fund pays the Advisor a single, unified management fee for arranging for certain non-distribution related services necessary for the Fund to operate. For more information about the unified management fee, see "Investment Advisor" under "Fund Management".
        (3) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to .25% of average daily net assets may be made by the Fund. The Board of Directors of the Fund has determined that no such payments will be made for the twelve month period following commencement of operations.
        (4) "Other Expenses" are based on estimated amounts for the current fiscal year.

The Fund sells and redeems StateShares(TM) only in Creation Units and principally on an in-kind basis for portfolio securities of the Underlying Index. STATESHARES(TM) IN LESS THAN CREATION UNIT AGGREGATIONS ARE NOT REDEEMABLE. The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund. The example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors will pay to buy and sell StateShares(TM). It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors.

-------------------------------------
      1 YEAR           3 YEARS
-------------------------------------
       $---              $---
-------------------------------------


These examples should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

CREATION UNIT TRANSACTIONS FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems shares at NAV and only in Creation Unit blocks of 100,000. As a practical matter, only institutions or large investors purchase or redeem Creation Units. A standard Creation Unit transaction fee of $_________ is charged for each purchase of Creation Units, regardless of the number of Creation Unit shares acquired. An investor redeeming Creation Unit shares will be charged a standard redemption transaction fee of $500, regardless of the number of Creation Unit shares redeemed.* The value of a Creation Unit of the Fund, as of the date of this Prospectus, was approximately $__________. Investors holding Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $________, a 5% return, and assuming that the Fund's operating expenses remain the same and the Creation Units are redeemed at the end of each period, a purchaser of Creation Units will incur the following costs:

-------------------------------------
      1 YEAR           3 YEARS
-------------------------------------
       $---              $---
-------------------------------------


___________________________
* If a Creation Unit is purchased or redeemed outside of usual process through the NSCC or for cash an additional fee of up to five times will apply.

                StateShares(TM) Michigan 50 Exchange-Traded Fund

--------------------------------------------------------------------------------
Trading Symbol:
CUSIP Number:
Underlying Index (Symbol):  S&P Custom/StateShares(TM) Michigan 50 Index (_____)
Inception Date:             [To Be Determined]
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The Fund seeks to track the performance, before fees and expenses, of the S&P Custom/StateShares(TM) Michigan 50 Index.


PRINCIPAL INVESTMENT STRATEGIES
The Fund employs a "passive management" investment strategy designed to track the performance of the S&P Custom/StateShares(TM) Michigan 50 Index, an index of issuers that meet certain revenue and income criteria and that have been identified as "Michigan" companies by the Index Administrator and therefore are included in the S&P Custom/StateShares(TM) Michigan 50 Index. A Michigan company is a company whose headquarters or principal place of business is located in Michigan.

As its primary strategy, the Fund attempts to replicate the Underlying Index by investing substantially all of its assets in the stocks that make up the Underlying Index, holding each stock in approximately the same proportion as its weighting in the Underlying Index. The Fund will invest at least 90% of its assets in common stocks of companies in the Underlying Index. Because the Underlying Index is comprised of only stocks of Michigan 50 companies, this means that the Fund will invest at least 90% of its assets in Michigan 50 companies, as discussed above. The Fund will provide shareholders with at least 60 days' notice of any change in these policies. The Fund may also invest up to 10% of its assets in futures contracts, options on futures contracts, options, swaps on securities of companies in the Underlying Index, as well as cash and cash equivalents, such as money market instruments (subject to applicable limitations of the 1940 Act). The Fund may also sample, rather than replicate, the Underlying Index by holding stocks that, in the aggregate, are intended to approximate the Underlying Index in terms of key characteristics, such as price/earnings ratio, earnings growth, and dividend yield. If the Fund pursues a sampling strategy, it will continue to invest at least 90% of its assets in the common stocks of companies in the Underlying Index.


PRINCIPAL RISKS
The Fund is subject to certain risks. Certain of these risks are described below. For a more detailed discussion of some of these risks, see "Additional Information Regarding the Funds, their Principal Strategies and Related Risks" below.

o The Fund is subject to stock market risk, which is the risk that stock prices overall will decline over a given period of time. The Fund's total return, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or even long periods. Stock markets tend to be volatile, with periods of rising prices and periods of falling prices.

o The Fund is subject to index risk, which is the risk that stocks in the Underlying Index may under-perform fixed income investments or stock market investments that track other markets, segments or sectors. The Advisor does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Underlying Index.

o The Fund is subject to investment style risk, which is the risk that, to the extent that the Fund's assets are invested in small- and mid-capitalization stocks, the returns from these small- and mid-capitalization stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-capitalization stocks.

o The Fund is subject to index sampling risk, which is the risk that, when employing a sampling strategy, the stocks held by the Fund will not provide investment performance tracking the Underlying Index.

o The Fund is subject to market price risk, which is the risk associated with the fact that the StateShares(TM) are listed on the New York Stock Exchange (NYSE) and can be bought and sold in the secondary market at market prices. Although it is expected that the market price of the StateShares(TM) typically will approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, you may pay more than NAV when buying StateShares(TM) on the secondary market, and you may receive less than NAV when you sell StateShares(TM).

o The Fund may be subject to geographic concentration risk. The Fund will invest substantially all of its assets in the securities of companies whose headquarters or principal place of business are located in Michigan. These companies may also generate significant revenue from, and conduct a significant amount of business within, Michigan. As a result, these companies may be impacted by events and conditions impacting Michigan and its economy to a greater extent than a company whose headquarters or principal place of business is not located in that state. For example, political and economic conditions and changes in regulatory, tax, or economic policy in Michigan could significantly affect companies doing business in that State. To the extent the Fund invests in these types of companies, it is subject to these risks. However, companies whose headquarters or principal place of business are located in Michigan may be national or international in nature and may therefore generate a substantial, or even a predominant, amount of its business and revenue from outside Michigan. These companies may be impacted to a lesser degree by events and conditions impacting Michigan and its economy and would be impacted to a much greater degree by events and conditions in those areas where significant amounts of its business or revenue are generated.

o The Fund is subject to secondary market risk. Although the StateShares(TM) are listed for trading on the NYSE, it is possible that an active trading market may not be maintained.

         Trading of the StateShares(TM) on the NYSE may be halted if NYSE officials deem such action appropriate, if the StateShares(TM) are delisted from the NYSE or if the activation of market-wide "circuit breakers" halts stock trading generally.

o The Fund is subject to derivatives risk, which is the risk associated with stock futures and options contracts, warrants, convertible securities, and swap agreements, which are types of derivatives. Investments in derivatives may subject the Fund to risks different from, and possibly greater than, those of the underlying securities, assets, or market indexes.


PERFORMANCE INFORMATION
The Fund has not yet begun operations, so performance information is not available.


FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Michigan StateShares(TM). Transaction costs incurred by the Fund for buying and selling securities are not reflected in the table. Operating Expenses are expressed as a percentage of average daily net assets and are based upon estimated amounts for the current fiscal year.

        SHAREHOLDER FEES
        (fees paid directly from your investment)

        Sales Charge (Load) Imposed on Purchases:                          None
        Transaction Fee on Purchases and Redemptions:                 Varies(1)


        ANNUAL FUND OPERATING EXPENSES
        (expenses deducted from the Fund's assets)

        Advisory Fee(2):                                                ______%
        12b-1 Distribution Fee(3):                                         .25%
        Other Expenses(4):                                              ______%
        TOTAL ANNUAL FUND OPERATING EXPENSES:                           ______%

        (1) An investor purchasing or redeeming Creation Units of the Fund will pay to the Fund a transaction fee of $500, plus an additional fee of up to $2,500 if the investor does not create or redeem through the NSCC (for a total of up to $3,000). An investor buying or selling the Fund in the secondary market will pay a commission to his broker in an amount established by the broker. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above.
        (2) The Fund pays the Advisor a single, unified management fee for arranging for certain non-distribution related services necessary for the Fund to operate. For more information about the unified management fee, see "Investment Advisor" under "Fund Management".
        (3) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to .25% of average daily net assets may be made by the Fund. The Board of Directors of the Fund has determined that no such payments will be made for the twelve month period following commencement of operations.
        (4) "Other Expenses" are based on estimated amounts for the current fiscal year.

The Fund sells and redeems StateShares(TM) only in Creation Units and principally on an in-kind basis for portfolio securities of the Underlying Index. STATESHARES(TM) IN LESS THAN CREATION UNIT AGGREGATIONS ARE NOT REDEEMABLE. The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund. The example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors will pay to buy and sell StateShares(TM). It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors.

-------------------------------------
      1 YEAR           3 YEARS
-------------------------------------
       $---              $---
-------------------------------------


These examples should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

CREATION UNIT TRANSACTIONS FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems shares at NAV and only in Creation Unit blocks of 100,000. As a practical matter, only institutions or large investors purchase or redeem Creation Units. A standard Creation Unit transaction fee of $_________ is charged for each purchase of Creation Units, regardless of the number of Creation Unit shares acquired. An investor redeeming Creation Unit shares will be charged a standard redemption transaction fee of $500, regardless of the number of Creation Unit shares redeemed.* The value of a Creation Unit of the Fund, as of the date of this Prospectus, was approximately $__________. Investors holding Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $________, a 5% return, and assuming that the Fund's operating expenses remain the same and the Creation Units are redeemed at the end of each period, a purchaser of Creation Units will incur the following costs:

-------------------------------------
      1 YEAR           3 YEARS
-------------------------------------
       $---              $---
-------------------------------------


___________________________
* If a Creation Unit is purchased or redeemed outside of usual process through the NSCC or for cash an additional fee of up to five times will apply.

                StateShares(TM) Minnesota 50 Exchange-Traded Fund

--------------------------------------------------------------------------------
Trading Symbol:
CUSIP Number:
Underlying Index (Symbol):  S&P Custom/StateShares(TM) Minnesota 50 Index (____)
Inception Date:             [To Be Determined]
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The Fund seeks to track the performance, before fees and expenses, of the S&P Custom/StateShares(TM) Minnesota 50 Index.


PRINCIPAL INVESTMENT STRATEGIES
The Fund employs a "passive management" investment strategy designed to track the performance of the S&P Custom/StateShares(TM) Minnesota 50 Index, an index of issuers that meet certain revenue and income criteria and that have been identified as "Minnesota" companies by the Index Administrator and therefore are included in the S&P Custom/StateShares(TM) Minnesota 50 Index. A Minnesota company is a company whose headquarters or principal place of business is located in Minnesota.

As its primary strategy, the Fund attempts to replicate the Underlying Index by investing substantially all of its assets in the stocks that make up the Underlying Index, holding each stock in approximately the same proportion as its weighting in the Underlying Index. The Fund will invest at least 90% of its assets in common stocks of companies in the Underlying Index. Because the Underlying Index is comprised of only stocks of Minnesota 50 companies, this means that the Fund will invest at least 90% of its assets in Minnesota 50 companies, as discussed above. The Fund will provide shareholders with at least 60 days' notice of any change in these policies. The Fund may also invest up to 10% of its assets in futures contracts, options on futures contracts, options, swaps on securities of companies in the Underlying Index, as well as cash and cash equivalents, such as money market instruments (subject to applicable limitations of the 1940 Act). The Fund may also sample, rather than replicate, the Underlying Index by holding stocks that, in the aggregate, are intended to approximate the Underlying Index in terms of key characteristics, such as price/earnings ratio, earnings growth, and dividend yield. If the Fund pursues a sampling strategy, it will continue to invest at least 90% of its assets in the common stocks of companies in the Underlying Index.


PRINCIPAL RISKS
The Fund is subject to certain risks. Certain of these risks are described below. For a more detailed discussion of some of these risks, see "Additional Information Regarding the Funds, their Principal Strategies and Related Risks" below.

o The Fund is subject to stock market risk, which is the risk that stock prices overall will decline over a given period of time. The Fund's total return, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or even long periods. Stock markets tend to be volatile, with periods of rising prices and periods of falling prices.

o The Fund is subject to index risk, which is the risk that stocks in the Underlying Index may under-perform fixed income investments or stock market investments that track other markets, segments or sectors. The Advisor does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Underlying Index.

o The Fund is subject to investment style risk, which is the risk that, to the extent that the Fund's assets are invested in small- and mid-capitalization stocks, the returns from these small- and mid-capitalization stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-capitalization stocks.

o The Fund is subject to index sampling risk, which is the risk that, when employing a sampling strategy, the stocks held by the Fund will not provide investment performance tracking the Underlying Index.

o The Fund is subject to market price risk, which is the risk associated with the fact that the StateShares(TM) are listed on the New York Stock Exchange (NYSE) and can be bought and sold in the secondary market at market prices. Although it is expected that the market price of the StateShares(TM) typically will approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, you may pay more than NAV when buying StateShares(TM) on the secondary market, and you may receive less than NAV when you sell StateShares(TM).

o The Fund may be subject to geographic concentration risk. The Fund will invest substantially all of its assets in the securities of companies whose headquarters or principal place of business are located in Minnesota. These companies may also generate significant revenue from, and conduct a significant amount of business within, Minnesota. As a result, these companies may be impacted by events and conditions impacting Minnesota and its economy to a greater extent than a company whose headquarters or principal place of business is not located in that state. For example, political and economic conditions and changes in regulatory, tax, or economic policy in Minnesota could significantly affect companies doing business in that State. To the extent the Fund invests in these types of companies, it is subject to these risks. However, companies whose headquarters or principal place of business are located in Minnesota may be national or international in nature and may therefore generate a substantial, or even a predominant, amount of its business and revenue from outside Minnesota. These companies may be impacted to a lesser degree by events and conditions impacting Minnesota and its economy and would be impacted to a much greater degree by events and conditions in those areas where significant amounts of its business or revenue are generated.

o The Fund is subject to secondary market risk. Although the StateShares(TM) are listed for trading on the NYSE, it is possible that an active trading market may not be maintained.

         Trading of the StateShares(TM) on the NYSE may be halted if NYSE officials deem such action appropriate, if the StateShares(TM) are delisted from the NYSE or if the activation of market-wide "circuit breakers" halts stock trading generally.

o The Fund is subject to derivatives risk, which is the risk associated with stock futures and options contracts, warrants, convertible securities, and swap agreements, which are types of derivatives. Investments in derivatives may subject the Fund to risks different from, and possibly greater than, those of the underlying securities, assets, or market indexes.


PERFORMANCE INFORMATION
The Fund has not yet begun operations, so performance information is not available.


FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Minnesota StateShares(TM). Transaction costs incurred by the Fund for buying and selling securities are not reflected in the table. Operating Expenses are expressed as a percentage of average daily net assets and are based upon estimated amounts for the current fiscal year.

        SHAREHOLDER FEES
        (fees paid directly from your investment)

        Sales Charge (Load) Imposed on Purchases:                          None
        Transaction Fee on Purchases and Redemptions:                 Varies(1)


        ANNUAL FUND OPERATING EXPENSES
        (expenses deducted from the Fund's assets)

        Advisory Fee(2):                                                ______%
        12b-1 Distribution Fee(3):                                         .25%
        Other Expenses(4):                                              ______%
        TOTAL ANNUAL FUND OPERATING EXPENSES:                           ______%

        (1) An investor purchasing or redeeming Creation Units of the Fund will pay to the Fund a transaction fee of $500, plus an additional fee of up to $2,500 if the investor does not create or redeem through the NSCC (for a total of up to $3,000). An investor buying or selling the Fund in the secondary market will pay a commission to his broker in an amount established by the broker. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above.
        (2) The Fund pays the Advisor a single, unified management fee for arranging for certain non-distribution related services necessary for the Fund to operate. For more information about the unified management fee, see "Investment Advisor" under "Fund Management".
        (3) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to .25% of average daily net assets may be made by the Fund. The Board of Directors of the Fund has determined that no such payments will be made for the twelve month period following commencement of operations.
        (4) "Other Expenses" are based on estimated amounts for the current fiscal year.

The Fund sells and redeems StateShares(TM) only in Creation Units and principally on an in-kind basis for portfolio securities of the Underlying Index. STATESHARES(TM) IN LESS THAN CREATION UNIT AGGREGATIONS ARE NOT REDEEMABLE. The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund. The example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors will pay to buy and sell StateShares(TM). It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors.

-------------------------------------
      1 YEAR           3 YEARS
-------------------------------------
       $---              $---
-------------------------------------


These examples should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

CREATION UNIT TRANSACTIONS FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems shares at NAV and only in Creation Unit blocks of 100,000. As a practical matter, only institutions or large investors purchase or redeem Creation Units. A standard Creation Unit transaction fee of $_________ is charged for each purchase of Creation Units, regardless of the number of Creation Unit shares acquired. An investor redeeming Creation Unit shares will be charged a standard redemption transaction fee of $500, regardless of the number of Creation Unit shares redeemed.* The value of a Creation Unit of the Fund, as of the date of this Prospectus, was approximately $__________. Investors holding Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $________, a 5% return, and assuming that the Fund's operating expenses remain the same and the Creation Units are redeemed at the end of each period, a purchaser of Creation Units will incur the following costs:

-------------------------------------
      1 YEAR           3 YEARS
-------------------------------------
       $---              $---
-------------------------------------


___________________________
* If a Creation Unit is purchased or redeemed outside of usual process through the NSCC or for cash an additional fee of up to five times will apply.

                StateShares(TM) Missouri 50 Exchange-Traded Fund

--------------------------------------------------------------------------------
Trading Symbol:
CUSIP Number:
Underlying Index (Symbol):  S&P Custom/StateShares(TM) Missouri 50 Index (_____)
Inception Date:             [To Be Determined]
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The Fund seeks to track the performance, before fees and expenses, of the S&P Custom/StateShares(TM) Missouri 50 Index.


PRINCIPAL INVESTMENT STRATEGIES
The Fund employs a "passive management" investment strategy designed to track the performance of the S&P Custom/StateShares(TM) Missouri 50 Index, an index of issuers that meet certain revenue and income criteria and that have been identified as "Missouri" companies by the Index Administrator and therefore are included in the S&P Custom/StateShares(TM) Missouri 50 Index. A Missouri company is a company whose headquarters or principal place of business is located in Missouri.

As its primary strategy, the Fund attempts to replicate the Underlying Index by investing substantially all of its assets in the stocks that make up the Underlying Index, holding each stock in approximately the same proportion as its weighting in the Underlying Index. The Fund will invest at least 90% of its assets in common stocks of companies in the Underlying Index. Because the Underlying Index is comprised of only stocks of Missouri 50 companies, this means that the Fund will invest at least 90% of its assets in Missouri 50 companies, as discussed above. The Fund will provide shareholders with at least 60 days' notice of any change in these policies. The Fund may also invest up to 10% of its assets in futures contracts, options on futures contracts, options, swaps on securities of companies in the Underlying Index, as well as cash and cash equivalents, such as money market instruments (subject to applicable limitations of the 1940 Act). The Fund may also sample, rather than replicate, the Underlying Index by holding stocks that, in the aggregate, are intended to approximate the Underlying Index in terms of key characteristics, such as price/earnings ratio, earnings growth, and dividend yield. If the Fund pursues a sampling strategy, it will continue to invest at least 90% of its assets in the common stocks of companies in the Underlying Index.


PRINCIPAL RISKS
The Fund is subject to certain risks. Certain of these risks are described below. For a more detailed discussion of some of these risks, see "Additional Information Regarding the Funds, their Principal Strategies and Related Risks" below.

o The Fund is subject to stock market risk, which is the risk that stock prices overall will decline over a given period of time. The Fund's total return, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or even long periods. Stock markets tend to be volatile, with periods of rising prices and periods of falling prices.

o The Fund is subject to index risk, which is the risk that stocks in the Underlying Index may under-perform fixed income investments or stock market investments that track other markets, segments or sectors. The Advisor does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Underlying Index.

o The Fund is subject to investment style risk, which is the risk that, to the extent that the Fund's assets are invested in small- and mid-capitalization stocks, the returns from these small- and mid-capitalization stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-capitalization stocks.

o The Fund is subject to index sampling risk, which is the risk that, when employing a sampling strategy, the stocks held by the Fund will not provide investment performance tracking the Underlying Index.

o The Fund is subject to market price risk, which is the risk associated with the fact that the StateShares(TM) are listed on the New York Stock Exchange (NYSE) and can be bought and sold in the secondary market at market prices. Although it is expected that the market price of the StateShares(TM) typically will approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, you may pay more than NAV when buying StateShares(TM) on the secondary market, and you may receive less than NAV when you sell StateShares(TM).

o The Fund may be subject to geographic concentration risk. The Fund will invest substantially all of its assets in the securities of companies whose headquarters or principal place of business are located in Missouri. These companies may also generate significant revenue from, and conduct a significant amount of business within, Missouri. As a result, these companies may be impacted by events and conditions impacting Missouri and its economy to a greater extent than a company whose headquarters or principal place of business is not located in that state. For example, political and economic conditions and changes in regulatory, tax, or economic policy in Missouri could significantly affect companies doing business in that State. To the extent the Fund invests in these types of companies, it is subject to these risks. However, companies whose headquarters or principal place of business are located in Missouri may be national or international in nature and may therefore generate a substantial, or even a predominant, amount of its business and revenue from outside Missouri. These companies may be impacted to a lesser degree by events and conditions impacting Missouri and its economy and would be impacted to a much greater degree by events and conditions in those areas where significant amounts of its business or revenue are generated.

o The Fund is subject to secondary market risk. Although the StateShares(TM) are listed for trading on the NYSE, it is possible that an active trading market may not be maintained.

         Trading of the StateShares(TM) on the NYSE may be halted if NYSE officials deem such action appropriate, if the StateShares(TM) are delisted from the NYSE or if the activation of market-wide "circuit breakers" halts stock trading generally.

o The Fund is subject to derivatives risk, which is the risk associated with stock futures and options contracts, warrants, convertible securities, and swap agreements, which are types of derivatives. Investments in derivatives may subject the Fund to risks different from, and possibly greater than, those of the underlying securities, assets, or market indexes.


PERFORMANCE INFORMATION
The Fund has not yet begun operations, so performance information is not available.


FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Missouri StateShares(TM). Transaction costs incurred by the Fund for buying and selling securities are not reflected in the table. Operating Expenses are expressed as a percentage of average daily net assets and are based upon estimated amounts for the current fiscal year.

        SHAREHOLDER FEES
        (fees paid directly from your investment)

        Sales Charge (Load) Imposed on Purchases:                          None
        Transaction Fee on Purchases and Redemptions:                 Varies(1)


        ANNUAL FUND OPERATING EXPENSES
        (expenses deducted from the Fund's assets)

        Advisory Fee(2):                                                ______%
        12b-1 Distribution Fee(3):                                         .25%
        Other Expenses(4):                                              ______%
        TOTAL ANNUAL FUND OPERATING EXPENSES:                           ______%

        (1) An investor purchasing or redeeming Creation Units of the Fund will pay to the Fund a transaction fee of $500, plus an additional fee of up to $2,500 if the investor does not create or redeem through the NSCC (for a total of up to $3,000). An investor buying or selling the Fund in the secondary market will pay a commission to his broker in an amount established by the broker. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above.
        (2) The Fund pays the Advisor a single, unified management fee for arranging for certain non-distribution related services necessary for the Fund to operate. For more information about the unified management fee, see "Investment Advisor" under "Fund Management".
        (3) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to .25% of average daily net assets may be made by the Fund. The Board of Directors of the Fund has determined that no such payments will be made for the twelve month period following commencement of operations.
        (4) "Other Expenses" are based on estimated amounts for the current fiscal year.

The Fund sells and redeems StateShares(TM) only in Creation Units and principally on an in-kind basis for portfolio securities of the Underlying Index. STATESHARES(TM) IN LESS THAN CREATION UNIT AGGREGATIONS ARE NOT REDEEMABLE. The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund. The example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors will pay to buy and sell StateShares(TM). It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors.

-------------------------------------
      1 YEAR           3 YEARS
-------------------------------------
       $---              $---
-------------------------------------


These examples should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

CREATION UNIT TRANSACTIONS FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems shares at NAV and only in Creation Unit blocks of 100,000. As a practical matter, only institutions or large investors purchase or redeem Creation Units. A standard Creation Unit transaction fee of $_________ is charged for each purchase of Creation Units, regardless of the number of Creation Unit shares acquired. An investor redeeming Creation Unit shares will be charged a standard redemption transaction fee of $500, regardless of the number of Creation Unit shares redeemed.* The value of a Creation Unit of the Fund, as of the date of this Prospectus, was approximately $__________. Investors holding Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $________, a 5% return, and assuming that the Fund's operating expenses remain the same and the Creation Units are redeemed at the end of each period, a purchaser of Creation Units will incur the following costs:

-------------------------------------
      1 YEAR           3 YEARS
-------------------------------------
       $---              $---
-------------------------------------


___________________________
* If a Creation Unit is purchased or redeemed outside of usual process through the NSCC or for cash an additional fee of up to five times will apply.

               StateShares(TM) New Jersey 50 Exchange-Traded Fund

--------------------------------------------------------------------------------
Trading Symbol:
CUSIP Number:
Underlying Index (Symbol):  S&P Custom/StateShares(TM) New Jersey 50 Index (___)
Inception Date:             [To Be Determined]
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The Fund seeks to track the performance, before fees and expenses, of the S&P Custom/StateShares(TM) New Jersey 50 Index.


PRINCIPAL INVESTMENT STRATEGIES
The Fund employs a "passive management" investment strategy designed to track the performance of the S&P Custom/StateShares(TM) New Jersey 50 Index, an index of issuers that meet certain revenue and income criteria and that have been identified as "New Jersey" companies by the Index Administrator and therefore are included in the S&P Custom/StateShares(TM) New Jersey 50 Index. A New Jersey company is a company whose headquarters or principal place of business is located in New Jersey.

As its primary strategy, the Fund attempts to replicate the Underlying Index by investing substantially all of its assets in the stocks that make up the Underlying Index, holding each stock in approximately the same proportion as its weighting in the Underlying Index. The Fund will invest at least 90% of its assets in common stocks of companies in the Underlying Index. Because the Underlying Index is comprised of only stocks of New Jersey 50 companies, this means that the Fund will invest at least 90% of its assets in New Jersey 50 companies, as discussed above. The Fund will provide shareholders with at least 60 days' notice of any change in these policies. The Fund may also invest up to 10% of its assets in futures contracts, options on futures contracts, options, swaps on securities of companies in the Underlying Index, as well as cash and cash equivalents, such as money market instruments (subject to applicable limitations of the 1940 Act). The Fund may also sample, rather than replicate, the Underlying Index by holding stocks that, in the aggregate, are intended to approximate the Underlying Index in terms of key characteristics, such as price/earnings ratio, earnings growth, and dividend yield. If the Fund pursues a sampling strategy, it will continue to invest at least 90% of its assets in the common stocks of companies in the Underlying Index.


PRINCIPAL RISKS
The Fund is subject to certain risks. Certain of these risks are described below. For a more detailed discussion of some of these risks, see "Additional Information Regarding the Funds, their Principal Strategies and Related Risks" below.

o The Fund is subject to stock market risk, which is the risk that stock prices overall will decline over a given period of time. The Fund's total return, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or even long periods. Stock markets tend to be volatile, with periods of rising prices and periods of falling prices.

o The Fund is subject to index risk, which is the risk that stocks in the Underlying Index may under-perform fixed income investments or stock market investments that track other markets, segments or sectors. The Advisor does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Underlying Index.

o The Fund is subject to investment style risk, which is the risk that, to the extent that the Fund's assets are invested in small- and mid-capitalization stocks, the returns from these small- and mid-capitalization stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-capitalization stocks.

o The Fund is subject to index sampling risk, which is the risk that, when employing a sampling strategy, the stocks held by the Fund will not provide investment performance tracking the Underlying Index.

o The Fund is subject to market price risk, which is the risk associated with the fact that the StateShares(TM) are listed on the New York Stock Exchange (NYSE) and can be bought and sold in the secondary market at market prices. Although it is expected that the market price of the StateShares(TM) typically will approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, you may pay more than NAV when buying StateShares(TM) on the secondary market, and you may receive less than NAV when you sell StateShares(TM).

o The Fund may be subject to geographic concentration risk. The Fund will invest substantially all of its assets in the securities of companies whose headquarters or principal place of business are located in New Jersey. These companies may also generate significant revenue from, and conduct a significant amount of business within, New Jersey. As a result, these companies may be impacted by events and conditions impacting New Jersey and its economy to a greater extent than a company whose headquarters or principal place of business is not located in that state. For example, political and economic conditions and changes in regulatory, tax, or economic policy in New Jersey could significantly affect companies doing business in that State. To the extent the Fund invests in these types of companies, it is subject to these risks. However, companies whose headquarters or principal place of business are located in New Jersey may be national or international in nature and may therefore generate a substantial, or even a predominant, amount of its business and revenue from outside New Jersey. These companies may be impacted to a lesser degree by events and conditions impacting New Jersey and its economy and would be impacted to a much greater degree by events and conditions in those areas where significant amounts of its business or revenue are generated.

o The Fund is subject to secondary market risk. Although the StateShares(TM) are listed for trading on the NYSE, it is possible that an active trading market may not be maintained.

         Trading of the StateShares(TM) on the NYSE may be halted if NYSE officials deem such action appropriate, if the StateShares(TM) are delisted from the NYSE or if the activation of market-wide "circuit breakers" halts stock trading generally.

o The Fund is subject to derivatives risk, which is the risk associated with stock futures and options contracts, warrants, convertible securities, and swap agreements, which are types of derivatives. Investments in derivatives may subject the Fund to risks different from, and possibly greater than, those of the underlying securities, assets, or market indexes.


PERFORMANCE INFORMATION
The Fund has not yet begun operations, so performance information is not available.


FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold New Jersey StateShares(TM). Transaction costs incurred by the Fund for buying and selling securities are not reflected in the table. Operating Expenses are expressed as a percentage of average daily net assets and are based upon estimated amounts for the current fiscal year.

        SHAREHOLDER FEES
        (fees paid directly from your investment)

        Sales Charge (Load) Imposed on Purchases:                          None
        Transaction Fee on Purchases and Redemptions:                 Varies(1)


        ANNUAL FUND OPERATING EXPENSES
        (expenses deducted from the Fund's assets)

        Advisory Fee(2):                                                ______%
        12b-1 Distribution Fee(3):                                         .25%
        Other Expenses(4):                                              ______%
        TOTAL ANNUAL FUND OPERATING EXPENSES:                           ______%

        (1) An investor purchasing or redeeming Creation Units of the Fund will pay to the Fund a transaction fee of $500, plus an additional fee of up to $2,500 if the investor does not create or redeem through the NSCC (for a total of up to $3,000). An investor buying or selling the Fund in the secondary market will pay a commission to his broker in an amount established by the broker. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above.
        (2) The Fund pays the Advisor a single, unified management fee for arranging for certain non-distribution related services necessary for the Fund to operate. For more information about the unified management fee, see "Investment Advisor" under "Fund Management".
        (3) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to .25% of average daily net assets may be made by the Fund. The Board of Directors of the Fund has determined that no such payments will be made for the twelve month period following commencement of operations.
        (4) "Other Expenses" are based on estimated amounts for the current fiscal year.

The Fund sells and redeems StateShares(TM) only in Creation Units and principally on an in-kind basis for portfolio securities of the Underlying Index. STATESHARES(TM) IN LESS THAN CREATION UNIT AGGREGATIONS ARE NOT REDEEMABLE. The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund. The example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors will pay to buy and sell StateShares(TM). It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors.

-------------------------------------
      1 YEAR           3 YEARS
-------------------------------------
       $---              $---
-------------------------------------


These examples should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

CREATION UNIT TRANSACTIONS FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems shares at NAV and only in Creation Unit blocks of 100,000. As a practical matter, only institutions or large investors purchase or redeem Creation Units. A standard Creation Unit transaction fee of $_________ is charged for each purchase of Creation Units, regardless of the number of Creation Unit shares acquired. An investor redeeming Creation Unit shares will be charged a standard redemption transaction fee of $500, regardless of the number of Creation Unit shares redeemed.* The value of a Creation Unit of the Fund, as of the date of this Prospectus, was approximately $__________. Investors holding Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $________, a 5% return, and assuming that the Fund's operating expenses remain the same and the Creation Units are redeemed at the end of each period, a purchaser of Creation Units will incur the following costs:

-------------------------------------
      1 YEAR           3 YEARS
-------------------------------------
       $---              $---
-------------------------------------


___________________________
* If a Creation Unit is purchased or redeemed outside of usual process through the NSCC or for cash an additional fee of up to five times will apply.

                StateShares(TM) New York 50 Exchange-Traded Fund

--------------------------------------------------------------------------------
Trading Symbol:
CUSIP Number:
Underlying Index (Symbol):  S&P Custom/StateShares(TM) New York 50 Index (_____)
Inception Date:             [To Be Determined]
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The Fund seeks to track the performance, before fees and expenses, of the S&P Custom/StateShares(TM) New York 50 Index.


PRINCIPAL INVESTMENT STRATEGIES
The Fund employs a "passive management" investment strategy designed to track the performance of the S&P Custom/StateShares(TM) New York 50 Index, an index of issuers that meet certain revenue and income criteria and that have been identified as "New York" companies by the Index Administrator and therefore are included in the S&P Custom/StateShares(TM) New York 50 Index. A New York company is a company whose headquarters or principal place of business is located in New York.

As its primary strategy, the Fund attempts to replicate the Underlying Index by investing substantially all of its assets in the stocks that make up the Underlying Index, holding each stock in approximately the same proportion as its weighting in the Underlying Index. The Fund will invest at least 90% of its assets in common stocks of companies in the Underlying Index. Because the Underlying Index is comprised of only stocks of New York 50 companies, this means that the Fund will invest at least 90% of its assets in New York 50 companies, as discussed above. The Fund will provide shareholders with at least 60 days' notice of any change in these policies. The Fund may also invest up to 10% of its assets in futures contracts, options on futures contracts, options, swaps on securities of companies in the Underlying Index, as well as cash and cash equivalents, such as money market instruments (subject to applicable limitations of the 1940 Act). The Fund may also sample, rather than replicate, the Underlying Index by holding stocks that, in the aggregate, are intended to approximate the Underlying Index in terms of key characteristics, such as price/earnings ratio, earnings growth, and dividend yield. If the Fund pursues a sampling strategy, it will continue to invest at least 90% of its assets in the common stocks of companies in the Underlying Index.


PRINCIPAL RISKS
The Fund is subject to certain risks. Certain of these risks are described below. For a more detailed discussion of some of these risks, see "Additional Information Regarding the Funds, their Principal Strategies and Related Risks" below.

o The Fund is subject to stock market risk, which is the risk that stock prices overall will decline over a given period of time. The Fund's total return, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or even long periods. Stock markets tend to be volatile, with periods of rising prices and periods of falling prices.

o The Fund is subject to index risk, which is the risk that stocks in the Underlying Index may under-perform fixed income investments or stock market investments that track other markets, segments or sectors. The Advisor does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Underlying Index.

o The Fund is subject to investment style risk, which is the risk that, to the extent that the Fund's assets are invested in small- and mid-capitalization stocks, the returns from these small- and mid-capitalization stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-capitalization stocks.

o The Fund is subject to index sampling risk, which is the risk that, when employing a sampling strategy, the stocks held by the Fund will not provide investment performance tracking the Underlying Index.

o The Fund is subject to market price risk, which is the risk associated with the fact that the StateShares(TM) are listed on the New York Stock Exchange (NYSE) and can be bought and sold in the secondary market at market prices. Although it is expected that the market price of the StateShares(TM) typically will approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, you may pay more than NAV when buying StateShares(TM) on the secondary market, and you may receive less than NAV when you sell StateShares(TM).

o The Fund may be subject to geographic concentration risk. The Fund will invest substantially all of its assets in the securities of companies whose headquarters or principal place of business are located in New York. These companies may also generate significant revenue from, and conduct a significant amount of business within, New York. As a result, these companies may be impacted by events and conditions impacting New York and its economy to a greater extent than a company whose headquarters or principal place of business is not located in that state. For example, political and economic conditions and changes in regulatory, tax, or economic policy in New York could significantly affect companies doing business in that State. To the extent the Fund invests in these types of companies, it is subject to these risks. However, companies whose headquarters or principal place of business are located in New York may be national or international in nature and may therefore generate a substantial, or even a predominant, amount of its business and revenue from outside New York. These companies may be impacted to a lesser degree by events and conditions impacting New York and its economy and would be impacted to a much greater degree by events and conditions in those areas where significant amounts of its business or revenue are generated.

o The Fund is subject to secondary market risk. Although the StateShares(TM) are listed for trading on the NYSE, it is possible that an active trading market may not be maintained.

         Trading of the StateShares(TM) on the NYSE may be halted if NYSE officials deem such action appropriate, if the StateShares(TM) are delisted from the NYSE or if the activation of market-wide "circuit breakers" halts stock trading generally.

o The Fund is subject to derivatives risk, which is the risk associated with stock futures and options contracts, warrants, convertible securities, and swap agreements, which are types of derivatives. Investments in derivatives may subject the Fund to risks different from, and possibly greater than, those of the underlying securities, assets, or market indexes.


PERFORMANCE INFORMATION
The Fund has not yet begun operations, so performance information is not available.


FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold New York StateShares(TM). Transaction costs incurred by the Fund for buying and selling securities are not reflected in the table. Operating Expenses are expressed as a percentage of average daily net assets and are based upon estimated amounts for the current fiscal year.

        SHAREHOLDER FEES
        (fees paid directly from your investment)

        Sales Charge (Load) Imposed on Purchases:                          None
        Transaction Fee on Purchases and Redemptions:                 Varies(1)


        ANNUAL FUND OPERATING EXPENSES
        (expenses deducted from the Fund's assets)

        Advisory Fee(2):                                                ______%
        12b-1 Distribution Fee(3):                                         .25%
        Other Expenses(4):                                              ______%
        TOTAL ANNUAL FUND OPERATING EXPENSES:                           ______%

        (1) An investor purchasing or redeeming Creation Units of the Fund will pay to the Fund a transaction fee of $500, plus an additional fee of up to $2,500 if the investor does not create or redeem through the NSCC (for a total of up to $3,000). An investor buying or selling the Fund in the secondary market will pay a commission to his broker in an amount established by the broker. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above.
        (2) The Fund pays the Advisor a single, unified management fee for arranging for certain non-distribution related services necessary for the Fund to operate. For more information about the unified management fee, see "Investment Advisor" under "Fund Management".
        (3) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to .25% of average daily net assets may be made by the Fund. The Board of Directors of the Fund has determined that no such payments will be made for the twelve month period following commencement of operations.
        (4) "Other Expenses" are based on estimated amounts for the current fiscal year.

The Fund sells and redeems StateShares(TM) only in Creation Units and principally on an in-kind basis for portfolio securities of the Underlying Index. STATESHARES(TM) IN LESS THAN CREATION UNIT AGGREGATIONS ARE NOT REDEEMABLE. The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund. The example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors will pay to buy and sell StateShares(TM). It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors.

-------------------------------------
      1 YEAR           3 YEARS
-------------------------------------
       $---              $---
-------------------------------------


These examples should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

CREATION UNIT TRANSACTIONS FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems shares at NAV and only in Creation Unit blocks of 100,000. As a practical matter, only institutions or large investors purchase or redeem Creation Units. A standard Creation Unit transaction fee of $_________ is charged for each purchase of Creation Units, regardless of the number of Creation Unit shares acquired. An investor redeeming Creation Unit shares will be charged a standard redemption transaction fee of $500, regardless of the number of Creation Unit shares redeemed.* The value of a Creation Unit of the Fund, as of the date of this Prospectus, was approximately $__________. Investors holding Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $________, a 5% return, and assuming that the Fund's operating expenses remain the same and the Creation Units are redeemed at the end of each period, a purchaser of Creation Units will incur the following costs:

-------------------------------------
      1 YEAR           3 YEARS
-------------------------------------
       $---              $---
-------------------------------------


___________________________
* If a Creation Unit is purchased or redeemed outside of usual process through the NSCC or for cash an additional fee of up to five times will apply.

             StateShares(TM) North Carolina 50 Exchange-Traded Fund

--------------------------------------------------------------------------------
Trading Symbol:
CUSIP Number:
Underlying Index (Symbol):  S&P Custom/StateShares(TM) North Carolina 50 Index
                            (______)
Inception Date:             [To Be Determined]
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The Fund seeks to track the performance, before fees and expenses, of the S&P Custom/StateShares(TM) North Carolina 50 Index.


PRINCIPAL INVESTMENT STRATEGIES
The Fund employs a "passive management" investment strategy designed to track the performance of the S&P Custom/StateShares(TM) North Carolina 50 Index, an index of issuers that meet certain revenue and income criteria and that have been identified as "North Carolina" companies by the Index Administrator and therefore are included in the S&P Custom/StateShares(TM) North Carolina 50 Index. A North Carolina company is a company whose headquarters or principal place of business is located in North Carolina.

As its primary strategy, the Fund attempts to replicate the Underlying Index by investing substantially all of its assets in the stocks that make up the Underlying Index, holding each stock in approximately the same proportion as its weighting in the Underlying Index. The Fund will invest at least 90% of its assets in common stocks of companies in the Underlying Index. Because the Underlying Index is comprised of only stocks of North Carolina 50 companies, this means that the Fund will invest at least 90% of its assets in North Carolina 50 companies, as discussed above. The Fund will provide shareholders with at least 60 days' notice of any change in these policies. The Fund may also invest up to 10% of its assets in futures contracts, options on futures contracts, options, swaps on securities of companies in the Underlying Index, as well as cash and cash equivalents, such as money market instruments (subject to applicable limitations of the 1940 Act). The Fund may also sample, rather than replicate, the Underlying Index by holding stocks that, in the aggregate, are intended to approximate the Underlying Index in terms of key characteristics, such as price/earnings ratio, earnings growth, and dividend yield. If the Fund pursues a sampling strategy, it will continue to invest at least 90% of its assets in the common stocks of companies in the Underlying Index.


PRINCIPAL RISKS
The Fund is subject to certain risks. Certain of these risks are described below. For a more detailed discussion of some of these risks, see "Additional Information Regarding the Funds, their Principal Strategies and Related Risks" below.

o The Fund is subject to stock market risk, which is the risk that stock prices overall will decline over a given period of time. The Fund's total return, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or even long periods. Stock markets tend to be volatile, with periods of rising prices and periods of falling prices.

o The Fund is subject to index risk, which is the risk that stocks in the Underlying Index may under-perform fixed income investments or stock market investments that track other markets, segments or sectors. The Advisor does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Underlying Index.

o The Fund is subject to investment style risk, which is the risk that, to the extent that the Fund's assets are invested in small- and mid-capitalization stocks, the returns from these small- and mid-capitalization stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-capitalization stocks.

o The Fund is subject to index sampling risk, which is the risk that, when employing a sampling strategy, the stocks held by the Fund will not provide investment performance tracking the Underlying Index.

o The Fund is subject to market price risk, which is the risk associated with the fact that the StateShares(TM) are listed on the New York Stock Exchange (NYSE) and can be bought and sold in the secondary market at market prices. Although it is expected that the market price of the StateShares(TM) typically will approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, you may pay more than NAV when buying StateShares(TM) on the secondary market, and you may receive less than NAV when you sell StateShares(TM).

o The Fund may be subject to geographic concentration risk. The Fund will invest substantially all of its assets in the securities of companies whose headquarters or principal place of business are located in North Carolina. These companies may also generate significant revenue from, and conduct a significant amount of business within, North Carolina. As a result, these companies may be impacted by events and conditions impacting North Carolina and its economy to a greater extent than a company whose headquarters or principal place of business is not located in that state. For example, political and economic conditions and changes in regulatory, tax, or economic policy in North Carolina could significantly affect companies doing business in that State. To the extent the Fund invests in these types of companies, it is subject to these risks. However, companies whose headquarters or principal place of business are located in North Carolina may be national or international in nature and may therefore generate a substantial, or even a predominant, amount of its business and revenue from outside North Carolina. These companies may be impacted to a lesser degree by events and conditions impacting North Carolina and its economy and would be impacted to a much greater degree by events and conditions in those areas where significant amounts of its business or revenue are generated.

o The Fund is subject to secondary market risk. Although the StateShares(TM) are listed for trading on the NYSE, it is possible that an active trading market may not be maintained.

         Trading of the StateShares(TM) on the NYSE may be halted if NYSE officials deem such action appropriate, if the StateShares(TM) are delisted from the NYSE or if the activation of market-wide "circuit breakers" halts stock trading generally.

o The Fund is subject to derivatives risk, which is the risk associated with stock futures and options contracts, warrants, convertible securities, and swap agreements, which are types of derivatives. Investments in derivatives may subject the Fund to risks different from, and possibly greater than, those of the underlying securities, assets, or market indexes.


PERFORMANCE INFORMATION
The Fund has not yet begun operations, so performance information is not available.


FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold North Carolina StateShares(TM). Transaction costs incurred by the Fund for buying and selling securities are not reflected in the table. Operating Expenses are expressed as a percentage of average daily net assets and are based upon estimated amounts for the current fiscal year.

        SHAREHOLDER FEES
        (fees paid directly from your investment)

        Sales Charge (Load) Imposed on Purchases:                          None
        Transaction Fee on Purchases and Redemptions:                 Varies(1)


        ANNUAL FUND OPERATING EXPENSES
        (expenses deducted from the Fund's assets)

        Advisory Fee(2):                                                ______%
        12b-1 Distribution Fee(3):                                         .25%
        Other Expenses(4):                                              ______%
        TOTAL ANNUAL FUND OPERATING EXPENSES:                           ______%

        (1) An investor purchasing or redeeming Creation Units of the Fund will pay to the Fund a transaction fee of $500, plus an additional fee of up to $2,500 if the investor does not create or redeem through the NSCC (for a total of up to $3,000). An investor buying or selling the Fund in the secondary market will pay a commission to his broker in an amount established by the broker. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above.
        (2) The Fund pays the Advisor a single, unified management fee for arranging for certain non-distribution related services necessary for the Fund to operate. For more information about the unified management fee, see "Investment Advisor" under "Fund Management".
        (3) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to .25% of average daily net assets may be made by the Fund. The Board of Directors of the Fund has determined that no such payments will be made for the twelve month period following commencement of operations.
        (4) "Other Expenses" are based on estimated amounts for the current fiscal year.

The Fund sells and redeems StateShares(TM) only in Creation Units and principally on an in-kind basis for portfolio securities of the Underlying Index. STATESHARES(TM) IN LESS THAN CREATION UNIT AGGREGATIONS ARE NOT REDEEMABLE. The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund. The example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors will pay to buy and sell StateShares(TM). It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors.

-------------------------------------
      1 YEAR           3 YEARS
-------------------------------------
       $---              $---
-------------------------------------


These examples should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

CREATION UNIT TRANSACTIONS FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems shares at NAV and only in Creation Unit blocks of 100,000. As a practical matter, only institutions or large investors purchase or redeem Creation Units. A standard Creation Unit transaction fee of $_________ is charged for each purchase of Creation Units, regardless of the number of Creation Unit shares acquired. An investor redeeming Creation Unit shares will be charged a standard redemption transaction fee of $500, regardless of the number of Creation Unit shares redeemed.* The value of a Creation Unit of the Fund, as of the date of this Prospectus, was approximately $__________. Investors holding Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $________, a 5% return, and assuming that the Fund's operating expenses remain the same and the Creation Units are redeemed at the end of each period, a purchaser of Creation Units will incur the following costs:

-------------------------------------
      1 YEAR           3 YEARS
-------------------------------------
       $---              $---
-------------------------------------


___________________________
* If a Creation Unit is purchased or redeemed outside of usual process through the NSCC or for cash an additional fee of up to five times will apply.

                  StateShares(TM) Ohio 50 Exchange-Traded Fund

--------------------------------------------------------------------------------
Trading Symbol:
CUSIP Number:
Underlying Index (Symbol):  S&P Custom/StateShares(TM) Ohio 50 Index (______)
Inception Date:             [To Be Determined]
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The Fund seeks to track the performance, before fees and expenses, of the S&P Custom/StateShares(TM) Ohio 50 Index.


PRINCIPAL INVESTMENT STRATEGIES
The Fund employs a "passive management" investment strategy designed to track the performance of the S&P Custom/StateShares(TM) Ohio 50 Index, an index of issuers that meet certain revenue and income criteria and that have been identified as "Ohio" companies by the Index Administrator and therefore are included in the S&P Custom/StateShares(TM) Ohio 50 Index. An Ohio company is a company whose headquarters or principal place of business is located in Ohio.

As its primary strategy, the Fund attempts to replicate the Underlying Index by investing substantially all of its assets in the stocks that make up the Underlying Index, holding each stock in approximately the same proportion as its weighting in the Underlying Index. The Fund will invest at least 90% of its assets in common stocks of companies in the Underlying Index. Because the Underlying Index is comprised of only stocks of Ohio 50 companies, this means that the Fund will invest at least 90% of its assets in Ohio 50 companies, as discussed above. The Fund will provide shareholders with at least 60 days' notice of any change in these policies. The Fund may also invest up to 10% of its assets in futures contracts, options on futures contracts, options, swaps on securities of companies in the Underlying Index, as well as cash and cash equivalents, such as money market instruments (subject to applicable limitations of the 1940 Act). The Fund may also sample, rather than replicate, the Underlying Index by holding stocks that, in the aggregate, are intended to approximate the Underlying Index in terms of key characteristics, such as price/earnings ratio, earnings growth, and dividend yield. If the Fund pursues a sampling strategy, it will continue to invest at least 90% of its assets in the common stocks of companies in the Underlying Index.


PRINCIPAL RISKS
The Fund is subject to certain risks. Certain of these risks are described below. For a more detailed discussion of some of these risks, see "Additional Information Regarding the Funds, their Principal Strategies and Related Risks" below.

o The Fund is subject to stock market risk, which is the risk that stock prices overall will decline over a given period of time. The Fund's total return, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or even long periods. Stock markets tend to be volatile, with periods of rising prices and periods of falling prices.

o The Fund is subject to index risk, which is the risk that stocks in the Underlying Index may under-perform fixed income investments or stock market investments that track other markets, segments or sectors. The Advisor does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Underlying Index.

o The Fund is subject to investment style risk, which is the risk that, to the extent that the Fund's assets are invested in small- and mid-capitalization stocks, the returns from these small- and mid-capitalization stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-capitalization stocks.

o The Fund is subject to index sampling risk, which is the risk that, when employing a sampling strategy, the stocks held by the Fund will not provide investment performance tracking the Underlying Index.

o The Fund is subject to market price risk, which is the risk associated with the fact that the StateShares(TM) are listed on the New York Stock Exchange (NYSE) and can be bought and sold in the secondary market at market prices. Although it is expected that the market price of the StateShares(TM) typically will approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, you may pay more than NAV when buying StateShares(TM) on the secondary market, and you may receive less than NAV when you sell StateShares(TM).

o The Fund may be subject to geographic concentration risk. The Fund will invest substantially all of its assets in the securities of companies whose headquarters or principal place of business are located in Ohio. These companies may also generate significant revenue from, and conduct a significant amount of business within, Ohio. As a result, these companies may be impacted by events and conditions impacting Ohio and its economy to a greater extent than a company whose headquarters or principal place of business is not located in that state. For example, political and economic conditions and changes in regulatory, tax, or economic policy in Ohio could significantly affect companies doing business in that State. To the extent the Fund invests in these types of companies, it is subject to these risks. However, companies whose headquarters or principal place of business are located in Ohio may be national or international in nature and may therefore generate a substantial, or even a predominant, amount of its business and revenue from outside Ohio. These companies may be impacted to a lesser degree by events and conditions impacting Ohio and its economy and would be impacted to a much greater degree by events and conditions in those areas where significant amounts of its business or revenue are generated.

o The Fund is subject to secondary market risk. Although the StateShares(TM) are listed for trading on the NYSE, it is possible that an active trading market may not be maintained. Trading of the StateShares(TM) on the NYSE may be halted if NYSE officials deem such action appropriate, if the StateShares(TM) are delisted from the NYSE or if the activation of market-wide "circuit breakers" halts stock trading generally.

o The Fund is subject to derivatives risk, which is the risk associated with stock futures and options contracts, warrants, convertible securities, and swap agreements, which are types of derivatives. Investments in derivatives may subject the Fund to risks different from, and possibly greater than, those of the underlying securities, assets, or market indexes.


PERFORMANCE INFORMATION
The Fund has not yet begun operations, so performance information is not available.


FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Ohio StateShares(TM). Transaction costs incurred by the Fund for buying and selling securities are not reflected in the table. Operating Expenses are expressed as a percentage of average daily net assets and are based upon estimated amounts for the current fiscal year.

        SHAREHOLDER FEES
        (fees paid directly from your investment)

        Sales Charge (Load) Imposed on Purchases:                          None
        Transaction Fee on Purchases and Redemptions:                 Varies(1)


        ANNUAL FUND OPERATING EXPENSES
        (expenses deducted from the Fund's assets)

        Advisory Fee(2):                                                ______%
        12b-1 Distribution Fee(3):                                         .25%
        Other Expenses(4):                                              ______%
        TOTAL ANNUAL FUND OPERATING EXPENSES:                           ______%

        (1) An investor purchasing or redeeming Creation Units of the Fund will pay to the Fund a transaction fee of $500, plus an additional fee of up to $2,500 if the investor does not create or redeem through the NSCC (for a total of up to $3,000). An investor buying or selling the Fund in the secondary market will pay a commission to his broker in an amount established by the broker. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above.
        (2) The Fund pays the Advisor a single, unified management fee for arranging for certain non-distribution related services necessary for the Fund to operate. For more information about the unified management fee, see "Investment Advisor" under "Fund Management".
        (3) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to .25% of average daily net assets may be made by the Fund. The Board of Directors of the Fund has determined that no such payments will be made for the twelve month period following commencement of operations.
        (4) "Other Expenses" are based on estimated amounts for the current fiscal year.

The Fund sells and redeems StateShares(TM) only in Creation Units and principally on an in-kind basis for portfolio securities of the Underlying Index. STATESHARES(TM) SHARES IN LESS THAN CREATION UNIT AGGREGATIONS ARE NOT REDEEMABLE. The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund. The example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors will pay to buy and sell StateShares(TM). It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors.

-------------------------------------
      1 YEAR           3 YEARS
-------------------------------------
       $---              $---
-------------------------------------


These examples should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

CREATION UNIT TRANSACTIONS FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems shares at NAV and only in Creation Unit blocks of 100,000. As a practical matter, only institutions or large investors purchase or redeem Creation Units. A standard Creation Unit transaction fee of $__________ is charged for each purchase of Creation Units, regardless of the number of Creation Unit shares acquired. An investor redeeming Creation Unit shares will be charged a standard redemption transaction fee of $500, regardless of the number of Creation Unit shares redeemed.* The value of a Creation Unit of the Fund, as of the date of this Prospectus, was approximately $__________. Investors holding Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $__________, a 5% return, and assuming that the Fund's operating expenses remain the same and the Creation Units are redeemed at the end of each period, a purchaser of Creation Units will incur the following costs:

-------------------------------------
      1 YEAR           3 YEARS
-------------------------------------
       $---              $---
-------------------------------------


___________________________
* If a Creation Unit is purchased or redeemed outside of usual process through the NSCC or for cash an additional fee of up to five times will apply.

              StateShares(TM) Pennsylvania 50 Exchange-Traded Fund

--------------------------------------------------------------------------------
Trading Symbol:
CUSIP Number:
Underlying Index (Symbol):  S&P Custom/StateShares(TM) Pennsylvania 50 Index
                            (_______)
Inception Date:             [To Be Determined]
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The Fund seeks to track the performance, before fees and expenses, of the S&P Custom/StateShares(TM) Pennsylvania 50 Index.


PRINCIPAL INVESTMENT STRATEGIES
The Fund employs a "passive management" investment strategy designed to track the performance of the S&P Custom/StateShares(TM) Pennsylvania 50 Index, an index of issuers that meet certain revenue and income criteria and that have been identified as "Pennsylvania" companies by the Index Administrator and therefore are included in the S&P Custom/StateShares(TM) Pennsylvania 50 Index. A Pennsylvania company is a company whose headquarters or principal place of business is located in Pennsylvania.

As its primary strategy, the Fund attempts to replicate the Underlying Index by investing substantially all of its assets in the stocks that make up the Underlying Index, holding each stock in approximately the same proportion as its weighting in the Underlying Index. The Fund will invest at least 90% of its assets in common stocks of companies in the Underlying Index. Because the Underlying Index is comprised of only stocks of Pennsylvania 50 companies, this means that the Fund will invest at least 90% of its assets in Pennsylvania 50 companies, as discussed above. The Fund will provide shareholders with at least 60 days' notice of any change in these policies. The Fund may also invest up to 10% of its assets in futures contracts, options on futures contracts, options, swaps on securities of companies in the Underlying Index, as well as cash and cash equivalents, such as money market instruments (subject to applicable limitations of the 1940 Act). The Fund may also sample, rather than replicate, the Underlying Index by holding stocks that, in the aggregate, are intended to approximate the Underlying Index in terms of key characteristics, such as price/earnings ratio, earnings growth, and dividend yield. If the Fund pursues a sampling strategy, it will continue to invest at least 90% of its assets in the common stocks of companies in the Underlying Index.


PRINCIPAL RISKS
The Fund is subject to certain risks. Certain of these risks are described below. For a more detailed discussion of some of these risks, see "Additional Information Regarding the Funds, their Principal Strategies and Related Risks" below.

o The Fund is subject to stock market risk, which is the risk that stock prices overall will decline over a given period of time. The Fund's total return, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or even long periods. Stock markets tend to be volatile, with periods of rising prices and periods of falling prices.

o The Fund is subject to index risk, which is the risk that stocks in the Underlying Index may under-perform fixed income investments or stock market investments that track other markets, segments or sectors. The Advisor does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Underlying Index.

o The Fund is subject to investment style risk, which is the risk that, to the extent that the Fund's assets are invested in small- and mid-capitalization stocks, the returns from these small- and mid-capitalization stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-capitalization stocks.

o The Fund is subject to index sampling risk, which is the risk that, when employing a sampling strategy, the stocks held by the Fund will not provide investment performance tracking the Underlying Index.

o The Fund is subject to market price risk, which is the risk associated with the fact that the StateShares(TM) are listed on the New York Stock Exchange (NYSE) and can be bought and sold in the secondary market at market prices. Although it is expected that the market price of the StateShares(TM) typically will approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, you may pay more than NAV when buying StateShares(TM) on the secondary market, and you may receive less than NAV when you sell StateShares(TM).

o The Fund may be subject to geographic concentration risk. The Fund will invest substantially all of its assets in the securities of companies whose headquarters or principal place of business are located in Pennsylvania. These companies may also generate significant revenue from, and conduct a significant amount of business within, Pennsylvania. As a result, these companies may be impacted by events and conditions impacting Pennsylvania and its economy to a greater extent than a company whose headquarters or principal place of business is not located in that state. For example, political and economic conditions and changes in regulatory, tax, or economic policy in Pennsylvania could significantly affect companies doing business in that State. To the extent the Fund invests in these types of companies, it is subject to these risks. However, companies whose headquarters or principal place of business are located in Pennsylvania may be national or international in nature and may therefore generate a substantial, or even a predominant, amount of its business and revenue from outside Pennsylvania. These companies may be impacted to a lesser degree by events and conditions impacting Pennsylvania and its economy and would be impacted to a much greater degree by events and conditions in those areas where significant amounts of its business or revenue are generated.

o The Fund is subject to secondary market risk. Although the StateShares(TM) are listed for trading on the NYSE, it is possible that an active trading market may not be maintained.

         Trading of the StateShares(TM) on the NYSE may be halted if NYSE officials deem such action appropriate, if the StateShares(TM) are delisted from the NYSE or if the activation of market-wide "circuit breakers" halts stock trading generally.

o The Fund is subject to derivatives risk, which is the risk associated with stock futures and options contracts, warrants, convertible securities, and swap agreements, which are types of derivatives. Investments in derivatives may subject the Fund to risks different from, and possibly greater than, those of the underlying securities, assets, or market indexes.


PERFORMANCE INFORMATION
The Fund has not yet begun operations, so performance information is not available.


FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Pennsylvania StateShares(TM). Transaction costs incurred by the Fund for buying and selling securities are not reflected in the table. Operating Expenses are expressed as a percentage of average daily net assets and are based upon estimated amounts for the current fiscal year.

        SHAREHOLDER FEES
        (fees paid directly from your investment)

        Sales Charge (Load) Imposed on Purchases:                          None
        Transaction Fee on Purchases and Redemptions:                 Varies(1)


        ANNUAL FUND OPERATING EXPENSES
        (expenses deducted from the Fund's assets)

        Advisory Fee(2):                                                ______%
        12b-1 Distribution Fee(3):                                         .25%
        Other Expenses(4):                                              ______%
        TOTAL ANNUAL FUND OPERATING EXPENSES:                           ______%

        (1) An investor purchasing or redeeming Creation Units of the Fund will pay to the Fund a transaction fee of $500, plus an additional fee of up to $2,500 if the investor does not create or redeem through the NSCC (for a total of up to $3,000). An investor buying or selling the Fund in the secondary market will pay a commission to his broker in an amount established by the broker. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above.
        (2) The Fund pays the Advisor a single, unified management fee for arranging for certain non-distribution related services necessary for the Fund to operate. For more information about the unified management fee, see "Investment Advisor" under "Fund Management".
        (3) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to .25% of average daily net assets may be made by the Fund. The Board of Directors of the Fund has determined that no such payments will be made for the twelve month period following commencement of operations.
        (4) "Other Expenses" are based on estimated amounts for the current fiscal year.

The Fund sells and redeems StateShares(TM) only in Creation Units and principally on an in-kind basis for portfolio securities of the Underlying Index. STATESHARES(TM) IN LESS THAN CREATION UNIT AGGREGATIONS ARE NOT REDEEMABLE. The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund. The example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors will pay to buy and sell StateShares(TM). It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors.

-------------------------------------
      1 YEAR           3 YEARS
-------------------------------------
       $---              $---
-------------------------------------


These examples should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

CREATION UNIT TRANSACTIONS FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems shares at NAV and only in Creation Unit blocks of 100,000. As a practical matter, only institutions or large investors purchase or redeem Creation Units. A standard Creation Unit transaction fee of $_________ is charged for each purchase of Creation Units, regardless of the number of Creation Unit shares acquired. An investor redeeming Creation Unit shares will be charged a standard redemption transaction fee of $500, regardless of the number of Creation Unit shares redeemed.* The value of a Creation Unit of the Fund, as of the date of this Prospectus, was approximately $__________. Investors holding Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $________, a 5% return, and assuming that the Fund's operating expenses remain the same and the Creation Units are redeemed at the end of each period, a purchaser of Creation Units will incur the following costs:

-------------------------------------
      1 YEAR           3 YEARS
-------------------------------------
       $---              $---
-------------------------------------


___________________________
* If a Creation Unit is purchased or redeemed outside of usual process through the NSCC or for cash an additional fee of up to five times will apply.

                StateShares(TM) Tennessee 50 Exchange-Traded Fund

--------------------------------------------------------------------------------
Trading Symbol:
CUSIP Number:
Underlying Index (Symbol):  S&P Custom/StateShares(TM) Tennessee 50 Index (____)
Inception Date:             [To Be Determined]
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The Fund seeks to track the performance, before fees and expenses, of the S&P Custom/StateShares(TM) Tennessee 50 Index.


PRINCIPAL INVESTMENT STRATEGIES
The Fund employs a "passive management" investment strategy designed to track the performance of the S&P Custom/StateShares(TM) Tennessee 50 Index, an index of issuers that meet certain revenue and income criteria and that have been identified as "Tennessee" companies by the Index Administrator and therefore are included in the S&P Custom/StateShares(TM) Tennessee 50 Index. A Tennessee company is a company whose headquarters or principal place of business is located in Tennessee.

As its primary strategy, the Fund attempts to replicate the Underlying Index by investing substantially all of its assets in the stocks that make up the Underlying Index, holding each stock in approximately the same proportion as its weighting in the Underlying Index. The Fund will invest at least 90% of its assets in common stocks of companies in the Underlying Index. Because the Underlying Index is comprised of only stocks of Tennessee 50 companies, this means that the Fund will invest at least 90% of its assets in Tennessee 50 companies, as discussed above. The Fund will provide shareholders with at least 60 days' notice of any change in these policies. The Fund may also invest up to 10% of its assets in futures contracts, options on futures contracts, options, swaps on securities of companies in the Underlying Index, as well as cash and cash equivalents, such as money market instruments (subject to applicable limitations of the 1940 Act). The Fund may also sample, rather than replicate, the Underlying Index by holding stocks that, in the aggregate, are intended to approximate the Underlying Index in terms of key characteristics, such as price/earnings ratio, earnings growth, and dividend yield. If the Fund pursues a sampling strategy, it will continue to invest at least 90% of its assets in the common stocks of companies in the Underlying Index.


PRINCIPAL RISKS
The Fund is subject to certain risks. Certain of these risks are described below. For a more detailed discussion of some of these risks, see "Additional Information Regarding the Funds, their Principal Strategies and Related Risks" below.

o The Fund is subject to stock market risk, which is the risk that stock prices overall will decline over a given period of time. The Fund's total return, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or even long periods. Stock markets tend to be volatile, with periods of rising prices and periods of falling prices.

o The Fund is subject to index risk, which is the risk that stocks in the Underlying Index may under-perform fixed income investments or stock market investments that track other markets, segments or sectors. The Advisor does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Underlying Index.

o The Fund is subject to investment style risk, which is the risk that, to the extent that the Fund's assets are invested in small- and mid-capitalization stocks, the returns from these small- and mid-capitalization stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-capitalization stocks.

o The Fund is subject to index sampling risk, which is the risk that, when employing a sampling strategy, the stocks held by the Fund will not provide investment performance tracking the Underlying Index.

o The Fund is subject to market price risk, which is the risk associated with the fact that the StateShares(TM) are listed on the New York Stock Exchange (NYSE) and can be bought and sold in the secondary market at market prices. Although it is expected that the market price of the StateShares(TM) typically will approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, you may pay more than NAV when buying StateShares(TM) on the secondary market, and you may receive less than NAV when you sell StateShares(TM).

o The Fund may be subject to geographic concentration risk. The Fund will invest substantially all of its assets in the securities of companies whose headquarters or principal place of business are located in Tennessee. These companies may also generate significant revenue from, and conduct a significant amount of business within, Tennessee. As a result, these companies may be impacted by events and conditions impacting Tennessee and its economy to a greater extent than a company whose headquarters or principal place of business is not located in that state. For example, political and economic conditions and changes in regulatory, tax, or economic policy in Tennessee could significantly affect companies doing business in that State. To the extent the Fund invests in these types of companies, it is subject to these risks. However, companies whose headquarters or principal place of business are located in Tennessee may be national or international in nature and may therefore generate a substantial, or even a predominant, amount of its business and revenue from outside Tennessee. These companies may be impacted to a lesser degree by events and conditions impacting Tennessee and its economy and would be impacted to a much greater degree by events and conditions in those areas where significant amounts of its business or revenue are generated.

o The Fund is subject to secondary market risk. Although the StateShares(TM) are listed for trading on the NYSE, it is possible that an active trading market may not be maintained.

         Trading of the StateShares(TM) on the NYSE may be halted if NYSE officials deem such action appropriate, if the StateShares(TM) are delisted from the NYSE or if the activation of market-wide "circuit breakers" halts stock trading generally.

o The Fund is subject to derivatives risk, which is the risk associated with stock futures and options contracts, warrants, convertible securities, and swap agreements, which are types of derivatives. Investments in derivatives may subject the Fund to risks different from, and possibly greater than, those of the underlying securities, assets, or market indexes.


PERFORMANCE INFORMATION
The Fund has not yet begun operations, so performance information is not available.


FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Tennessee StateShares(TM). Transaction costs incurred by the Fund for buying and selling securities are not reflected in the table. Operating Expenses are expressed as a percentage of average daily net assets and are based upon estimated amounts for the current fiscal year.

        SHAREHOLDER FEES
        (fees paid directly from your investment)

        Sales Charge (Load) Imposed on Purchases:                          None
        Transaction Fee on Purchases and Redemptions:                 Varies(1)


        ANNUAL FUND OPERATING EXPENSES
        (expenses deducted from the Fund's assets)

        Advisory Fee(2):                                                ______%
        12b-1 Distribution Fee(3):                                         .25%
        Other Expenses(4):                                              ______%
        TOTAL ANNUAL FUND OPERATING EXPENSES:                           ______%

        (1) An investor purchasing or redeeming Creation Units of the Fund will pay to the Fund a transaction fee of $500, plus an additional fee of up to $2,500 if the investor does not create or redeem through the NSCC (for a total of up to $3,000). An investor buying or selling the Fund in the secondary market will pay a commission to his broker in an amount established by the broker. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above.
        (2) The Fund pays the Advisor a single, unified management fee for arranging for certain non-distribution related services necessary for the Fund to operate. For more information about the unified management fee, see "Investment Advisor" under "Fund Management".
        (3) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to .25% of average daily net assets may be made by the Fund. The Board of Directors of the Fund has determined that no such payments will be made for the twelve month period following commencement of operations.
        (4) "Other Expenses" are based on estimated amounts for the current fiscal year.

The Fund sells and redeems StateShares(TM) only in Creation Units and principally on an in-kind basis for portfolio securities of the Underlying Index. STATESHARES(TM) IN LESS THAN CREATION UNIT AGGREGATIONS ARE NOT REDEEMABLE. The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund. The example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors will pay to buy and sell StateShares(TM). It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors.

-------------------------------------
      1 YEAR           3 YEARS
-------------------------------------
       $---              $---
-------------------------------------


These examples should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

CREATION UNIT TRANSACTIONS FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems shares at NAV and only in Creation Unit blocks of 100,000. As a practical matter, only institutions or large investors purchase or redeem Creation Units. A standard Creation Unit transaction fee of $_________ is charged for each purchase of Creation Units, regardless of the number of Creation Unit shares acquired. An investor redeeming Creation Unit shares will be charged a standard redemption transaction fee of $500, regardless of the number of Creation Unit shares redeemed.* The value of a Creation Unit of the Fund, as of the date of this Prospectus, was approximately $__________. Investors holding Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $________, a 5% return, and assuming that the Fund's operating expenses remain the same and the Creation Units are redeemed at the end of each period, a purchaser of Creation Units will incur the following costs:

-------------------------------------
      1 YEAR           3 YEARS
-------------------------------------
       $---              $---
-------------------------------------


___________________________
* If a Creation Unit is purchased or redeemed outside of usual process through the NSCC or for cash an additional fee of up to five times will apply.

                  StateShares(TM) Texas 50 Exchange-Traded Fund

--------------------------------------------------------------------------------
Trading Symbol:
CUSIP Number:
Underlying Index (Symbol):  S&P Custom/StateShares(TM) Texas 50 Index (_______)
Inception Date:             [To Be Determined]
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The Fund seeks to track the performance, before fees and expenses, of the S&P Custom/StateShares(TM) Texas 50 Index.


PRINCIPAL INVESTMENT STRATEGIES
The Fund employs a "passive management" investment strategy designed to track the performance of the S&P Custom/StateShares(TM) Texas 50 Index, an index of issuers that meet certain revenue and income criteria and that have been identified as "Texas" companies by the Index Administrator and therefore are included in the S&P Custom/StateShares(TM) Texas 50 Index. A Texas company is a company whose headquarters or principal place of business is located in Texas.

As its primary strategy, the Fund attempts to replicate the Underlying Index by investing substantially all of its assets in the stocks that make up the Underlying Index, holding each stock in approximately the same proportion as its weighting in the Underlying Index. The Fund will invest at least 90% of its assets in common stocks of companies in the Underlying Index. Because the Underlying Index is comprised of only stocks of Texas 50 companies, this means that the Fund will invest at least 90% of its assets in Texas 50 companies, as discussed above. The Fund will provide shareholders with at least 60 days' notice of any change in these policies. The Fund may also invest up to 10% of its assets in futures contracts, options on futures contracts, options, swaps on securities of companies in the Underlying Index, as well as cash and cash equivalents, such as money market instruments (subject to applicable limitations of the 1940 Act). The Fund may also sample, rather than replicate, the Underlying Index by holding stocks that, in the aggregate, are intended to approximate the Underlying Index in terms of key characteristics, such as price/earnings ratio, earnings growth, and dividend yield. If the Fund pursues a sampling strategy, it will continue to invest at least 90% of its assets in the common stocks of companies in the Underlying Index.


PRINCIPAL RISKS
The Fund is subject to certain risks. Certain of these risks are described below. For a more detailed discussion of some of these risks, see "Additional Information Regarding the Funds, their Principal Strategies and Related Risks" below.

o The Fund is subject to stock market risk, which is the risk that stock prices overall will decline over a given period of time. The Fund's total return, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or even long periods. Stock markets tend to be volatile, with periods of rising prices and periods of falling prices.

o The Fund is subject to index risk, which is the risk that stocks in the Underlying Index may under-perform fixed income investments or stock market investments that track other markets, segments or sectors. The Advisor does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Underlying Index.

o The Fund is subject to investment style risk, which is the risk that, to the extent that the Fund's assets are invested in small- and mid-capitalization stocks, the returns from these small- and mid-capitalization stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-capitalization stocks.

o The Fund is subject to index sampling risk, which is the risk that, when employing a sampling strategy, the stocks held by the Fund will not provide investment performance tracking the Underlying Index.

o The Fund is subject to market price risk, which is the risk associated with the fact that the StateShares(TM) are listed on the New York Stock Exchange (NYSE) and can be bought and sold in the secondary market at market prices. Although it is expected that the market price of the StateShares(TM) typically will approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, you may pay more than NAV when buying StateShares(TM) on the secondary market, and you may receive less than NAV when you sell StateShares(TM).

o The Fund may be subject to geographic concentration risk. The Fund will invest substantially all of its assets in the securities of companies whose headquarters or principal place of business are located in Texas. These companies may also generate significant revenue from, and conduct a significant amount of business within, Texas. As a result, these companies may be impacted by events and conditions impacting Texas and its economy to a greater extent than a company whose headquarters or principal place of business is not located in that state. For example, political and economic conditions and changes in regulatory, tax, or economic policy in Texas could significantly affect companies doing business in that State. To the extent the Fund invests in these types of companies, it is subject to these risks. However, companies whose headquarters or principal place of business are located in Texas may be national or international in nature and may therefore generate a substantial, or even a predominant, amount of its business and revenue from outside Texas. These companies may be impacted to a lesser degree by events and conditions impacting Texas and its economy and would be impacted to a much greater degree by events and conditions in those areas where significant amounts of its business or revenue are generated.

o The Fund is subject to secondary market risk. Although the StateShares(TM) are listed for trading on the NYSE, it is possible that an active trading market may not be maintained. Trading of the StateShares(TM) on the NYSE may be halted if NYSE officials deem such action appropriate, if the StateShares(TM) are delisted from the NYSE or if the activation of market-wide "circuit breakers" halts stock trading generally.

o The Fund is subject to derivatives risk, which is the risk associated with stock futures and options contracts, warrants, convertible securities, and swap agreements, which are types of derivatives. Investments in derivatives may subject the Fund to risks different from, and possibly greater than, those of the underlying securities, assets, or market indexes.


PERFORMANCE INFORMATION
The Fund has not yet begun operations, so performance information is not available.


FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Texas StateShares(TM). Transaction costs incurred by the Fund for buying and selling securities are not reflected in the table. Operating Expenses are expressed as a percentage of average daily net assets and are based upon estimated amounts for the current fiscal year.

        SHAREHOLDER FEES
        (fees paid directly from your investment)

        Sales Charge (Load) Imposed on Purchases:                          None
        Transaction Fee on Purchases and Redemptions:                 Varies(1)


        ANNUAL FUND OPERATING EXPENSES
        (expenses deducted from the Fund's assets)

        Advisory Fee(2):                                                ______%
        12b-1 Distribution Fee(3):                                         .25%
        Other Expenses(4):                                              ______%
        TOTAL ANNUAL FUND OPERATING EXPENSES:                           ______%

        (1) An investor purchasing or redeeming Creation Units of the Fund will pay to the Fund a transaction fee of $500, plus an additional fee of up to $2,500 if the investor does not create or redeem through the NSCC (for a total of up to $3,000). An investor buying or selling the Fund in the secondary market will pay a commission to his broker in an amount established by the broker. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above.
        (2) The Fund pays the Advisor a single, unified management fee for arranging for certain non-distribution related services necessary for the Fund to operate. For more information about the unified management fee, see "Investment Advisor" under "Fund Management".
        (3) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to .25% of average daily net assets may be made by the Fund. The Board of Directors of the Fund has determined that no such payments will be made for the twelve month period following commencement of operations.
        (4) "Other Expenses" are based on estimated amounts for the current fiscal year.

The Fund sells and redeems StateShares(TM) only in Creation Units and principally on an in-kind basis for portfolio securities of the Underlying Index. STATESHARES(TM) IN LESS THAN CREATION UNIT AGGREGATIONS ARE NOT REDEEMABLE. The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund. The example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors will pay to buy and sell StateShares(TM). It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors.

-------------------------------------
      1 YEAR           3 YEARS
-------------------------------------
       $---              $---
-------------------------------------


These examples should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

CREATION UNIT TRANSACTIONS FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems shares at NAV and only in Creation Unit blocks of 100,000. As a practical matter, only institutions or large investors purchase or redeem Creation Units. A standard Creation Unit transaction fee of $__________ is charged for each purchase of Creation Units, regardless of the number of Creation Unit shares acquired. An investor redeeming Creation Unit shares will be charged a standard redemption transaction fee of $500, regardless of the number of Creation Unit shares redeemed.* The value of a Creation Unit of the Fund, as of the date of this Prospectus, was approximately $_________. Investors holding Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $__________, a 5% return, and assuming that the Fund's operating expenses remain the same and the Creation Units are redeemed at the end of each period, a purchaser of Creation Units will incur the following costs:

-------------------------------------
      1 YEAR           3 YEARS
-------------------------------------
       $---              $---
-------------------------------------


___________________________
* If a Creation Unit is purchased or redeemed outside of usual process through the NSCC or for cash an additional fee of up to five times will apply.

                StateShares(TM) Virginia 50 Exchange-Traded Fund

--------------------------------------------------------------------------------
Trading Symbol:
CUSIP Number:
Underlying Index (Symbol):  S&P Custom/StateShares(TM) Virginia 50 Index (_____)
Inception Date:             [To Be Determined]
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The Fund seeks to track the performance, before fees and expenses, of the S&P Custom/StateShares(TM) Virginia 50 Index.


PRINCIPAL INVESTMENT STRATEGIES
The Fund employs a "passive management" investment strategy designed to track the performance of the S&P Custom/StateShares(TM) Virginia 50 Index, an index of issuers that meet certain revenue and income criteria and that have been identified as "Virginia" companies by the Index Administrator and therefore are included in the S&P Custom/StateShares(TM) Virginia 50 Index. A Virginia company is a company whose headquarters or principal place of business is located in Virginia.

As its primary strategy, the Fund attempts to replicate the Underlying Index by investing substantially all of its assets in the stocks that make up the Underlying Index, holding each stock in approximately the same proportion as its weighting in the Underlying Index. The Fund will invest at least 90% of its assets in common stocks of companies in the Underlying Index. Because the Underlying Index is comprised of only stocks of Virginia 50 companies, this means that the Fund will invest at least 90% of its assets in Virginia 50 companies, as discussed above. The Fund will provide shareholders with at least 60 days' notice of any change in these policies. The Fund may also invest up to 10% of its assets in futures contracts, options on futures contracts, options, swaps on securities of companies in the Underlying Index, as well as cash and cash equivalents, such as money market instruments (subject to applicable limitations of the 1940 Act). The Fund may also sample, rather than replicate, the Underlying Index by holding stocks that, in the aggregate, are intended to approximate the Underlying Index in terms of key characteristics, such as price/earnings ratio, earnings growth, and dividend yield. If the Fund pursues a sampling strategy, it will continue to invest at least 90% of its assets in the common stocks of companies in the Underlying Index.


PRINCIPAL RISKS
The Fund is subject to certain risks. Certain of these risks are described below. For a more detailed discussion of some of these risks, see "Additional Information Regarding the Funds, their Principal Strategies and Related Risks" below.

o The Fund is subject to stock market risk, which is the risk that stock prices overall will decline over a given period of time. The Fund's total return, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or even long periods. Stock markets tend to be volatile, with periods of rising prices and periods of falling prices.

o The Fund is subject to index risk, which is the risk that stocks in the Underlying Index may under-perform fixed income investments or stock market investments that track other markets, segments or sectors. The Advisor does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Underlying Index.

o The Fund is subject to investment style risk, which is the risk that, to the extent that the Fund's assets are invested in small- and mid-capitalization stocks, the returns from these small- and mid-capitalization stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-capitalization stocks.

o The Fund is subject to index sampling risk, which is the risk that, when employing a sampling strategy, the stocks held by the Fund will not provide investment performance tracking the Underlying Index.

o The Fund is subject to market price risk, which is the risk associated with the fact that the StateShares(TM) are listed on the New York Stock Exchange (NYSE) and can be bought and sold in the secondary market at market prices. Although it is expected that the market price of the StateShares(TM) typically will approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, you may pay more than NAV when buying StateShares(TM) on the secondary market, and you may receive less than NAV when you sell StateShares(TM).

o The Fund may be subject to geographic concentration risk. The Fund will invest substantially all of its assets in the securities of companies whose headquarters or principal place of business are located in Virginia. These companies may also generate significant revenue from, and conduct a significant amount of business within, Virginia. As a result, these companies may be impacted by events and conditions impacting Virginia and its economy to a greater extent than a company whose headquarters or principal place of business is not located in that state. For example, political and economic conditions and changes in regulatory, tax, or economic policy in Virginia could significantly affect companies doing business in that State. To the extent the Fund invests in these types of companies, it is subject to these risks. However, companies whose headquarters or principal place of business are located in Virginia may be national or international in nature and may therefore generate a substantial, or even a predominant, amount of its business and revenue from outside Virginia. These companies may be impacted to a lesser degree by events and conditions impacting Virginia and its economy and would be impacted to a much greater degree by events and conditions in those areas where significant amounts of its business or revenue are generated.

o The Fund is subject to secondary market risk. Although the StateShares(TM) are listed for trading on the NYSE, it is possible that an active trading market may not be maintained. Trading of the StateShares(TM) on the NYSE may be halted if NYSE officials deem such action appropriate, if the StateShares(TM) are delisted from the NYSE or if the activation of market-wide "circuit breakers" halts stock trading generally.

o The Fund is subject to derivatives risk, which is the risk associated with stock futures and options contracts, warrants, convertible securities, and swap agreements, which are types of derivatives. Investments in derivatives may subject the Fund to risks different from, and possibly greater than, those of the underlying securities, assets, or market indexes.


PERFORMANCE INFORMATION
The Fund has not yet begun operations, so performance information is not available.


FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Virginia StateShares(TM). Transaction costs incurred by the Fund for buying and selling securities are not reflected in the table. Operating Expenses are expressed as a percentage of average daily net assets and are based upon estimated amounts for the current fiscal year.

        SHAREHOLDER FEES
        (fees paid directly from your investment)

        Sales Charge (Load) Imposed on Purchases:                          None
        Transaction Fee on Purchases and Redemptions:                 Varies(1)


        ANNUAL FUND OPERATING EXPENSES
        (expenses deducted from the Fund's assets)

        Advisory Fee(2):                                                ______%
        12b-1 Distribution Fee(3):                                         .25%
        Other Expenses(4):                                              ______%
        TOTAL ANNUAL FUND OPERATING EXPENSES:                           ______%

        (1) An investor purchasing or redeeming Creation Units of the Fund will pay to the Fund a transaction fee of $500, plus an additional fee of up to $2,500 if the investor does not create or redeem through the NSCC (for a total of up to $3,000). An investor buying or selling the Fund in the secondary market will pay a commission to his broker in an amount established by the broker. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above.
        (2) The Fund pays the Advisor a single, unified management fee for arranging for certain non-distribution related services necessary for the Fund to operate. For more information about the unified management fee, see "Investment Advisor" under "Fund Management".
        (3) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to .25% of average daily net assets may be made by the Fund. The Board of Directors of the Fund has determined that no such payments will be made for the twelve month period following commencement of operations.
        (4) "Other Expenses" are based on estimated amounts for the current fiscal year.

The Fund sells and redeems StateShares(TM) only in Creation Units and principally on an in-kind basis for portfolio securities of the Underlying Index. STATESHARES(TM) IN LESS THAN CREATION UNIT AGGREGATIONS ARE NOT REDEEMABLE. The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund. The example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors will pay to buy and sell StateShares(TM). It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors.

-------------------------------------
      1 YEAR           3 YEARS
-------------------------------------
       $---              $---
-------------------------------------


These examples should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

CREATION UNIT TRANSACTIONS FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems shares at NAV and only in Creation Unit blocks of 100,000. As a practical matter, only institutions or large investors purchase or redeem Creation Units. A standard Creation Unit transaction fee of $__________ is charged for each purchase of Creation Units, regardless of the number of Creation Unit shares acquired. An investor redeeming Creation Unit shares will be charged a standard redemption transaction fee of $500, regardless of the number of Creation Unit shares redeemed.* The value of a Creation Unit of the Fund, as of the date of this Prospectus, was approximately $_________. Investors holding Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $__________, a 5% return, and assuming that the Fund's operating expenses remain the same and the Creation Units are redeemed at the end of each period, a purchaser of Creation Units will incur the following costs:

-------------------------------------
      1 YEAR           3 YEARS
-------------------------------------
       $---              $---
-------------------------------------


___________________________
* If a Creation Unit is purchased or redeemed outside of usual process through the NSCC or for cash an additional fee of up to five times will apply.

               StateShares(TM) Washington 50 Exchange-Traded Fund

--------------------------------------------------------------------------------
Trading Symbol:
CUSIP Number:
Underlying Index (Symbol):  S&P Custom/StateShares(TM) Washington 50 Index (___)
Inception Date:             [To Be Determined]
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The Fund seeks to track the performance, before fees and expenses, of the S&P Custom/StateShares(TM) Washington 50 Index.


PRINCIPAL INVESTMENT STRATEGIES
The Fund employs a "passive management" investment strategy designed to track the performance of the S&P Custom/StateShares(TM) Washington 50 Index, an index of issuers that meet certain revenue and income criteria and that have been identified as "Washington" companies by the Index Administrator and therefore are included in the S&P Custom/StateShares(TM) Washington 50 Index. A Washington company is a company whose headquarters or principal place of business is located in Washington.

As its primary strategy, the Fund attempts to replicate the Underlying Index by investing substantially all of its assets in the stocks that make up the Underlying Index, holding each stock in approximately the same proportion as its weighting in the Underlying Index. The Fund will invest at least 90% of its assets in common stocks of companies in the Underlying Index. Because the Underlying Index is comprised of only stocks of Washington 50 companies, this means that the Fund will invest at least 90% of its assets in Washington 50 companies, as discussed above. The Fund will provide shareholders with at least 60 days' notice of any change in these policies. The Fund may also invest up to 10% of its assets in futures contracts, options on futures contracts, options, swaps on securities of companies in the Underlying Index, as well as cash and cash equivalents, such as money market instruments (subject to applicable limitations of the 1940 Act). The Fund may also sample, rather than replicate, the Underlying Index by holding stocks that, in the aggregate, are intended to approximate the Underlying Index in terms of key characteristics, such as price/earnings ratio, earnings growth, and dividend yield. If the Fund pursues a sampling strategy, it will continue to invest at least 90% of its assets in the common stocks of companies in the Underlying Index.


PRINCIPAL RISKS
The Fund is subject to certain risks. Certain of these risks are described below. For a more detailed discussion of some of these risks, see "Additional Information Regarding the Funds, their Principal Strategies and Related Risks" below.

o The Fund is subject to stock market risk, which is the risk that stock prices overall will decline over a given period of time. The Fund's total return, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or even long periods. Stock markets tend to be volatile, with periods of rising prices and periods of falling prices.

o The Fund is subject to index risk, which is the risk that stocks in the Underlying Index may under-perform fixed income investments or stock market investments that track other markets, segments or sectors. The Advisor does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Underlying Index.

o The Fund is subject to investment style risk, which is the risk that, to the extent that the Fund's assets are invested in small- and mid-capitalization stocks, the returns from these small- and mid-capitalization stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-capitalization stocks.

o The Fund is subject to index sampling risk, which is the risk that, when employing a sampling strategy, the stocks held by the Fund will not provide investment performance tracking the Underlying Index.

o The Fund is subject to market price risk, which is the risk associated with the fact that the StateShares(TM) are listed on the New York Stock Exchange (NYSE) and can be bought and sold in the secondary market at market prices. Although it is expected that the market price of the StateShares(TM) typically will approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, you may pay more than NAV when buying StateShares(TM) on the secondary market, and you may receive less than NAV when you sell StateShares(TM).

o The Fund may be subject to geographic concentration risk. The Fund will invest substantially all of its assets in the securities of companies whose headquarters or principal place of business are located in Washington. These companies may also generate significant revenue from, and conduct a significant amount of business within, Washington. As a result, these companies may be impacted by events and conditions impacting Washington and its economy to a greater extent than a company whose headquarters or principal place of business is not located in that state. For example, political and economic conditions and changes in regulatory, tax, or economic policy in Washington could significantly affect companies doing business in that State. To the extent the Fund invests in these types of companies, it is subject to these risks. However, companies whose headquarters or principal place of business are located in Washington may be national or international in nature and may therefore generate a substantial, or even a predominant, amount of its business and revenue from outside Washington. These companies may be impacted to a lesser degree by events and conditions impacting Washington and its economy and would be impacted to a much greater degree by events and conditions in those areas where significant amounts of its business or revenue are generated.

o The Fund is subject to secondary market risk. Although the StateShares(TM) are listed for trading on the NYSE, it is possible that an active trading market may not be maintained.

         Trading of the StateShares(TM) on the NYSE may be halted if NYSE officials deem such action appropriate, if the StateShares(TM) are delisted from the NYSE or if the activation of market-wide "circuit breakers" halts stock trading generally.

o The Fund is subject to derivatives risk, which is the risk associated with stock futures and options contracts, warrants, convertible securities, and swap agreements, which are types of derivatives. Investments in derivatives may subject the Fund to risks different from, and possibly greater than, those of the underlying securities, assets, or market indexes.


PERFORMANCE INFORMATION
The Fund has not yet begun operations, so performance information is not available.


FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Washington StateShares(TM). Transaction costs incurred by the Fund for buying and selling securities are not reflected in the table. Operating Expenses are expressed as a percentage of average daily net assets and are based upon estimated amounts for the current fiscal year.

        SHAREHOLDER FEES
        (fees paid directly from your investment)

        Sales Charge (Load) Imposed on Purchases:                          None
        Transaction Fee on Purchases and Redemptions:                 Varies(1)


        ANNUAL FUND OPERATING EXPENSES
        (expenses deducted from the Fund's assets)

        Advisory Fee(2):                                                ______%
        12b-1 Distribution Fee(3):                                         .25%
        Other Expenses(4):                                              ______%
        TOTAL ANNUAL FUND OPERATING EXPENSES:                           ______%

        (1) An investor purchasing or redeeming Creation Units of the Fund will pay to the Fund a transaction fee of $500, plus an additional fee of up to $2,500 if the investor does not create or redeem through the NSCC (for a total of up to $3,000). An investor buying or selling the Fund in the secondary market will pay a commission to his broker in an amount established by the broker. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above.
        (2) The Fund pays the Advisor a single, unified management fee for arranging for certain non-distribution related services necessary for the Fund to operate. For more information about the unified management fee, see "Investment Advisor" under "Fund Management".
        (3) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to .25% of average daily net assets may be made by the Fund. The Board of Directors of the Fund has determined that no such payments will be made for the twelve month period following commencement of operations.
        (4) "Other Expenses" are based on estimated amounts for the current fiscal year.

The Fund sells and redeems StateShares(TM) only in Creation Units and principally on an in-kind basis for portfolio securities of the Underlying Index. STATESHARES(TM) IN LESS THAN CREATION UNIT AGGREGATIONS ARE NOT REDEEMABLE. The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund. The example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors will pay to buy and sell StateShares(TM). It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors.

-------------------------------------
      1 YEAR           3 YEARS
-------------------------------------
       $---              $---
-------------------------------------


These examples should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

CREATION UNIT TRANSACTIONS FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems shares at NAV and only in Creation Unit blocks of 100,000. As a practical matter, only institutions or large investors purchase or redeem Creation Units. A standard Creation Unit transaction fee of $__________ is charged for each purchase of Creation Units, regardless of the number of Creation Unit shares acquired. An investor redeeming Creation Unit shares will be charged a standard redemption transaction fee of $500, regardless of the number of Creation Unit shares redeemed.* The value of a Creation Unit of the Fund, as of the date of this Prospectus, was approximately $_________. Investors holding Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $__________, a 5% return, and assuming that the Fund's operating expenses remain the same and the Creation Units are redeemed at the end of each period, a purchaser of Creation Units will incur the following costs:

-------------------------------------
      1 YEAR           3 YEARS
-------------------------------------
       $---              $---
-------------------------------------


___________________________
* If a Creation Unit is purchased or redeemed outside of usual process through the NSCC or for cash an additional fee of up to five times will apply.

                 StateShares(TM) Composite Exchange-Traded Fund

--------------------------------------------------------------------------------
Trading Symbol:
CUSIP Number:
Underlying Index (Symbol):  S&P Custom/StateShares(TM) Composite Index (_______)
Inception Date:             [To Be Determined]
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The Fund seeks to track the performance, before fees and expenses, of the S&P Custom/StateShares(TM) Composite Index.


PRINCIPAL INVESTMENT STRATEGIES
The Fund employs a "passive management" investment strategy designed to track the performance of the S&P Custom/StateShares(TM) Composite Index, an index of the 500 largest companies by market capitalization that are part of the following Indices; the S&P Custom/StateShares(TM) California 50 Index, the S&P Custom/StateShares(TM) Colorado 50 Index, the S&P Custom/StateShares(TM) Connecticut 50 Index, the S&P Custom/StateShares(TM) Florida 50 Index, the S&P Custom/StateShares(TM) Georgia 50 Index, the S&P Custom/StateShares(TM) Illinois 50 Index, the S&P Custom/StateShares(TM) Indiana 50 Index, the S&P Custom/StateShares(TM) Maryland 50 Index, the S&P Custom/StateShares(TM) Massachusetts 50 Index, the S&P Custom/StateShares(TM) Michigan 50 Index, the S&P Custom/StateShares(TM) Minnesota 50 Index, the S&P Custom/StateShares(TM) Missouri 50 Index, the S&P Custom/StateShares(TM) New Jersey 50 Index, the S&P Custom/StateShares(TM) New York 50 Index, the S&P Custom/StateShares(TM) North Carolina 50 Index, the S&P Custom/StateShares(TM) Ohio 50 Index, the S&P Custom/StateShares(TM) Pennsylvania 50 Index, the S&P Custom/StateShares(TM) Tennessee 50 Index, the S&P Custom/StateShares(TM) Texas 50 Index, the S&P Custom/StateShares(TM) Virginia 50 Index and the S&P Custom/StateShares(TM) Washington 50 Index.

As its primary strategy, the Fund attempts to replicate the Underlying Index by investing substantially all of its assets in the stocks that make up the Underlying Index, holding each stock in approximately the same proportion as its weighting in the Underlying Index. The Fund will invest at least 90% of its assets in common stocks of companies in the Underlying Index. Because the Underlying Index is comprised of only stocks of Composite companies, this means that the Fund will invest at least 90% of its assets in Composite companies, as discussed above. The Fund will provide shareholders with at least 60 days' notice of any change in these policies. The Fund may also invest up to 10% of its assets in futures contracts, options on futures contracts, options, swaps on securities of companies in the Underlying Index, as well as cash and cash equivalents, such as money market instruments (subject to applicable limitations of the 1940 Act). The Fund may also sample, rather than replicate, the Underlying Index by holding stocks that, in the aggregate, are intended to approximate the Underlying Index in terms of key characteristics, such as price/earnings ratio, earnings growth, and dividend yield. If the Fund pursues a sampling strategy, it will continue to invest at least 90% of its assets in the common stocks of companies in the Underlying Index.

PRINCIPAL RISKS
The Fund is subject to certain risks. Certain of these risks are described below. For a more detailed discussion of some of these risks, see "Additional Information Regarding the Funds, their Principal Strategies and Related Risks" below.

o The Fund is subject to stock market risk, which is the risk that stock prices overall will decline over a given period of time. The Fund's total return, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or even long periods. Stock markets tend to be volatile, with periods of rising prices and periods of falling prices.

o The Fund is subject to index risk, which is the risk that stocks in the Underlying Index may under-perform fixed income investments or stock market investments that track other markets, segments or sectors. The Advisor does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Underlying Index.

o The Fund is subject to investment style risk, which is the risk that, to the extent that the Fund's assets are invested in small- and mid-capitalization stocks, the returns from these small- and mid-capitalization stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-capitalization stocks.

o The Fund is subject to index sampling risk, which is the risk that, when employing a sampling strategy, the stocks held by the Fund will not provide investment performance tracking the Underlying Index.

o The Fund is subject to market price risk, which is the risk associated with the fact that the StateShares(TM) are listed on the New York Stock Exchange (NYSE) and can be bought and sold in the secondary market at market prices. Although it is expected that the market price of the StateShares(TM) typically will approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, you may pay more than NAV when buying StateShares(TM) on the secondary market, and you may receive less than NAV when you sell StateShares(TM).

o The Fund is subject to secondary market risk. Although the StateShares(TM) are listed for trading on the NYSE, it is possible that an active trading market may not be maintained. Trading of the StateShares(TM) on the NYSE may be halted if NYSE officials deem such action appropriate, if the StateShares(TM) are delisted from the NYSE or if the activation of market-wide "circuit breakers" halts stock trading generally.

o The Fund is subject to derivatives risk, which is the risk associated with stock futures and options contracts, warrants, convertible securities, and swap agreements, which are types of derivatives. Investments in derivatives may subject the Fund to risks different from, and possibly greater than, those of the underlying securities, assets, or market indexes.

PERFORMANCE INFORMATION
The Fund has not yet begun operations, so performance information is not available.


FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold StateShares(TM) Composite shares in the Fund. Transaction costs incurred by the Fund for buying and selling securities are not reflected in the table. Operating Expenses are expressed as a percentage of average daily net assets and are based upon estimated amounts for the current fiscal year.

        SHAREHOLDER FEES
        (fees paid directly from your investment)

        Sales Charge (Load) Imposed on Purchases:                          None
        Transaction Fee on Purchases and Redemptions:                 Varies(1)


        ANNUAL FUND OPERATING EXPENSES
        (expenses deducted from the Fund's assets)

        Advisory Fee(2):                                                ______%
        12b-1 Distribution Fee(3):                                         .25%
        Other Expenses(4):                                              ______%
        TOTAL ANNUAL FUND OPERATING EXPENSES:                           ______%

        (1) An investor purchasing or redeeming Creation Units of the Fund will pay to the Fund a transaction fee of $500, plus an additional fee of up to $2,500 if the investor does not create or redeem through the NSCC (for a total of up to $3,000). An investor buying or selling the Fund in the secondary market will pay a commission to his broker in an amount established by the broker. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above.
        (2) The Fund pays the Advisor a single, unified management fee for arranging for certain non-distribution related services necessary for the Fund to operate. For more information about the unified management fee, see "Investment Advisor" under "Fund Management".
        (3) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to .25% of average daily net assets may be made by the Fund. The Board of Directors of the Fund has determined that no such payments will be made for the twelve month period following commencement of operations.
        (4) "Other Expenses" are based on estimated amounts for the current fiscal year.

The Fund sells and redeems StateShares(TM) only in Creation Units and principally on an in-kind basis for portfolio securities of the Underlying Index. STATESHARES(TM) IN LESS THAN CREATION UNIT AGGREGATIONS ARE NOT REDEEMABLE. The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund. The example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors will pay to buy and sell

StateShares(TM). It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors.

-------------------------------------
      1 YEAR           3 YEARS
-------------------------------------
       $---              $---
-------------------------------------


These examples should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

CREATION UNIT TRANSACTIONS FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems shares at NAV and only in Creation Unit blocks of 100,000. As a practical matter, only institutions or large investors purchase or redeem Creation Units. A standard Creation Unit transaction fee of $_________ is charged for each purchase of Creation Units, regardless of the number of Creation Unit shares acquired. An investor redeeming Creation Unit shares will be charged a standard redemption transaction fee of $500, regardless of the number of Creation Unit shares redeemed.* The value of a Creation Unit of the Fund, as of the date of this Prospectus, was approximately $__________. Investors holding Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $________, a 5% return, and assuming that the Fund's operating expenses remain the same and the Creation Units are redeemed at the end of each period, a purchaser of Creation Units will incur the following costs:

-------------------------------------
      1 YEAR           3 YEARS
-------------------------------------
       $---              $---
-------------------------------------


___________________________
* If a Creation Unit is purchased or redeemed outside of usual process through the NSCC or for cash an additional fee of up to five times will apply.

ADDITIONAL INFORMATION ABOUT THE FUNDS, THEIR PRINCIPAL STRATEGIES AND RELATED RISKS

The following section provides more information about the Funds, the Underlying Indexes and the principal investment strategies and risks that are common to each Fund.


ADDITIONAL INVESTMENT STRATEGIES

Under normal circumstances, each Fund will invest at least 90% of its assets in common stocks of companies in the Underlying Index. Because each Underlying Index, with the exception of S&P Custom/StateShares(TM) Composite Index, is comprised only of stocks as indicated by its name (e.g., only "Indiana" companies are contained in the S&P Custom/StateShares(TM) Indiana 50 Index), this means that each Fund will invest at least 90% of its assets in such companies. The Funds will provide shareholder with at least 60 days' notice of any change in these policies. The StateShares(TM) Composite Exchange-Traded Fund will invest at least 90% of its assets in companies contained in the State-Specific Indices. Each Fund may also invest up to 10% of its assets in futures contracts, options on futures contracts, options, swaps on securities of companies in the Underlying Index, as well as cash and cash equivalents such as money market instruments (subject to applicable limitations of the 1940 Act). Each Fund's investment objective is fundamental and may not be changed without a shareholder vote.

In addition to the Funds' principal investment strategies, each Fund may, from time to time, use certain other strategies or engage in certain other investment practices that are not principal strategies. In addition to these strategies and practices, each Fund may invest in investment-grade debt securities (i.e., debt obligations classified within the four highest ratings of a nationally recognized statistical rating organization such as Moody's Investors Service ("Moody's") or Standard & Poor's ("S&P") or, if unrated, determined by the Advisor to be of comparable quality). Each Fund may also hold cash and/or invest a portion of its assets in U.S. Government securities, high-quality money market instruments and repurchase agreements collateralized by the foregoing obligations. These other investments and strategies are described in detail in the Funds' Statement of Additional Information.


MORE INFORMATION ABOUT THE FUNDS' PRINCIPAL RISKS

Index Risk. The Funds employ a "passive management" or indexing investment approach. Each Fund attempts to track the investment performance of its Underlying Index. Whenever practicable, each Fund uses the replication method as its primary strategy, meaning that it holds the same stocks, in approximately the same proportions, as the stocks in the Underlying Index, regardless of their investment merit. Because each Fund is a passively managed index fund, the Advisor does not attempt to analyze individual companies or to quantify, manage or control the risks associated with investing in individual companies or in a portfolio that replicates the Underlying Index. Although index funds, by their nature, tend to be tax-efficient investment vehicles, tax ramifications are not considered in the passive management of index funds like the Funds. This risk is known as Index Risk.

Index Sampling Risk. From time to time, however, regulatory constraints or other legal considerations may prevent a Fund from replicating precisely an Underlying Index. This may occur for a number of reasons. For example, the Funds are taxed as regulated investment companies under the Internal Revenue Code of 1986, as amended (the "Code"), and the Code imposes certain percentage limitations applicable to investments by regulated investment companies. To the extent a strict application of the replication methodology would result in a violation of the Code, the Fund would be prevented from replicating the Underlying Index. Similarly, other regulatory constraints, such as limitations on the ability of a Fund to invest more than a certain percentage in illiquid securities, may also prevent the Fund from precisely replicating an Underlying Index. In these circumstances, the Fund will employ a strategy known as "sampling" whereby the Fund will invest in securities that, in the aggregate, are deemed by the Advisor to approximate the Underlying Index in terms of key characteristics. The Advisor will not use a sampling strategy in an attempt to manage the portfolio but will do so only when it is required to do so by regulatory or legal considerations. To the extent the Fund employs a sampling strategy, it is subject to index sampling risk, which is the risk that the securities selected by the Advisor pursuant to this strategy may not, in fact, provide investment performance that closely tracks the Underlying Index.

Stock Market Risk. The Funds are subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to be volatile, with periods of rising prices and periods of falling prices.

Investment Style Risk. Each Fund invests across large-, mid-, and small-capitalization companies depending on the composition of the Underlying Index. The Advisor makes no effort to manage the capitalization exposure of the Fund's portfolio. The Index Methodology with respect to each Underlying Index, however, generally requires a minimum capitalization of at least $100 million for at least two of the three preceding quarters. From time to time, depending on the construction of the Underlying Index, a Fund may invest a substantial portion of its assets in and medium-size companies. Such investments entail greater risk than investments in larger, more established companies. Medium-size companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result of these risks and uncertainties, an investor may lose some or all of his investment in the Funds.

Geographic Concentration Risk. Because the StateShares(TM) Exchange-Traded Funds will invest all of their assets in the securities of companies whose headquarters or principal place of business are located in a single state, with the exception of the StateShares(TM) Composite Fund, such Funds may be impacted by events or conditions affecting that state to a greater extent than a fund that did not focus its investments on companies whose headquarters or principal place of business are located in a single state. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a state could significantly affect the market in that state. To the extent a Fund invests in these types of companies, it is subject to these risks. However, companies whose headquarters or principal place of business are located in a particular state may be national or international in nature and may therefore generate a substantial, or even a predominant, amount of its business and revenue from outside that state. These companies may be impacted to a lesser degree by events and conditions impacting that state and its economy and would be impacted to a much greater degree by events and conditions in those areas where significant amounts of its business or revenue are generated.

Derivatives Risk. Each Fund may invest, to a limited extent, in derivatives. Derivatives may involve risks different from, and possibly greater than, those of traditional investments. To track their Underlying Indexes as closely as possible, the Funds attempt to remain fully invested in stocks. The Funds may invest, to a limited extent, in stock futures and options contracts, warrants, convertible securities, and swap agreements, which are types of derivatives. Generally speaking, a derivative is a financial contract whose value is based on the value of a traditional security (such as a stock or bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Investments in derivatives may subject a Fund to risks different from, and possibly greater than, those of the underlying securities, assets, or market indexes. Losses (or gains) involving futures can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a Fund. Similar risks exist for warrants (securities that permit their owners to purchase a specific number of stock shares at a predetermined price), convertible securities (securities that may be exchanged for another asset), and swap agreements (contracts between parties in which each agrees to make payments to the other based on the return of a specified index or asset). The Funds will not use derivatives for speculation or for the purpose of leveraging (magnifying) investment returns.

Market Price Risk. The market price of shares of the Funds may differ from the Fund's NAV. StateShares(TM) are listed for trading on the NYSE and can be bought and sold in the secondary market at market prices. Although it is expected that the market price of the StateShares(TM) typically will approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, you may pay more than NAV when buying StateShares(TM) on the secondary market, and you may receive less than NAV when you sell those StateShares(TM).

The market price of StateShares(TM), like the price of any exchange-traded security, includes a "bid-asked spread" charged by the exchange specialist and other market-makers that cover the particular security. While the Fund cannot predict, and does not control, whether or when the StateShares(TM) will trade at a premium or a discount to NAV, it is likely that in times of severe market disruption, the bid-asked spread will increase significantly and the StateShares(TM) would most likely be traded at a discount to NAV. In addition, any discount is likely to be greatest when the price of StateShares(TM) is falling fastest--and this may be the time that you most want to sell your StateShares(TM). The Funds' website at http://www.StateSharesinc.com will show the prior day's closing NAV and closing market price for the Funds' shares. In addition, the Funds' website will contain the following information, on a per share basis, for each Fund: (a) the prior business day's net asset value and the Bid/Ask Price and a calculation of the premium or discount of the Bid/Ask Price at the time of calculation of the net asset value against such net asset value; and (b) data in chart format displaying the frequency distribution of discounts and premiums of the daily Bid/Ask Price against the net asset value, within appropriate ranges, for each of the four previous calendar quarters. In addition, the Funds' website contains information regarding the premiums and discounts at which shares of the Funds have traded.

Secondary Market Risk. An active secondary market for the StateShares(TM) may not exist. Although the StateShares(TM) are listed on the NYSE, it is possible that an active trading market may not be maintained. In addition, trading in the StateShares(TM) on the NYSE will be halted whenever trading in equity securities generally is halted by the activation of market-wide "circuit breakers," which are tied to large decreases in the Dow Jones Industrial Average. Trading of the

StateShares(TM) also will be halted if (1) the shares are delisted from the NYSE without first being listed on another exchange, or (2) NYSE officials determine that such action is appropriate in the interest of a fair and orderly market or to protect investors. If trading is halted, eligible investors (see below) will still be able to purchase Creation Units of the Funds directly and redeem such units with the Funds. If StateShares(TM) are delisted from the NYSE, the Company will consider what appropriate action to take, which may include, among other things, seeking to list StateShares(TM) on another national securities exchange, converting the Fund to a traditional mutual fund, or redeeming the Shares at NAV.

SHARES OF THE FUNDS ARE NOT INDIVIDUALLY REDEEMABLE. They can be redeemed with the issuing Fund directly at NAV only in large lots known as Creation Units. You would incur brokerage costs in purchasing enough shares of the Fund to constitute a Creation Unit.


MORE INFORMATION ABOUT THE UNDERLYING INDEXES

Each Underlying Index was created and developed by XG based on its own proprietary intellectual model. In developing each Underlying Index, XG has established specific characterization/inclusion/exclusion criteria governing the stocks that are included in each Underlying Index. XG has engaged Standard & Poor's as the index administrator (the "Index Administrator") to maintain each Underlying Index based on this criteria. Each Underlying Index is generally reconstituted on an annual basis. Decisions regarding additions to, and removals from, each individual Underlying Index are made by the Index Administrator, on a annual basis, in its sole discretion. See "Information About the Underlying Index and Index Administrator" in the Statement of Additional Information. The Advisor has engaged BNY Investment Advisors (the "Sub-Advisor") for the day-to day-management of the Funds. See "Sub-Advisor" below. The Sub-Advisor will generally employ only the replication method in adjusting the Funds' portfolio in response to changes in the Underlying Index. To the extent that it is necessary to employ a sampling strategy with respect to a Fund's portfolio, the Advisor, and not the Sub-Advisor, will generally be responsible for determining which securities to invest in as part of that strategy. The Funds are not actively managed and the actions of Advisor and the Sub-Advisor will not result in the active management of the Funds. The service marks of each Underlying Index are the service marks of the Advisor. The Advisor has licensed the use of these service marks to the Company in connection with its use by the Funds.

Each Fund reserves the right to substitute a different index for the Underlying Index if the Underlying Index is discontinued, if the Index Creator's index agreement with the Index Administrator is terminated, or for any other reason determined in good faith by the Funds' Board of Directors. If the Index Creator's arrangements with the Index Administrator are terminated, the Index Creator will seek to engage a replacement index administrator meeting applicable legal requirements. Should it prove impractical for the Index Creator to engage another index administrator, the Company will take whatever action is deemed to be in the best interests of the Funds' shareholders.

BUYING AND SELLING FUND SHARES


BUYING AND SELLING SHARES ON THE SECONDARY MARKET

Shares can be bought or sold throughout the trading day like shares of any publicly traded security. When buying or selling shares through a broker, you will incur customary brokerage commissions and charges. The price at which you buy or sell Fund shares (i.e., the market price) may be more or less than the NAV of the shares. Unless imposed by your broker, there is no minimum dollar amount you must invest and no minimum number of Fund shares you must buy.

StateShares(TM) are listed on the New York Stock Exchange (the "NYSE"). The NYSE is generally open Monday through Friday and is closed for weekends and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


BUYING SHARES DIRECTLY FROM A FUND

You can purchase shares directly from a Fund only in Creation Units or multiples thereof. Each Fund issues Creation Units in blocks of 100,000 shares. For any particular Fund, the number of Fund shares in a Creation Unit will not change over time, except in the event that the Fund splits or revalues its shares. The Funds will not issue fractional Creation Units. Creation Units may be purchased only in exchange for a basket of securities - known as the In-Kind Creation Basket and cash equal to the Cash Component, as discussed further below. The Funds reserve the right to reject any purchase request at any time, for any reason, and without notice. The Funds can stop selling shares or postpone payment of redemption proceeds at times when the NYSE is closed or under any emergency circumstances as determined by the SEC.

To purchase shares directly from a Fund, you must be a Participating Organization or you must purchase through a broker that is a Participating Organization. A Participating Organization is a participant of the Continuous Net Settlement System of the National Securities Clearing Corporation ("NSCC") or the Depository Trust Company ("DTC") that has executed a Participant Agreement with the Fund's distributor. Most Participating Organizations are expected to be brokerage firms.

- In-Kind Creation Basket. On each business day, prior to the opening of trading on the NYSE, the Fund's Advisor will post on the NSCC bulletin board the In-Kind Creation Basket for each Fund for that day. The In-Kind Creation Basket will identify the name and number of shares of each security that must be contributed to the Fund for each Creation Unit purchased. Each Fund reserves the right to accept a nonconforming creation basket.

- Cash Component. In addition to the in-kind deposit of securities, you will either pay to, or receive from, the Fund an amount of cash (the Balancing Amount) equal to the difference between the NAV of a Creation Unit and the value of the securities in the creation basket. The Balancing Amount ensures that the consideration paid by an investor for a Creation Unit is exactly equal to the value of the Creation Unit. The

         Fund's Advisor will publish, on a daily basis, information about the previous day's Balancing Amount. You also must pay a transaction fee, described below, in cash. The Balancing Amount and the transaction fee, taken together, are referred to as the Cash Component.

- Placement of Purchase Orders. All purchase orders must be placed through a Participating Organization. Purchase orders will be processed either through a manual clearing process run by DTC or through an enhanced clearing process that is available only to those DTC participants that also are participants in the Continuous Net Settlement System of the NSCC. Participating Organizations that do not use the NSCC's enhanced clearing process will be charged a higher transaction fee (discussed below). A purchase order must be received by the Fund's Distributor prior to the close of regular trading on the NYSE (generally 4:00 p.m., Eastern time) on the day the order is placed, and all other procedures set forth in the Participant Agreement must be followed, in order for you to receive the NAV determined on that day.

- Transaction Fee on Purchase of Creation Units. The Funds impose a transaction fee in the amount of $500 on each purchase of Creation Units effected through the NSCC's enhanced clearing process, regardless of the number of units purchased. For an investor purchasing Creation Units through the manual DTC clearing process, the transaction fee would be as much as $2,500. Investors permitted to tender a nonconforming creation basket would be subject to an additional charge commensurate with the cost to the Fund. The transaction fee is paid to the Fund, not to the distributor, the Advisor or a third party. The fee protects existing shareholders of the Fund from the costs associated with issuing Creation Units.

Shares of the Funds are held in book entry form, which means that no stock certificates are issued. The DTC, or its nominee, will be the registered owner of all outstanding shares of the Fund. Your beneficial ownership of shares will be shown on the records of DTC or its participants through which you hold the shares. Neither the Advisor nor the Distributor will have any record of your ownership. Therefore, to exercise any right as an owner of shares, you must rely on the procedures of DTC and its participants. Your account information will be maintained by your broker, which will provide you with account statements, confirmations of your purchases and sales of Fund shares, and tax information. Your broker also will be responsible for distributing income and capital gains distributions and for ensuring that you receive shareholder reports and other communications from the Fund whose shares you own. You will receive other services (e.g., dividend reinvestment and average cost information) only if your broker offers these services.

REDEEMING SHARES DIRECTLY FROM A FUND


You may redeem shares of the Funds only in Creation Units or multiples thereof. To redeem shares directly with a Fund, you must be a Participating Organization or you must redeem through a broker that is a Participating Organization. Units may be redeemed only in exchange for a basket of securities - known as the In-Kind Redemption Basket and cash equal to the Cash Component, as discussed further below.

- In-Kind Redemption Basket. Redemption proceeds will be paid in kind with a basket of securities known as the In-Kind Redemption Basket. In most cases, the In-Kind Redemption basket will be the same as the In-Kind Creation Basket for that same day. There will be times, however, when the creation and redemption baskets differ. The composition of the In-Kind Redemption Basket will be available on the NSCC bulletin board. Each Fund reserves the right to honor a redemption request with a nonconforming redemption basket, with the consent of the redeeming investor.

- Cash Component. Depending on whether the NAV of a Creation Unit is higher or lower than the value of the redemption securities, you will either receive from or pay to the Fund a Balancing Amount in cash. If you are due to receive a Balancing Amount, the amount you actually receive will be reduced by the amount of the applicable transaction fee. You also must pay a transaction fee, described below, in cash. The Balancing Amount and the transaction fee, taken together, are referred to as the Cash Component.

- Placement of Redemption Orders. As with purchases, redemptions must be processed either through the DTC process or the enhanced NSCC process. A redemption order is deemed received on the date of transmittal if it is received by the distributor prior to the close of regular trading on the NYSE on that date, and if all other procedures set forth in the Participant Agreement are followed.

- Transaction Fee on Redemption of Creation Units. The Funds impose a transaction fee on each redemption of Creation Units. The amount of the transaction fee on redemptions effected through the NSCC and the DTC, and on nonconforming redemptions, is the same as the fee imposed on comparable purchases (see previous section). As with the transaction fee on purchases, the transaction fee on redemptions is paid to the Fund, not to the Advisor, the distributor or a third party. The fee protects existing shareholders of the Fund from the costs associated with redeeming Creation Units.

You should be aware of certain legal risks unique to investors purchasing Creation Units directly from the Fund. Because new Fund shares may be issued on an ongoing basis, a "distribution" of Fund shares could be occurring at any time. Certain activities that you perform as a dealer could, depending on the circumstances, result in you being deemed a participant in the distribution, in a manner that could render you a statutory underwriter and subject you to the prospectus delivery and liability provisions of the Securities Act of 1933 (the "Securities Act"). For example, you could be deemed a statutory underwriter if you purchase Creation Units from the issuing Fund, break them down into the constituent Fund shares, and sell those shares directly to customers, or if you choose to couple the creation of a supply of new Fund shares with an active selling effort involving solicitation of secondary-market demand for Fund shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person's activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter.

Dealers who are not "underwriters" but are participating in a distribution (as opposed to engaging in ordinary secondary-market transactions), and thus dealing with Fund shares as part of an "unsold allotment" within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act.

Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in securities of other registered investment companies, including the Funds. The acquisition of Fund shares by registered investment companies is subject to the restrictions of Section 12(d)(1) of the 1940 Act, except as may at some future time be permitted by an exemptive order that permits registered investment companies to invest in a Fund beyond the limits of Section 12(d)(1), subject to certain terms and conditions, including that the registered investment company enter into an agreement with the Fund regarding the terms of the investment.


EXCHANGES


Shares of one Fund may not be exchanged for shares of another Fund.


FREQUENT TRADING
Unlike frequent trading of shares of a traditional open-end mutual funds (i.e., not exchange-traded) shares, frequent trading of shares of the Funds on the secondary market does not disrupt portfolio management, increase the Funds' trading costs, lead to realization of capitalization gains, or otherwise harm fund shareholders because these trades do not involve the Funds directly. A few institutional investors are authorized to purchase and redeem the Funds' shares directly with the Funds. Because these trades are effected in-kind (i.e., for securities, and not for cash), they do not cause any of the harmful effects (noted above) that may result from frequent cash trades. Moreover, each Fund imposes transaction fees on in-kind purchases and redemptions of the Fund to cover the custodial and other costs incurred by the Fund in effecting in-kind trades. These fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that the Fund's trading costs increase in those circumstances. For these reasons, the Board of Directors has determined that it is not necessary to adopt policies and procedures to detect and deter frequent trading and market-timing in shares of the Funds.


PORTFOLIO TURNOVER RATE

The Funds are passively managed to their Underlying Indexes and may sell securities regardless of how long they have been held in order to replicate its Underlying Index. In some cases, the Funds' annual turnover rate may exceed 100%. A higher rate of portfolio turnover will result in higher transaction costs, including brokerage commissions. Also, to the extent that higher portfolio turnover results in more frequently realized net gains to a Fund, the Fund's distributions of taxable income may increase.


DISTRIBUTION AND SERVICE PLAN

Each Fund has adopted a Distribution and Service Plan (the "Rule 12b-1 Plan") pursuant to which each Fund may pay financial intermediaries a fee of up to .25% of its average daily net assets for distribution and other services provided by that intermediary in accordance with the terms of the Rule 12b-1 Plan. The Board of Directors has determined that no payments will be made by the Funds under the Rule 12b-1 Plan for the twelve-month period following commencement of operations. If such fees are paid in the future, they would increase the costs associated with your investments in the Funds and decrease each Funds' NAV because these fees are paid by the Funds. These fees, if paid in the future, would be paid out of the Funds' assets on an on-going basis, and therefore, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


PORTFOLIO HOLDINGS

Each Fund publicly disseminates its full portfolio holdings each day the Funds are open for business through its internet web site at http://www.StateSharesinc.com. Each Fund may terminate or modify this policy at any time without further notice to shareholders. In addition, the In-Kind Creation Basket and In-Kind Redemption Basket, which identify the securities and share quantities which are delivered in exchange for purchases and redemptions of Creation Units, are publicly disseminated daily prior to the open of the NYSE via the NSCC. A description of the Funds' policies and procedures with respect to the disclosure of the Funds' portfolio securities is available in the Statement of Additional Information.


FUND MANAGEMENT


INVESTMENT ADVISOR

XShares Advisors LLC serves as investment advisor to the Funds with overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds' Board of Directors. Under the Investment Advisory Agreement, the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate. The Advisor will also be responsible for employing any sampling strategy for the Funds.

For the services it provides to the Funds, the Advisor receives a unified advisory fee based on a percentage of the daily net assets of each Fund. The advisory fee is calculated daily and paid monthly in arrears. Out of the advisory fee, the Advisor pays all fees and expenses of the Sub-Advisor, Transfer Agent, the Administrator and Accounting Agent and the Custodian. The Fund is responsible for the payment of all other expenses associated with its operation, including but not limited to, brokerage expenses, taxes, interest, fees and expenses of counsel to the Funds, fees and expenses of the Disinterested Directors (including legal counsel fees), fees and expenses of the Chief Compliance Officer and expenses associated with the Funds' compliance program, litigation expenses, fees and expenses of the Funds' independent auditors, registration fees, expenses associated with compliance by the Fund with regulatory requirements, including those relating to the development and distribution of its prospectus and shareholder reports, and extraordinary expenses. Pursuant to the Investment Advisory Agreement, the Advisor is authorized to engage one or more sub-advisors to perform any of the services contemplated to be performed by the Advisor under the Investment Advisory Agreement. The Advisor is responsible for payment of the Sub-Advisory fee, as discussed below.

The Advisor is a newly organized investment advisor located at 420 Lexington Avenue, New York, New York 10170. The Advisor's parent company is XShares Group LLC, the creator of the Underlying Indexes. The Advisor has no prior experience managing exchange-traded funds or registered investment companies. For its services provided to the Funds under the Investment Advisory Agreement, each Fund pays the Advisor a fee equal to [ ] of each Fund's average daily net assets. The fee is accrued daily and paid monthly.


SUB-ADVISOR

BNY Investment Advisors ("Sub-Advisor"), a separate identifiable division of The Bank of New York, a New York State banking corporation, having its principal office and place of business at 1633 Broadway, 13th Floor, New York 10019, acts as investment sub-advisor to the Funds. Pursuant to a Sub-Advisory Agreement between the Advisor and the Sub-Advisor, the Sub-Advisor will be responsible for the day-to-day management of the Funds, subject to the supervision of the Advisor and the Funds' Board of Directors. In this regard, the Sub-Advisor will be responsible for implementing the replication strategy for each Fund with regard to its Underlying Index and for general administration, compliance and management services as may be agreed between the Advisor and the Sub-Advisor from time to time. The Sub-Advisor has substantial prior experience in acting as sub-advisor to ETFs.

In accordance with the terms of the Sub-Advisory Agreement, the Advisor pays the Sub-Advisor, out if its own resources a fee based on a percentage of the average daily net assets of each of the StateShares(TM) Funds. Such fees are paid in accordance with the following schedule:

        o   [ ]

There is a minimum annual fee of $[    ] per StateShares(TM) fund.

A discussion regarding the basis for the Board of Directors approval of the Investment Advisory Agreement and Sub-Advisory Agreement will be available in the Funds' annual or semi-annual report.


PORTFOLIO MANAGERS

Each Fund is managed by [  ]

Each Portfolio Manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, implementing investment strategy, researching and reviewing investment strategy, and overseeing members of his or her portfolio management team with more limited responsibilities. Each Portfolio Manager has appropriate limitations on his or her authority for risk management and compliance purposes.

The Statement of Additional Information has more detailed information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities of the Funds.


ADMINISTRATION, CUSTODIAN AND TRANSFER AGENT

The Bank of New York serves as the Administrator to the Funds. The Administrator's principal address is 101 Barclay Street, New York, New York 10286.

The Bank of New York serves as the Custodian to the Funds. The Custodian's principal address is 101 Barclay Street, New York, New York 10286.

The Bank of New York serves as the Transfer Agent to the Funds. The Transfer Agent's principal address is 101 Barclay Street, New York, New York 10286.


DISTRIBUTOR
[    ] serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor's principal address is ____________________. The Distributor does not maintain a secondary market in shares of the Funds.


DIVIDENDS, CAPITAL GAINS, AND TAXES


FUND DISTRIBUTIONS
Each Fund pays out dividends from its net investment income to investors annually. Each Fund distributes any net capital gains annually.


DIVIDEND REINVESTMENT SERVICE

Brokers may make available to their customers who own Fund shares the DTC book-entry dividend reinvestment service. If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole and fractional Fund shares of the same Fund. Without this service, investors would receive their distributions in cash. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require Fund shareholders to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the same Fund purchased in the secondary market.

TAXES

As with any investment, you should consider how your investment in shares of the Funds will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in shares of the Funds.

Unless your investment in shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when a Fund makes distributions and when you sell your shares of a Fund.


TAXES ON DISTRIBUTIONS

Distributions from a Fund's net investment income (other than qualified dividend income), including distributions out of the Fund's net short-term capital gains, if any, and distributions of income from securities lending, are taxable to you as ordinary income. Distributions by the Fund of net long-term capital gains in excess of net short-term capital losses (capital gain dividends) are taxable to you as long-term capital gains, regardless of how long you have held a Fund's shares. Distributions by the Fund that qualify as qualified dividend income are taxable to you at long-term capital gain rates. In order for a distribution by the Fund to be treated as qualified dividend income, a Fund must meet holding period and other requirements with respect to its dividend paying stocks and you must meet holding period requirements and other requirements with respect to the Fund's shares. In general, your distributions are subject to federal income tax for the year when they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year.

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, the Fund's ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies, provided, however, that for taxable years of the Fund beginning after December 31, 200_, but not beginning after December 31, 200_, interest related dividends and short-term capital gain dividends generally will not be subject to such U.S. withholding tax.

If you are a resident or a citizen of the United States, by law, back-up withholding will apply to your distributions and proceeds if you have not provided a taxpayer identification number or social security number and made other required certifications.


TAXES WHEN SHARES ARE SOLD

Currently, any capital gain or loss realized upon a sale of shares is generally treated as a long-term gain or loss if shares have been held for more than one year. Any capital gain or loss realized upon a sale of shares held for one year or less is generally treated as a short-term gain or loss, except that any capital loss on the sale of shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such shares.

The foregoing discussion summarizes some of the consequences under current federal tax law of an investment in the Funds. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions and sales of shares. Consult your personal tax advisor about the potential tax consequences of an investment in shares of a Fund under all applicable tax laws.


DAILY PRICING

The net asset value, or NAV, of each Fund's shares is calculated each business day as of the close of regular trading on the NYSE, generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the net assets by the number of shares outstanding.

If you buy or sell Fund shares on the secondary market, you will pay or receive the market price, which may be higher or lower than NAV. Your transaction will be priced at NAV only if you purchase or redeem your Fund shares in Creation Unit blocks.

The approximate value of shares of each Fund is disseminated every fifteen seconds throughout the trading day by the national securities exchange on which the Fund's shares are listed or by other information providers, such as Reuters. This approximate value should not be viewed as a "real-time" update of the NAV, because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day. The approximate value generally is determined by using both current market quotations and/or price quotations obtained from broker-dealers that may trade in the portfolio securities held by the Funds. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value and make no warranty as to its accuracy.

When calculating the NAV of the Funds' shares, stocks held by the fund are valued at their market value when reliable market quotations are readily available. Certain short-term debt instruments used to manage a Fund's cash are valued on the basis of amortized cost.

When reliable market quotations are not readily available, securities are priced at their fair value, which is the price a security's owner might reasonably expect to receive upon its sale. A Fund also may use fair-value pricing if the value of a security it holds has been materially affected by events occurring before the Fund's pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, which may trade on foreign exchanges that close many hours before the Fund's pricing time. Intervening events might be company-specific (e.g., earnings report, merger announcement); country-specific (e.g., natural disaster, economic or political news, act of terrorism, interest rate change); or global. Intervening events include price movements in U.S. markets that are deemed to affect the value of foreign securities. Fair-value pricing may also be used by each Fund to value restricted securities held by the Funds or certain small-capitalization or mid-capitalization securities with little or no trading activity for extended periods of time. Although rare, fair-value pricing also may be used for domestic securities--for example, if (1) trading in a security is halted and does not resume before the Fund's pricing time or if a security does not trade in the course of a day, and (2) the Fund holds enough of the security that its price could affect the Fund's NAV.

Fair-value prices are determined by the Advisor according to procedures adopted by the Board of Directors. When fair-value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.


DELIVERY OF FUND DOCUMENTS


HOUSEHOLDING

Householding is an option available to certain investors of the Funds. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Funds is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of the Prospectus and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.


FINANCIAL HIGHLIGHTS

Performance information is not presented for the Funds since they have no operating history.

                              STATESHARES(TM) INC.

                              420 Lexington Avenue
                            New York, New York 10170

FOR MORE INFORMATION
If you would like more information about the StateShares(TM), Inc., the following documents are available free, upon request:

ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS

Additional information about the Funds' investments will be available in the Funds' annual and semi-annual reports to shareholders. In the annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the Funds.

The annual and semi-annual reports will be incorporated by reference into this Prospectus and the SAI is incorporated by reference into, and is thus legally a part of, this Prospectus.

To receive a free copy of the latest annual or semi-annual report, when available, or the SAI, or to request additional information about the Funds, please contact us as follows:

                  Call:     1-800-925-2870
                            Monday through Friday
                            9:00 a.m. to 5:00 p.m. (Eastern Time)

                  Write:    StateShares(TM), Inc.
                            420 Lexington Avenue
                            New York, New York 10170

                  Visit:    www.StateSharesinc.com


INFORMATION PROVIDED BY THE SECURITIES AND EXCHANGE COMMISSION
You can review and copy information about the Funds (including the SAI) at the SEC's Public Reference Room in Washington, DC. To find out more about this public service, call the SEC at 1-202-551-8090. Reports and other information about the Funds are also available in the EDGAR Database on the SEC's Internet site at http://www.sec.gov, or you can receive copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, 100 F Street, N.E., Washington, DC 20549-0102.

The Company's Investment Company Act file number:   811-

                                                   (C) 2006 XShares Advisors LLC

                              STATESHARES(TM), INC.

                  StateShares(TM) California 50 Exchange-Traded Fund StateShares(TM) Colorado 50 Exchange-Traded Fund StateShares(TM) Connecticut 50 Exchange-Traded Fund StateShares(TM) Florida 50 Exchange-Traded Fund StateShares(TM) Georgia 50 Exchange-Traded Fund StateShares(TM) Illinois 50 Exchange-Traded Fund StateShares(TM) Indiana 50 Exchange-Traded Fund StateShares(TM) Maryland 50 Exchange-Traded Fund StateShares(TM) Massachusetts 50 Exchange-Traded Fund StateShares(TM) Michigan 50 Exchange-Traded Fund StateShares(TM) Minnesota 50 Exchange-Traded Fund StateShares(TM) Missouri 50 Exchange-Traded Fund StateShares(TM) New Jersey 50 Exchange-Traded Fund StateShares(TM) New York 50 Exchange-Traded Fund StateShares(TM) North Carolina 50 Exchange-Traded Fund StateShares(TM) Ohio 50 Exchange-Traded Fund StateShares(TM) Pennsylvania 50 Exchange-Traded Fund StateShares(TM) Tennessee 50 Exchange-Traded Fund StateShares(TM) Texas 50 Exchange-Traded Fund StateShares(TM) Virginia 50 Exchange-Traded Fund StateShares(TM) Washington 50 Exchange-Traded Fund StateShares(TM) Composite Exchange-Traded Fund



                       Statement of Additional Information

                                __________, 2007



This Statement of Additional Information, which is not a prospectus, contains additional information about StateShares(TM), Inc. (the "Company"). This Statement of Additional Information should be read in conjunction with the Company's current Prospectus, dated _________, 2007, as it may be revised from time to time. Capitalized terms used herein that are not defined have the same meaning ascribed to them as in the Prospectus.

The audited financial statements and related reports of [ ], the Company's independent registered public accounting firm, are included herein. A copy of the Prospectus may be obtained without charge, by contacting the Company's Distributor, [ ].

                                TABLE OF CONTENTS


I.       GENERAL INFORMATION ABOUT THE COMPANY..............................B-3

II.      INVESTMENT POLICIES AND RELATED RISKS..............................B-4

III.     FUNDAMENTAL INVESTMENT LIMITATIONS................................B-13

IV.      MANAGEMENT........................................................B-14

V.       CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES...............B-22

VI.      CODE OF ETHICS....................................................B-22

VII.     PROXY VOTING POLICIES.............................................B-22

VIII.    PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES.............B-22

IX.      PORTFOLIO TRANSACTIONS............................................B-22

X.       SHARE PRICE.......................................................B-24

XI.      INFORMATION ABOUT STATESHARES(TM).................................B-24

XII.     CAPITAL STOCK AND OTHER SECURITIES................................B-34

XIII.    DIVIDENDS AND DISTRIBUTIONS.......................................B-35

XIV.     TAXATION..........................................................B-36

XV.      FINANCIAL STATEMENTS..............................................B-38

                  I. GENERAL INFORMATION ABOUT THE COMPANY

         StateShares(TM), Inc. (the "Company") was organized as a Maryland corporation on December 26, 2006. The Company is comprised of 22 different portfolios (each, a "Fund" and together, the "Funds"). Each Fund currently offers one class of shares known as StateShares(TM). The Company may create additional Funds or classes of shares. There is no limit on the number of full and fractional shares that each Fund may issue. The Funds currently comprising the Company are as follows:

                  StateShares(TM) California 50 Exchange-Traded Fund StateShares(TM) Colorado 50 Exchange-Traded Fund StateShares(TM) Connecticut 50 Exchange-Traded Fund StateShares(TM) Florida 50 Exchange-Traded Fund StateShares(TM) Georgia 50 Exchange-Traded Fund StateShares(TM) Illinois 50 Exchange-Traded Fund StateShares(TM) Indiana 50 Exchange-Traded Fund StateShares(TM) Maryland 50 Exchange-Traded Fund StateShares(TM) Massachusetts 50 Exchange-Traded Fund StateShares(TM) Michigan 50 Exchange-Traded Fund StateShares(TM) Minnesota 50 Exchange-Traded Fund StateShares(TM) Missouri 50 Exchange-Traded Fund StateShares(TM) New Jersey 50 Exchange-Traded Fund StateShares(TM) New York 50 Exchange-Traded Fund StateShares(TM) North Carolina 50 Exchange-Traded Fund StateShares(TM) Ohio 50 Exchange-Traded Fund StateShares(TM) Pennsylvania 50 Exchange-Traded Fund StateShares(TM) Tennessee 50 Exchange-Traded Fund StateShares(TM) Texas 50 Exchange-Traded Fund StateShares(TM) Virginia 50 Exchange-Traded Fund StateShares(TM) Washington 50 Exchange-Traded Fund StateShares(TM) Composite Exchange-Traded Fund

         The Funds are registered with the United States Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940 (the "1940 Act") as open-end, non-diversified management investment companies.

         Each Fund offers and issues StateShares(TM) at net asset value only in aggregations of a specified number of Shares, generally in exchange for a basket of equity securities included in the Underlying Index, together with the deposit of a specified cash payment. StateShares(TM) have been approved for listing and secondary trading on the New York Stock Exchange (the "NYSE"), subject to notice of issuance. StateShares(TM) will trade on the NYSE at market prices that may be below, at, or above NAV. StateShares(TM) are redeemable only in Creation Unit Aggregations, and, generally, in exchange for portfolio securities and a specified cash payment. Creation Units are aggregations of 100,000 Shares. In the event of the liquidation of a Fund, the Company may lower the number of Shares in a Creation Unit.

         The Company reserves the right to offer a "cash" option for creations and redemptions of StateShares(TM), although it has no current intention of doing so. StateShares(TM) may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Company cash at least equal to 115% of the market value of the missing Deposit Securities. See the "Creation and Redemption of Creation Unit Aggregations" section. In each instance of such cash creations or redemptions, transaction fees may be imposed that will be higher than the transaction fees associated with in-kind creations or redemptions. In all cases, such fees will be limited in accordance with SEC requirements applicable to management investment companies offering redeemable securities.

                  II. INVESTMENT POLICIES AND RELATED RISKS

         Each Fund's investment objective and principal investment strategies and risks are set forth in the Prospectus. The following information supplements the information contained in the Prospectus. In addition to the Funds' principal investment strategies, each Fund may, from time to time, use certain other strategies or engage in certain other investment practices that are not principal strategies. Some of these strategies and practices, and their associated risks, are described below. In addition to these strategies and practices, each Fund may invest in investment-grade debt securities (i.e., debt obligations classified within the four highest ratings of a nationally recognized statistical rating organization such as Moody's Investors Service ("Moody's") or Standard & Poor's ("S&P") or, if unrated, determined by the Advisor to be of comparable quality), warrants, options and futures instruments as described in more detail below. Each Fund may also hold cash and/or invest a portion of its assets in U.S. Government securities, high-quality money market instruments and repurchase agreements collateralized by the foregoing obligations.

         Limitations and restrictions on the level of investment in securities that are discussed in the Prospectus or in this Statement of Additional Information and that are expressed in terms of percentage limitations are measured at the time of investment, unless specifically indicated otherwise. Changes in market values, net assets, or other circumstances that cause a percentage limitation to be exceeded will not necessarily require that any security be sold.

         BORROWING. Each Fund may borrow money from banks or through reverse repurchase agreements in amounts up to one-third of its total assets. A Fund that borrows will pay interest on the borrowed money and may incur additional transaction costs and will be subject to the risk that the return realized from the investment of borrowed money will not exceed these interest and transaction costs. With respect to borrowings, a Fund is required to maintain continuous asset coverage (i.e., total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the required 300% asset coverage should decline as a result of market fluctuations or for other reasons, a Fund may be required to sell some of its portfolio holdings to raise cash and reduce the amount borrowed so as to restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. In addition to these borrowings, each Fund may borrow from banks up to 5% of the Fund's total assets for temporary or emergency purposes. Borrowings of up to 5% for temporary and emergency purposes are not subject to the requirements to maintain continuous asset coverage of 300%.

         COMMON STOCK. The Funds will invest in common stock. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds, other debt holders, and owners of preferred stock take precedence over the claims of those who own common stock.

         GEOGRAPHIC CONCENTRATION. Because the StateShares(TM) Exchange-Traded Funds will invest all of their assets in the securities of companies whose headquarters or principal place of business are located in a single state, with the exception of the StateShares(TM) Composite Fund, such Funds may be impacted by events or conditions affecting that state to a greater extent than a fund that did not focus its investments on companies whose headquarters or principal place of business are located in a single state. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a state could significantly affect the market in that state. To the extent a Fund invests in these types of companies, it is subject to these risks. However, companies whose headquarters or principal place of business are located in a particular state may be national or international in nature and may therefore generate a substantial, or even a predominant, amount of its business and revenue from outside that state. These companies may be impacted to a lesser degree by events and conditions impacting that state and its economy and would be impacted to a much greater degree by events and conditions in those areas where significant amounts of its business or revenue are generated.

         FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. The Funds may enter into futures contracts and options on futures contracts. The Funds will only enter into futures contracts and options on futures contracts that are standardized and traded on a U.S. exchange, board of trade, or similar entity, or quoted on an automated quotation system. The Funds will not use futures or options on futures for speculative purposes.

         A futures contract is an agreement between two parties to buy or sell at a specific time in the future a specific quantity of a commodity at a specific price. The commodity may consist of an asset, a reference rate, or an index. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying commodity. When entering into a futures contract, a Fund would be required to make a good faith margin deposit in cash or U.S. Government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract if it is not terminated prior to its specified delivery date. Brokers may establish deposit requirements which are higher than the exchange minimums. Initial margin deposits are typically calculated as a percentage of the contract's market value.

         After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract value changes, or if the value of the securities placed in margin deposit with the broker changes, to the extent that margin deposit requirements are no longer satisfied, the Fund will be required to make payment of additional "variation margin." Conversely, contract value changes or changes in the value of margin securities may occur in such a way as to result in "excess margin," which would typically be repaid to the Fund. When investing in futures contracts, the Funds must satisfy certain asset segregation requirements to ensure that the use of futures is not leveraged. When a Fund takes a long position in a futures contract, it must segregate liquid assets equal to the purchase price of the contract, less any margin or deposit. When a Fund takes a short position in a futures contract, the Fund must segregate liquid assets in an amount equal to the market value of the securities underlying such contract (less any margin or deposit), which amount must be at least equal to the market price at which the short position was established. Asset segregation requirements are not applicable when a Fund "covers" an options or futures position generally by entering into an offsetting position.

         An option on a futures contract (or futures option) conveys the right, but not the obligation, to purchase (in the case of a call option) or sell (in the case of a put option) a specific futures contract at a specific price (called the "exercise" or "strike" price) any time before the option expires. The seller of an option is called an option writer. The purchase price of an option is called the premium. The potential loss to an option buyer is limited to the amount of the premium plus transaction costs. This will be the case, for example, if the option is held and not exercised prior to its expiration date. Generally, an option writer sells options with the goal of obtaining the premium paid by the option buyer. If an option sold by an option writer expires without being exercised, the writer retains the full amount of the premium. The option writer, however, has unlimited economic risk because its potential loss, except to the extent offset by the premium received when the option was written, is equal to the amount the option is "in-the-money" at the expiration date. A call option is in-the-money if the value of the underlying futures contract exceeds the exercise price of the option. A put option is in-the-money if the exercise price of the option exceeds the value of the underlying futures contract. Generally, any profit realized by an option buyer represents a loss for the option writer.

         Each Fund may engage in futures contracts and options on futures contracts only to the extent permitted by the Commodity Futures Trading Commission ("CFTC") and the SEC. In this regard, the Funds have claimed an exclusion from registration as a "commodity pool operator" under the Commodity Exchange Act. Each Fund intends to limit its hedging transactions in futures contracts so that immediately after any such transaction, the aggregate initial margin that is required to be posted by a Fund under the rules of the exchange on which the futures contract (or futures option) is traded, plus any premiums paid by such Fund on its open futures options positions, does not exceed 5% of such Fund's total assets, after taking into account any unrealized profits and unrealized losses on the Fund's open contracts (and excluding the amount that a futures option is "in-the-money" at the time of purchase). An option to buy a futures contract is "in-the-money" if the then-current purchase price of the underlying futures contract exceeds the exercise or strike price; an option to sell a futures contract is "in-the-money" if the exercise or strike price exceeds the then-current purchase price of the contract that is the subject of the option.

         The risk of loss in trading futures contracts and in writing futures options can be substantial, because of the low margin deposits required, the extremely high degree of leverage involved in futures and options pricing, and the potential high volatility of the futures markets. As a result, a relatively small price movement in a futures position may result in immediate and substantial loss (or gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract, and the writing of a futures option, may result in losses in excess of the amount invested in the position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements (and segregation requirements, if applicable) at a time when it may be disadvantageous to do so. In addition, on the settlement date, a Fund may be required to make delivery of the instruments underlying the futures positions it holds.

         A Fund could suffer losses if it is unable to close out a futures contract or a futures option because of an illiquid secondary market. Futures contracts and futures options may be closed out only on an exchange which provides a secondary market for such products. However, there can be no assurance that a liquid secondary market will exist for any particular futures product at any specific time. Thus, it may not be possible to close a futures or option position. Moreover, most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses. The inability to close futures and options positions also could have an adverse impact on the ability to hedge a portfolio investment or to establish a substitute for a portfolio investment.

         A Fund bears the risk that the Advisor will incorrectly predict future market trends. If the Advisor attempts to use a futures contract or a futures option as a hedge against, or as a substitute for, a portfolio investment, the Fund will be exposed to the risk that the futures position will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Fund. While hedging strategies involving futures products can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments.

         A Fund could lose margin payments it has deposited with its futures broker, if, for example, the broker breaches its agreement with the Fund or becomes insolvent or goes into bankruptcy. In that event, the Fund may be entitled to return of margin owed to it only in proportion to the amount received by the broker's other customers, potentially resulting in losses to the Fund.

         GOVERNMENT OBLIGATIONS. The Funds may invest in U.S. Government obligations, including U.S. Treasury bonds, notes and bills and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, the Farmers Home Administration, the Export-Import Bank of the United States, the Small Business Administration, the Government National Mortgage Association, the Federal National Mortgage Association, the General Services Administration, the Student Loan Marketing Association, the Central Bank for Cooperatives, the Federal Home Loan Mortgage Corporation, the Federal Intermediate Credit Banks and the Maritime Administration.

Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

         Securities issued or guaranteed by the U.S. government have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns shares of a Fund.

         OPTIONS. The Funds may purchase put and call options. An option on a security (or index) is a contract that gives the holder of the option, in return for the payment of a "premium," the right, but not the obligation, to buy from (in the case of a call option) or sell to (in the case of a put option) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price prior to the expiration date of the option. The writer of an option on a security has the obligation upon exercise of the option (1) to deliver the underlying security upon payment of the exercise price (in the case of a call option) or (2) to pay the exercise price upon delivery of the underlying security (in the case of a put option). The writer of an option on an index has the obligation upon exercise of the option to pay an amount equal to the cash value of the index minus the exercise price, multiplied by a specified multiplier for the index option. Unlike exchange-traded options, which are standardized, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

         A call option grants to the holder the right to buy (and obligates the writer to sell) the underlying security at the strike price. A put option grants to the holder the right to sell (and obligates the writer to buy) the underlying security at the strike price. The purchase price of an option is called the "premium." The potential loss to an option buyer is limited to the amount of the premium plus transaction costs. This will be the case if the option is held and not exercised prior to its expiration date. Generally, an option writer sells options with the goal of obtaining the premium paid by the option buyer, but that person could also seek to profit from an anticipated rise or decline in option prices. If an option sold by an option writer expires without being exercised, the writer retains the full amount of the premium. The option writer, however, has unlimited economic risk because its potential loss, except to the extent offset by the premium received when the option was written, is equal to the amount the option is "in-the-money" at the expiration date. A call option is in-the-money if the value of the underlying position exceeds the exercise price of the option. A put option is in-the-money if the exercise price of the option exceeds the value of the underlying position. Generally, any profit realized by an option buyer represents a loss for the option writer. The writing of an option will not be considered to constitute the issuance of a "senior security" by a Fund for purposes of the 1940 Act, and such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a Fund, if the Fund segregates liquid assets in a segregated account in sufficient amount to cover the transaction.

         If a trading market in particular options were to become unavailable, investors in those options (such as the Funds) would be unable to close out their positions until trading resumes, and they may be faced with substantial losses if the value of the underlying interest moves adversely during that time. Even if the market were to remain available, there may be times when options prices will not maintain their customary or anticipated relationships to the prices of the underlying interests and related interests. Lack of investor interest, changes in volatility, or other factors or conditions might adversely affect the liquidity, efficiency, continuity, or even the orderliness of the market for particular options.

         A Fund bears the risk that the Advisor will not accurately predict future market trends. If the Advisor attempts to use an option as a hedge against, or as a substitute for, a portfolio investment, the Fund will be exposed to the risk that the option will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Fund. While hedging strategies involving options can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. Many options, in particular OTC options, are complex and often valued based on subjective factors. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund.

         PREFERRED STOCK. The Funds may invest in preferred stock. Preferred stock represents an equity or ownership interest in an issuer. Preferred stock normally pays dividends at a specified rate and has precedence over common stock in the event the issuer is liquidated or declares bankruptcy. In the event an issuer is liquidated or declares bankruptcy, however, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. Preferred stock, unlike common stock, often has a stated dividend rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of such stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed, which can limit the benefit of a decline in interest rates. Preferred stock is subject to many of the risks to which common stock and debt securities are subject.

         REPURCHASE AGREEMENTS. The Funds may enter into repurchase agreements. A repurchase agreement is an agreement under which a Fund acquires a fixed income security (generally a security issued by the U.S. government or an agency thereof, a banker's acceptance, or a certificate of deposit) from a commercial bank, broker, or dealer, and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally, the next business day). Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan that is collateralized by the security purchased. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by a Fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and be held by a custodian bank until repurchased. In addition, the Advisor will monitor a Fund's repurchase agreement transactions generally and will evaluate the creditworthiness of any bank, broker, or dealer party to a repurchase agreement relating to a fund. The use of repurchase agreements involves certain risks. One risk is the seller's ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the Fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. For example, if the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the bankruptcy or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within its control and therefore the realization by the Fund on such collateral may be automatically stayed. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. Repurchase agreements are usually for short periods, seven days or less, but can be for longer periods. A Fund will not enter into a repurchase agreement of a duration of more than seven days if, taken together with other illiquid securities, more than 15% of a Fund's net assets would be so invested.

         RESTRICTED AND ILLIQUID SECURITIES. Each Fund may acquire investments that are illiquid or have limited liquidity, such as private placements or investments that are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and cannot be offered for public sale in the United States without first being registered under the 1933 Act. An illiquid investment is any investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued by a Fund. The price a Fund pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. A Fund will not invest more than 15% of the value of its net assets in securities that are illiquid.

         Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act, securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A Fund might also have to register such restricted securities in order to dispose of them which, if possible at all, would result in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

         Certain of the Funds may, from time to time, purchase other non-publicly traded securities, private placements and restricted securities. These securities may involve a higher degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly-traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from sales could be less than those originally paid by a Fund or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly-traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, a Fund may be required to bear the expenses of registration.

         A large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

         Each Fund may purchase Rule 144A securities sold to institutional investors without registration under the 1933 Act. Rule 144A allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers.

         Rule 144A securities may be determined to be liquid in accordance with guidelines established and approved by the Board of Directors of the Funds. If trading in Rule 144A securities were to decline, these securities could become illiquid after being purchased, increasing the level of illiquidity of a Fund. As a result, a Fund holding these securities might not be able to sell these securities when the Advisor wishes to do so, or might have to sell them at less than fair value.

         REVERSE REPURCHASE AGREEMENTS. The Funds may invest in reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. The repurchase price will include an interest element. A reverse repurchase agreement is considered to be a borrowing for purposes of the 1940 Act. A Fund will typically invest the cash received from the reverse repurchase agreement and will also continue to receive any principal and interest payments on the security loaned to the reverse repurchase agreement counterparty during the term of the agreement. Reverse repurchase agreements involve the risk that a Fund will not realize earnings from the investment of the cash proceeds obtained from the transaction in sufficient amount to offset the interest paid to the reverse repurchase agreement counterparty. The Funds' custodian bank will be required segregate liquid assets in a segregated account in sufficient amount to cover a Fund's obligation to repurchase the securities under the contract. A Fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been reviewed and found satisfactory by the Advisor.

         SECURITIES LENDING. A Fund may lend its investment securities to qualified institutional investors (typically brokers, dealers, banks, or other financial institutions). A Fund receives collateral equal to at least 105% of the current market value of the loaned securities and that collateral is marked to market daily. By lending its investment securities, a Fund attempts to increase its net investment income through the receipt of interest on the collateral received. The Funds will pay reasonable administration and custodial fees in connection with the loan of securities. If the borrower defaults on its obligation to return the securities lent because of insolvency or other reasons, a Fund could experience delays and costs in recovering the securities lent or in gaining access to the collateral. If a Fund is not able to recover the securities lent, a Fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. Cash received as collateral through loan transactions may be invested in other eligible securities. Investing this cash subjects that investment to market appreciation or depreciation. Loans of portfolio securities may not exceed 33 1/3% of a Fund's total assets.

         SWAP AGREEMENTS. A swap agreement is an agreement between two parties to exchange payments at specified dates (periodic payment dates) on the basis of a specified amount (notional amount) with the payments calculated with reference to a specified asset, reference rate, or index. Examples of swap agreements include, but are not limited to, interest rate swaps, credit default swaps, equity swaps, commodity swaps, foreign currency swaps, index swaps, and total return swaps. Most swap agreements provide that when the periodic payment dates for both parties are the same, payments are netted, and only the net amount is paid to the counterparty entitled to receive the net payment. Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements allow for a wide variety of transactions. For example, fixed rate payments may be exchanged for floating rate payments; U.S. dollar-denominated payments may be exchanged for payments denominated in a different currency; and payments tied to the price of one asset, reference rate, or index may be exchanged for payments tied to the price of another asset, reference rate, or index. A Fund is required to maintain liquid assets in a segregated account in an amount sufficient to cover its obligations under the swap agreement.

         The use of swap agreements by a Fund entails certain risks, which may be different from, or possibly greater than, the risks associated with investing directly in the securities and other investments that are the referenced asset for the swap agreement. For example, if the counterparty under a swap agreement defaults on its obligation to make payments due from it, as a result of its bankruptcy or otherwise, a Fund may lose such payments altogether, or collect only a portion thereof, which collection could involve costs or delays. Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with stocks, bonds, and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions.

         Swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. If a swap transaction is particularly large or if the relevant market is illiquid (as is the case with many OTC swaps), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. In addition, swap transaction may be subject to a Fund's limitation on investments in illiquid securities. Swap agreements may be subject to pricing risk, which exists when a particular swap becomes extraordinarily expensive (or cheap) relative to historical prices or the prices of corresponding cash market instruments. Under certain market conditions, it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity or to realize the intrinsic value of the swap agreement.

         The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

                  III. FUNDAMENTAL INVESTMENT LIMITATIONS

         Each Fund has adopted the following investment limitations as fundamental limitations, which cannot be changed without the approval of the holders of a majority of a Fund's outstanding shares. For these purposes, a "majority of outstanding shares" means the vote of the lesser of: (1) 67% or more of the outstanding shares of a Fund, if the holders of more than 50% of a Fund's outstanding shares are present or represented by proxy; or (2) more than 50% of the outstanding shares of a Fund. The Funds may not:

         1. Borrow money or issue senior securities, except through reverse repurchase agreements or otherwise as permitted under the 1940 Act, as interpreted, modified, or otherwise permitted by regulatory authority.

         2. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This limitation shall not prevent a Fund from purchasing, selling, or entering into futures contracts, or acquiring securities or other instruments and options thereon backed by, or related to, physical commodities.

         3. Invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries, except to the extent that the Underlying Indexes related to the Funds may become concentrated in a given industry. This restriction does not apply to obligations issued or guaranteed by the United States Government, its agencies or instrumentalities.

         4. Make loans, except as permitted under the 1940 Act, and as interpreted, modified, or otherwise permitted by regulatory authority.

         5. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This limitation shall not prevent a Fund from investing in securities or other instruments backed by real estate or securities issued by any company engaged in the real estate business.

         6. Act as an underwriter of another issuer's securities, except to the extent that a Fund may be deemed to be an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of portfolio securities.

         7. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to secure permitted borrowings. Initial and variation margin for futures and options contracts will not be deemed to be a pledge of a Fund's assets.

         Compliance with the investment limitations set forth above is measured at the time the securities are purchased. If a percentage restriction is adhered to at the time the investment is made, a later change in percentage resulting from a change in the market value of assets will not constitute a violation of such restriction, however, with respect to borrowings and illiquid securities, as described herein, changes in the percentages of such securities after the time of investment will be monitored and assessed to ensure the Funds' compliance with said limitations.

                                 IV. MANAGEMENT

OFFICERS AND DIRECTORS

         The business and affairs of the Funds are managed under the direction of the Company's Board of Directors (the "Board"). The Directors and executive officers of the Company, their addresses, ages, principal occupations during the past five years, and other affiliations are set forth below. Each Director serves until his termination; retirement, resignation, or death; or as otherwise specified in the Company's organizational documents. The Board is currently comprised of [ ] Directors, of whom [ ] Directors are not "interested" persons of the Company or the Advisor, as defined under the 1940 Act ("Disinterested Directors"). There are no other funds in the Fund Complex, as defined in the 1940 Act, so that the Directors do not serve as directors for any other funds advised by the Advisor or any funds that have an investment advisor that is affiliated with the Advisor. The mailing address of the Directors and officers is ______________________.


                                             Term of                             Number of
                                Position(s)  Office and    Principal             Portfolios in Fund
Name, Address,                  Held with    Length of     Occupation(s)         Complex Overseen     Other Directorships
and Age                         Fund         Time Served   During Past 5 Years   by Director          held by Director
------------------------------  -----------  ------------  --------------------  -------------------  -------------------------

Interested Directors/
Officers:


Disinterested Director(s):





Executive Officers*



------------------------
* Officers/Directors of the Company are "interested persons" as defined in the 1940 Act.

         No officer, director or employee of the Advisor or any of its affiliates receives any compensation from the Company or the Funds for serving as an officer or Director of the Company or the Funds. The Company pays each Disinterested Director an annual fee of $______. The Chairman of the Company's Audit Committee will not receive any additional compensation. The Company reimburses each Director for his or her costs and expenses associated with their performance of their duties hereunder, including the cost and expenses associated with attendance of meetings of the Board.

         Directors' fees and expenses are allocated among the Funds based on each Fund's relative net assets. Assuming that four meetings of the Board are held annually, it is estimated that the compensation to each Director for the fiscal year ended __________, 200_, will be(1):


                                                 Pension or Retirement                           Total Compensation
                                  Aggregate       Benefits Accrued as      Estimated Annual    From Company and Fund
                                Compensation        Part of Company         Benefits Upon         Complex Paid to
  Name of Person, Position      from Company          Expenses(1)             Retirement             Directors
-----------------------------  ---------------  -----------------------   -----------------  ------------------------
                                      -                    -                      -                      -
                                                           -                      -
                                                           -                      -
                                                           -                      -
                                                           -                      -


         Director Ownership of Fund Shares. The following table shows the dollar range of fund shares beneficially owned by each Director as of ___________, 2007. Since the Funds have not yet commenced operations, none of the Directors own any shares of the Funds.


--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                                                              AGGREGATE DOLLAR
                                                               RANGE OF EQUITY
                                                              SECURITIES IN ALL
                             DOLLAR RANGE OF EQUITY           FUNDS OVERSEEN BY
   NAME OF DIRECTOR         SECURITIES FOR EACH FUND         DIRECTOR IN COMPLEX
           --------         ------------------------         -------------------





BOARD COMMITTEES

The Funds' Board of Directors has established the following committees:

         Audit Committee. The Board has an Audit Committee that meets at least twice annually to select, oversee and set the compensation of the Company's independent registered public accounting firm (the "Accountants"). The Audit Committee is responsible for pre-


------------------------
(1) The estimated compensation shown in this chart is for the period beginning on _________, 200_, through __________, 200_. This compensation is estimated only, based on current compensation levels. There is no assurance that this estimate is reliable and actual compensation may be higher or lower than that reflected above.

approving all audit and non-audit services performed by the Accountants for the Company and for pre-approving certain non-audit services performed by the Accountants for the Advisor and Sub-Advisor and certain of their control persons. The Audit Committee is comprised of all of the Company's Disinterested Directors. The Audit Committee also meets with the Accountants to review the Funds' financial statements and to report on its findings to the Board, and to provide the Accountants the opportunity to report on various other matters. The Audit Committee also acts as the Company's qualified legal compliance committee.

         Nominating Committee. The Board has a Nominating Committee to whose discretion the selection and nomination of directors who are not "interested persons," as defined in the 1940 Act, of the Funds is committed. The Nominating Committee is comprised of all of the Company's Disinterested Directors. This committee will consider any candidate for Director recommended by a current shareholder if the Committee is required by law to do so.

INVESTMENT ADVISOR AND SUB-ADVISOR

         XShares Advisors LLC (the "Advisor") serves as the investment advisor to the Funds with overall responsibility for the general management and administration of the Funds, subject to the supervision of the Company's Board of Directors. The Advisor is also responsible for employing any sampling strategy for the Funds. The Advisor is a newly organized investment advisor located at 420 Lexington Avenue, New York, NY 10170. Currently, the Advisor's investment advisory clients include only the Company and HealthShares(TM), Inc. The Advisor's parent company is XShares Group LLC ("XG"). XG is an early stage financial services company specializing in the development of innovative financial products and investment strategies. XG is a joint venture between Ferghana Partners Group, a leading investment bank in the biotech and healthcare sectors, and Wellspring Partners, a group of entrepreneurs in financial services. XG is the creator of the Underlying Indexes.

         BNY Investment Advisors (the "Sub-Advisor"), a separate identifiable division of The Bank of New York, a New York state banking corporation, acts as the investment sub-advisor to the Funds. The Sub-Advisor is located at 1633 Broadway, 13th Floor, New York, NY 10019. As of _________, 2007, the Sub-Advisor managed approximately $________ billion in assets. Pursuant to a Sub-Advisory Agreement between the Advisor and the Sub-Advisor, the Sub-Advisor is responsible for the day-to-day management of the Funds, subject to the supervision of the Advisor and the Board of Directors. In this regard, the Sub-Advisor is responsible for implementing the replication strategy for each Fund with regard to its Underlying Index and for general administration, compliance and management services as may be agreed between Advisor and Sub-Advisor from time to time.

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

         The Advisor serves as the investment advisor to each of the Funds pursuant to an Investment Advisory Agreement with the Company (the "Advisory Agreement"). Pursuant to the Advisory Agreement, the Advisor is responsible, subject to the supervision of the Company's Board for the day to day management of each Fund in accordance with each Fund's investment objectives, policies and strategies. The Advisor also administers the Company's business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits its officers and employees to serve without compensation as officers,

Directors or employees of the Company. Pursuant to the Advisory Agreement, the Advisor is authorized to engage one or more sub-advisors for the performance of any of the services to be provided by the Advisor under the Advisory Agreement. Under the Advisory Agreement, the Advisor is also responsible for arranging sub-advisory, transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate.

         For the services it provides to the Funds, the Advisor receives a unified advisory fee equal to an annual rate of [ ]% of each Fund's average daily net assets. The fees are accrued daily and paid monthly. Out of the advisory fee, the Advisor pays all fees and expenses of the Sub-Advisor, Transfer Agent, Administrator and Accounting Agent and Custodian. The Fund is responsible for the payment of all other expenses associated with its operation, including but not limited to, brokerage expenses, taxes, interest, fees and expenses of counsel to the Funds, fees and expenses of the Disinterested Directors (including legal counsel fees), fees and expenses of the Chief Compliance Officer and expenses associated with the Funds' compliance program, litigation expenses, fees and expenses of the Funds' independent auditors, registration fees, expenses associated with compliance by the Fund with mandatory regulatory mandates, including those relating to the development and distribution of its prospectus and shareholder reports, and extraordinary expenses.

         The Advisor at its discretion may waive its right to any portion of the advisory fee and may use any portion of this fee for purposes of shareholder and administrative services and for distribution of the Fund's shares. See "Distributor And Rule 12b-1 Plan" below. There can be no assurance that such fees will be waived in the future.

         In accordance with the terms of the Sub-Advisory Agreement, the Advisor pays the Sub-Advisor, out if its own resources, a fee based on a percentage of the average daily net assets of each of the StateShares(TM) Funds. Such fees are paid in accordance with the following schedule:


     o [ ]

     There is a minimum annual fee of $[ ] per StateShares(TM) Fund.


          The Advisory Agreement and Sub-Advisory Agreement, with respect to each Fund, were initially approved by the Board on _________, 2007. The Advisory Agreement and Sub-Advisory Agreement, with respect to each Fund, continue in effect for two years from its effective date and may be continued in effect annually thereafter if such continuance is approved by (i) the Board, or (ii) a majority (as defined in the 1940 Act) of the outstanding voting securities of each applicable Fund, provided that in either case the continuance is also approved by a majority of the Disinterested Directors, by a vote cast in person at a meeting called for the purpose of voting on such continuance. The Advisory Agreement and Sub-Advisory Agreement are each terminable without penalty by the Company with respect to one or more of the Funds on 60 days written notice when authorized either by majority vote of its outstanding voting shares or by a vote of a majority of its Board (including a majority of the Disinterested Directors), or by the Advisor or Sub-Advisor (as applicable) on 60 days written notice, and will automatically terminate in the event of its assignment. Each of the Advisory Agreement and Sub-Advisory Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Advisor or Sub-Advisor, or of reckless disregard by them of their obligations thereunder, the Advisor and the Sub-Advisor shall not be liable for any action or failure to act in accordance with its duties thereunder.

PORTFOLIO MANAGERS

         Set forth below is information regarding the individuals identified in the Prospectus as primarily responsible for the day-to-day management of the Funds ("Portfolio Managers").

         Each Fund is managed by the Sub-Advisor's Index Fund Management Division. The ______ most senior members are __________.

         Each of the portfolios or accounts for which the Portfolio Managers are primarily responsible for the day-to-day management seeks to track the rate of return, risk profile and other characteristics of its Underlying Index by either replicating the same combination of securities that compose that benchmark or through a representative sampling of the securities that compose that benchmark based on objective criteria and data. The Portfolio Managers are required to manage each portfolio or account to meet those objectives.

         As of ______, 2007, the Index Fund [Management Team] managed [ ] other registered investment companies with approximately $[ ] billion in assets; [ ] pooled investment vehicles with approximately $[ ] billion in assets and forty-two other accounts with approximately $[ ] billion in assets.

Portfolio Manager Compensation

         As of _______, 2007, the Sub-Advisor's Portfolio Managers' compensation generally consists of base salary, bonus, and various long-term incentive compensation vehicles, if eligible. In addition, the Portfolio Managers are eligible for the standard retirement benefits and State and welfare benefits available to all BNY employees. In the case of Portfolio Managers who are also responsible for managing managed accounts other than the Funds, the method used to determine their compensation is the same for all Funds and investment accounts. A Portfolio Manager's base salary is determined [by the manager's experience and performance in the role, taking into account the ongoing compensation benchmark analyses performed by BNY's Human Resources Department]. A Portfolio Manager's base salary [is generally a fixed amount that may change as a result of periodic reviews, upon assumption of new duties, or when a market adjustment of the position occurs]. A Portfolio Manager's bonus is [determined by a number of factors. One factor is gross, pre-tax performance of a fund relative to expectations for how the fund should have performed, given its objectives, policies, strategies and limitations, and the market environment during the measurement period. This performance factor is not based on the value of assets held in a Fund's portfolio. For each Fund, the performance factor depends on how the Portfolio Manager performs relative to the Fund's benchmark and the Fund's peer group, over one-year and three-year time periods. Additional factors include the Portfolio Manager's contributions to the investment management functions within the sub-asset class, contributions to the development of other investment professionals and supporting staff, and overall contributions to strategic planning and decisions for the investment group. The bonus is paid on an annual basis].

Potential Conflicts of Interest

         The Portfolio Managers for each Fund manage multiple portfolios for multiple clients. These accounts may include investment companies, separate accounts (assets managed on behalf of individuals and institutions such as pension funds, insurance companies and foundations), and bank collective and common trust accounts. Each Portfolio Manager generally manages portfolios having substantially the same investment style as the relevant Fund. However, the portfolios managed by a Portfolio Manager may not have portfolio compositions identical to those of the Fund(s) managed by the Portfolio Manager due, for example, to specific investment limitations or guidelines present in some portfolio or Funds but not others. The Portfolio Managers may purchase securities for one portfolio and not another portfolio, and the performance of securities purchased for one portfolio may vary from the performance of securities purchased for other portfolios. A Portfolio Manager may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of a Fund, or make investment decisions that are similar to those made for a Fund, both of which have the potential to adversely impact the Fund depending on market conditions. For example, a Portfolio Manager may purchase a security in one portfolio while appropriately selling that same security in another portfolio. In addition, some of these portfolios have fee structures that are or have the potential to be higher than the sub-advisory fees paid to the Sub-Advisor. However, the compensation structure for Portfolio Managers generally does not provide any incentive to favor one account over another because that part of a manager's bonus based on performance is not based on the performance of one account to the exclusion of others.

DISTRIBUTOR AND RULE 12b-1 PLAN

         Distributor. ________, a ________ corporation with principal offices at ____________, serves as the distributor of Creation Units for each Fund on an agency basis (the "Distributor"). The Distributor has entered into a Distribution Agreement with the Company pursuant to which it distributes the shares of the Funds. Shares are continuously offered for sale by the Distributor only in Creation Unit Aggregations. Fund shares in less than Creation Unit Aggregations are not distributed by the Distributor.

         Under the Distribution Agreement, the Distributor, for nominal consideration (i.e., $1.00) and as agent for the Funds, will solicit orders for the purchase of the Funds' shares, provided that any subscriptions and orders will not be binding on the Funds until accepted by the Funds. The Distributor will deliver Prospectuses and, upon request, Statements of Additional Information to persons purchasing Creation Unit Aggregations and will maintain records of orders placed with it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 (the "Exchange Act") and a member of the National Association of Securities Dealers, Inc. ("NASD").

         The Distributor may also enter into agreements with securities dealers ("Soliciting Dealers") who will solicit purchases of Creation Unit Aggregations of Fund shares. Such

Soliciting Dealers may also be Participating Organizations (as discussed in "Procedures for Creation of Creation Unit Aggregations" below) or DTC participants (as defined below).

         The Distribution Agreement was initially approved by the Board on _________, 2007. The Distribution Agreement continues in effect for two years from its effective date and may be continued in effect annually thereafter if such continuance is approved by (i) the Board, or (ii) a majority (as defined in the 1940 Act) of the outstanding voting securities of each applicable Fund, provided that in either case the continuance is also approved by a majority of the Disinterested Directors, by a vote cast in person at a meeting called for the purpose of voting on such continuance. The Distribution Agreement is terminable without penalty by the Company with respect to one or more of the Funds on 60 days written notice when authorized either by majority vote of its outstanding voting shares or by a vote of a majority of its Board (including a majority of the Disinterested Directors), or by the Distributor on 60 days written notice, and will automatically terminate in the event of its assignment. The Distribution Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Distributor, or of reckless disregard by it of its obligations thereunder, the Distributor shall not be liable for any action or failure to act in accordance with its duties thereunder.

         Rule 12b-1 Plan. The Company's Board of Directors has adopted a distribution and service plan pursuant to Rule 12b-1 of the 1940 Act with respect to each Fund (the "Plan"). Under the Plan, the Funds may reimburse the Distributor up to a maximum rate of 0.25% per annum of the Funds' average daily net assets (the "Shareholder Servicing Fee") for providing or arranging for others to provide shareholder services and for the maintenance of shareholder accounts. The fee is accrued daily and paid monthly. The Board of Directors has determined that no payments will be made by the Funds under the Rule 12b-1 Plan during the first twelve months of the Funds' operation.

         The Plan also provides that the Advisor or the Distributor may make payments from time to time from their own resources, which may include the advisory fees, distribution fees and past profits for the following purposes:
(i) to pay the costs of and to compensate others, including Participating Organizations with whom the Distributor has entered into written agreements, for performing shareholder servicing on behalf of the Funds; (ii) to compensate certain Participating Organizations for providing assistance in distributing the shares of the Funds; and (iii) to pay the costs of the preparation and printing of brochures and other promotional materials, mailings to prospective shareholders, advertising, and other promotional activities, including the salaries and/or commissions of sales personnel of the Distributor and other persons in connection with the distribution of the Funds' shares. Such payments will not increase the amount which the Funds are required to pay to the Advisor or the Distributor for any fiscal year under the Investment Advisory Agreement or Distribution Agreement in effect for that year.

         In accordance with Rule 12b-1, the Plan provides that all written agreements relating to the Plan entered into between either the Funds or the Distributor and Participating Organizations or other organizations must be in a form satisfactory to the Funds' Board of Directors. In addition, the Plan requires the Funds and the Distributor to prepare, at least quarterly, written reports setting forth all amounts expended for pursuant to the Plan and identifying the servicing and distribution activities for which those expenditures were made.

         The Plan provides that it may continue in effect for successive annual periods provided it is approved by the Funds' shareholders or by the Board of Directors, including a majority of Disinterested Directors. The Plan was initially approved by the Board of Directors on ________, 2007, and will remain in effect until _________, 200_. The Plan further provides that it may not be amended to increase materially the amounts which may be spent by the Funds pursuant to the Plan without shareholder approval, and that other material amendments must be approved by the Board of Directors, in the manner described in the preceding sentence. The Plan may be terminated at any time by a vote of a majority of the Disinterested Directors or the Funds' shareholders.

ADMINISTRATOR AND ACCOUNTING AGENT

         The Bank of New York Company, Inc. ("BONY") serves as Administrator and accounting agent for the Funds. Its principal address is 101 Barclay Street, New York, New York 10286.

         BONY serves as Administrator and Accounting Agent for the Funds pursuant to an Administration and Accounting Agreement. Under the Administration and Accounting Agreement, BONY is obligated on a continuous basis, to provide certain administration, valuation, accounting and computational services necessary for the proper administration of the Company and each Fund. As Fund Accountant, BONY holds the Funds' assets, calculates the net asset value of Shares and calculates net income and realized capital gains or losses. Pursuant to the Administration and Accounting Agreement, the Company has agreed to indemnify BONY for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from negligence or willful misconduct in the performance of its duties.

CUSTODIAN AND TRANSFER AGENT

         BONY, 101 Barclay Street, New York, New York 10286 also serves as custodian for the Funds pursuant to a Custodian Agreement. BONY also serves as transfer agent of the Funds pursuant to a Transfer Agency Agreement. BONY may be reimbursed by the Funds for its out-of-pocket expenses.

LEGAL COUNSEL

         Paul, Hastings, Janofsky & Walker LLP, 75 East 55th Street, New York, New York 10022, serves as legal counsel to the Funds.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING COMPANY

          [ ] serves as the Funds' independent registered public accounting firm. The independent registered public accounting firm audits the Funds' annual financial statements and provides other related services.

                  V. CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         As of ________, 2007, the officers and Directors, as a group, owned beneficially less than 1% of the shares of any of the Funds.

         As of ________, 2007, no shareholder owned of record, 5% or more of the outstanding shares of a Fund.

                  VI. CODE OF ETHICS

         The Company, the Advisor, the Sub-Advisor and the Distributor have each adopted codes of ethics pursuant to Rule 17j-1 of the 1940 Act. These codes of ethics restrict the personal securities transactions of access persons, as defined in the codes, of the Funds in securities that may be purchased or held by the Funds to ensure that such investments do not disadvantage the Funds. The codes of ethics for the Company, the Advisor, the Sub-Advisor and the Distributor are filed as exhibits to the Funds' registration statement and instructions concerning how these documents can be obtained may be found on the back cover of the Funds' Prospectus.

                  VII. PROXY VOTING POLICIES

         The Board of Directors has delegated the responsibility to vote proxies for securities held in the Funds' portfolios to the Advisor, subject to the Board's oversight. The Advisor's proxy voting policies, attached as Appendix A, are reviewed periodically, and, accordingly are subject to change. Each Fund's voting record relating to portfolio securities for the 12-month period ended _________, 200_, may be obtained upon request and without charge by calling 1-800-925-2870 and, on the Fund's website at www.StateSharesinc.com and on the SEC's website at http://www.sec.gov.

                  VIII. PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

         The Company's Board of Directors has adopted a policy regarding the disclosure of information about the Funds' portfolio securities. The Funds' portfolio holdings are publicly disseminated each day the Funds are open for business through financial reporting and news services including publicly available internet web sites. In addition, a basket composition file, which includes the security names and share quantities required to be delivered in exchange for Fund shares, together with estimates and actual cash components, is publicly disseminated daily prior to the opening of the NYSE via the National Securities Clearing Corporation ("NSCC"). The basket represents one Creation Unit of the applicable Fund.

                  IX. PORTFOLIO TRANSACTIONS

         The policy of the Company regarding purchases and sales of securities for the Funds is that primary consideration will be given to obtaining "best execution" of transaction at commission rates that are reasonable in relation to the value of brokerage services obtained. Consistent with this policy, when securities transactions are effected on a stock exchange, the Company's policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the

Advisor and Sub-Advisor rely upon their experience and knowledge regarding commissions generally charged by various brokers and on their judgment in evaluating the brokerage services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases, an exact dollar value for those services is not ascertainable.

         The Advisor and Sub-Advisor owe a fiduciary duty to their clients to obtain best execution on trades effected. "Best execution" does not necessarily mean that only brokers offering the lowest available commission rate will be selected to execute transactions. In determining "best execution," the full range of brokerage services applicable to a particular transaction may be considered, which may include, but is not limited to: liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, underwriting and provision of information on a particular security or market in which the transaction is to occur. The specific criteria will vary depending upon the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select form among multiple broker/dealers. The Advisor and Sub-Advisor will also use ECNs when appropriate.

         The Advisor and Sub-Advisor do not presently participate in any soft dollar arrangements. They may, however, aggregate trades with clients of the Sub-Advisor, whose commission dollars are used to generate soft dollar credits. Although the Company's commissions are not used for soft dollars, the Company may benefit from the soft dollar products/services received by the Sub-Advisor.

         The Advisor and Sub-Advisor assume general supervision over placing orders on behalf of the Company for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities of the Company and one or more other clients of the Advisor or Sub-Advisor are considered at or about the same time, transactions in such securities are allocated among the several clients in a manner deemed equitable and consistent with its fiduciary obligations to all by the Advisor and Sub-Advisor. In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as the Company is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Company.

         Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses. The portfolio turnover rate for each Fund may exceed 100%. The overall reasonableness of brokerage commissions is evaluated by the Advisor and Sub-Advisor based upon its knowledge of available information as to the general level of commission paid by other institutional investors for comparable services.

                  X. SHARE PRICE

NET ASSET VALUE

         Each Fund's share price, called its net asset value, or NAV, is calculated each business day as of the close of regular trading on the New York Stock Exchange (the "NYSE"), generally 4:00 p.m., Eastern time. NAV per share is computed by dividing the net assets allocated to each share class by the number of Fund shares outstanding for that class.

                  XI. INFORMATION ABOUT STATESHARES(TM)

         Each Fund offers and issues an exchange-traded class of shares called StateShares(TM). Each Fund issues and redeems StateShares(TM) in large lots, known as "Creation Units." To purchase or redeem a Creation Unit, you must be a Participating Organization or you must do so through a broker that is a Participating Organization. A Participating Organization is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation (NSCC) or a participant in the Depository Trust Company (DTC) that has executed a Participant Agreement with the Funds' Distributor.

         Each Fund issues Creation Units in kind, in exchange for a basket of stocks that are part of the Fund's Underlying Index (Deposit Securities). Each Fund also redeems Creation Units in kind; an investor who tenders a Creation Unit will receive, as redemption proceeds, a basket of stocks that are part of a Fund's portfolio holdings (Redemption Securities). The Deposit Securities and the Redemption Securities will usually, but may not necessarily always, be the same. As part of any creation or redemption transaction, the investor will either pay or receive some cash in addition to the securities, as described more fully below. Each Fund reserves the right to issue Creation Units for cash, rather than in kind, although each has no current intention of doing so.

INFORMATION ABOUT THE UNDERLYING INDEX AND THE INDEX
ADMINISTRATOR

         The Underlying Indexes are developed by XG based on its own proprietary intellectual model. In establishing each Underlying Index, XG has developed a set of inclusion/exclusion criteria for determining when a security should be included or excluded from an Underlying Index. Standard & Poor's serves as the Index Administrator for each Underlying Index and in that capacity has sole responsibility and authority for maintaining each Underlying Index and determining, in accordance with these objective criteria, which securities are to be added or removed from an Underlying Index. Each Underlying Index is compiled, maintained and calculated without regard to the Advisor, Sub-Advisor, or Distributor. The Index Administrator has no obligation to take the specific needs of the Advisor, Sub-Advisor or Distributor into account in the determination and calculation of the Underlying Index.

         It is expected that each Underlying Index will be available through major market data vendors as a result of dissemination to the Consolidated Association by the NYSE. The NYSE is not affiliated with the Company, the Funds, the Advisor, the Sub-Advisor or the Distributor. Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement with the Sub-Advisor. There is no charge to the Funds in connection with this licensing agreement.

EXCHANGE LISTING AND TRADING

         Each Fund's StateShares(TM) have been approved for listing on the NYSE and will trade on the NYSE at market prices that may differ from net asset value. The only relationship that the NYSE has with the Advisor, the Sub-Advisor, the Distributor or the Company in connection with the Funds is that the NYSE lists the StateShares(TM) pursuant to its listing agreement with the Company. The NYSE has no obligation or liability in connection with the administration, marketing or trading of the Funds.

         There can be no assurance that, in the future, a Fund's StateShares(TM) will continue to meet all of the NYSE's listing requirements. The NYSE may, but is not required to, delist a Fund's StateShares(TM) if: (1) following the initial 12-month period beginning upon the commencement of trading, there are fewer than 50 beneficial owners of a Fund's StateShares(TM) for 30 or more consecutive trading days; (2) the value of the Underlying Index related to the Fund is no longer calculated or available; or (3) such other event shall occur or condition exist that, in the opinion of the NYSE, makes further dealings on the NYSE inadvisable. The NYSE will also delist a Fund's StateShares(TM) upon termination of a Fund's StateShares(TM) class.

         As with any stock traded on an exchange, purchases and sales of a Fund's StateShares(TM) will be subject to usual and customary brokerage commissions. The Company reserves the right to adjust the price levels of the StateShares(TM) (but not their value) in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, and would have no effect on the net assets of a Fund.

BOOK ENTRY ONLY SYSTEM

         DTC acts as securities depositary for the StateShares(TM). StateShares(TM) are registered in the name of the DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC. Except in limited circumstances set forth below, certificates will not be issued for StateShares(TM). DTC is a limited-purpose trust company that was created to hold securities of its participants (the DTC Participants) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE, the NYSE and the NASD. Access to the DTC system is also available to others such as banks, brokers, dealers, and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the "Indirect Participants").

         Beneficial ownership of StateShares(TM) is limited to DTC Participants, Indirect Participants, and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in StateShares(TM) (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of StateShares(TM).

         Each Fund recognizes DTC or its nominee as the record owner of all StateShares(TM) for all purposes. Beneficial Owners of StateShares(TM) are not entitled to have StateShares(TM) registered in their names, and will not receive or be entitled to physical delivery of share certificates. Each Beneficial Owner must rely on the procedures of DTC and any DTC Participant and/or Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of StateShares(TM).

         Conveyance of all notices, statements, and other communications to Beneficial Owners is effected as follows. DTC will make available to the Company upon request and for a fee a listing of the StateShares(TM) of each Fund held by each DTC Participant. The Company shall obtain from each such DTC Participant the number of Beneficial Owners holding StateShares(TM), directly or indirectly, through such DTC Participant. The Company shall provide each such DTC Participant with copies of such notice, statement, or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Company shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

         Share distributions shall be made to DTC or its nominee as the registered holder of all StateShares(TM). DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in StateShares(TM) of the appropriate Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of StateShares(TM) held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name," and will be the responsibility of such DTC Participants.

         The Company has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such StateShares(TM), or for maintaining, supervising, or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

         DTC may determine to discontinue providing its service with respect to StateShares(TM) at any time by giving reasonable notice to the Company and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Company shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such replacement is unavailable, to issue and deliver printed certificates representing ownership of

StateShares(TM), unless the Company makes other arrangements with respect thereto satisfactory to the NYSE (or such other exchange on which StateShares(TM) may be listed).

PURCHASE AND ISSUANCE OF STATESHARES(TM) IN CREATION UNITS

         The Funds issue and sell StateShares(TM) only in Creation Units on a continuous basis through the Distributor, without a sales load, at their net asset value next determined after receipt, on any Business Day, of an order in proper form. The Funds will not issue fractional Creation Units. A Business Day is any day on which the NYSE is open for business.

FUND DEPOSIT

         The consideration for purchase of a Creation Unit from a Fund generally consists of the in kind deposit of a designated portfolio of equity securities (the Deposit Securities) per each Creation Unit Aggregation constituting a substantial replication of the stocks included in the Underlying Index and an amount of cash (the Cash Component) consisting of a Balancing Amount (described below) and a Transaction Fee (also described below). Together, the Deposit Securities and the Cash Component constitute the Fund Deposit.

         The Balancing Amount is an amount equal to the difference between the net asset value (NAV) of a Creation Unit and the market value of the Deposit Securities (the "Deposit Amount"). It ensures that the NAV of a Fund Deposit (not including the Transaction Fee) is identical to the NAV of the Creation Unit it is used to purchase. If the Balancing Amount is a positive number (i.e., the NAV per Creation Unit exceeds the market value of the Deposit Securities), then that amount will be paid by the purchaser to the Fund in cash. If the Balancing Amount is a negative number (i.e., the NAV per Creation Unit is less than the market value of the Deposit Securities), then that amount will be paid by the Fund to the purchaser in cash (except as offset by the Transaction Fee, described below).

         The Company, through the NSCC (discussed below), makes available on each Business Day, immediately prior to the opening of business on the NYSE (currently 9:30 a.m., Eastern time), a list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit for each Fund (based on information at the end of the previous Business Day). The Fund Deposit is applicable, subject to any adjustments as described below, in order to effect purchases of Creation Units of a Fund until such time as the next-announced Fund Deposit composition is made available. Each Fund reserves the right to accept a nonconforming Fund Deposit.

         The identity and number of shares of the Deposit Securities required for a Fund Deposit may change to reflect rebalancing adjustments and corporate actions by a Fund, or in response to adjustments to the weighting or composition of the component stocks of the Underlying Index. In addition, the Company reserves the right to permit or require the substitution of an amount of cash--i.e., a "cash in lieu" amount--to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery, may not be eligible for transfer through the Clearing Process (discussed below), or may not be eligible for trading by a Participating Organization (as defined below) or the investor for which a Participating Organization is acting. Brokerage commissions incurred in connection with acquisition of

Deposit Securities not eligible for transfer through the systems of DTC and hence not eligible for transfer through the Clearing Process (discussed below) will be an expense of the Fund. However, the Advisor, subject to the approval of the Board of Directors, may adjust the Transaction Fee (described below) to protect existing shareholders from this expense.

         In addition to the list of names and numbers of securities constituting the current Deposit Securities, the Company, through the NSCC, also makes available on each Business Day, the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit of the Fund. All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the appropriate Fund, and the Fund's determination shall be final and binding.

PROCEDURES FOR CREATION OF CREATION UNITS

         To be eligible to place orders with the Distributor and to purchase Creation Units from a Fund, you must be (i) a Participating Organization, i.e., a broker dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the "Clearing Process"), a clearing agency that is registered with the SEC, or (ii) a DTC Participant, and in each case, must have executed an agreement with the Distributor governing the purchase and redemption of Creation Units (the Participant Agreement). A Participating Organization and DTC Participant are collectively referred to as an "Authorized Participant." Investors should contact the Distributor for the names of Authorized Participants that have signed a Participation Agreement. All Fund Shares, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

         All orders to create Creation Unit Aggregations, whether through the Clearing Process (through a Participating Party) or outside the Clearing Process (through a DTC Participant), must be received by the Distributor no later than the closing time of the regular trading session on the NYSE ("Closing Time") (ordinarily 4:00 p.m., Eastern time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of Shares of the Fund as next determined on such date after receipt of the order in proper form. In the case of custom orders, the order must be received by the Distributor no later than 3:00 p.m. Eastern Time on the trade date. A custom order may be placed by an Authorized Participant in the event that the Company permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or other relevant reason. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the "Transmittal Date." Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see the Placement of Creation Orders Using Clearing Process and the Placement of Creation Orders Outside Clearing Process sections). Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

         All orders from investors who are not Authorized Participants to create Creation Unit Aggregations shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of a Fund have to be placed by the investor's broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement. Those placing orders for Creation Unit Aggregations through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date. Orders for Creation Unit Aggregations that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

         Placement of Creation Orders Using Clearing Process. The Clearing Process is the process of creating or redeeming Creation Unit Aggregations through the Continuous Net Settlement System of the NSCC. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through the Custodian to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party's creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Company, together with such additional information as may be required by the Distributor. An order to create Creation Unit Aggregations through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed.

         Placement of Creation Orders Outside Clearing Process. Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement with the Distributor. A DTC Participant who wishes to place an order creating Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Unit Aggregations will instead be effected through a transfer of securities and cash directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Fund by no later than 11:00 a.m., Eastern time, of the next Business Day immediately following the Transmittal Date.

         All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Company, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 2:00 p.m., Eastern time, on the next Business Day immediately following such Transmittal Date. An order to create Creation Unit Aggregations outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the Custodian does not receive both the required Deposit Securities and the Cash Component by 11:00 a.m. and 2:00 p.m., respectively, on the next Business Day immediately following the Transmittal Date, such order will be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current Deposit Securities and Cash Component. The delivery of Creation Unit Aggregations so created will occur no later than the third (3rd) Business Day following the day on which the purchase order is deemed received by the Distributor.

         Additional transaction fees may be imposed with respect to transactions effected outside the Clearing Process (through a DTC participant) and in the limited circumstances in which any cash can be used in lieu of Deposit Securities to create Creation Units. (See Creation Transaction Fee section below).

         Creation Unit Aggregations may be created in advance of receipt by the Company of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the Fund Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) 105% of the market value of the undelivered Deposit Securities (the "Additional Cash Deposit"). The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to 4:00 p.m., Eastern time, on such date, and federal funds in the appropriate amount are deposited with the Custodian by 11:00 a.m., Eastern time, the following Business Day. If the order is not placed in proper form by 4:00 p.m. or federal funds in the appropriate amount are not received by 11:00 a.m. the next Business Day, then the order may be deemed to be canceled and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Company, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Company in an amount at least equal to 115% of the daily marked to market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by 1:00 p.m., Eastern time, on the third Business Day following the day on which the purchase order is deemed received by the Distributor or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Company may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be liable to the Company and Fund for the costs incurred by the Company in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Company will return any unused portion of the Additional Cash

Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Company and deposited into the Company. In addition, a transaction fee, as listed below, will be charged in all cases. The delivery of Creation Unit Aggregations so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

         Acceptance of Orders for Creation Unit Aggregations. The Company reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of a Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Fund Shares ordered, would own 80% or more of the currently outstanding shares of any Fund; (iii) the Deposit Securities delivered are not as disseminated for that date by the Custodian, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Company or the Advisor, have an adverse effect on the Company or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Company, the Custodian, the Distributor and the Advisor make it, for all practical purposes, impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Company, the Advisor, the Distributor, DTC, NSCC, the Custodian or sub-custodian or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of such prospective creator of its rejection of the order of such person. The Company, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

         All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Company, and the Company's determination shall be final and binding.

         Creation Transaction Fee. To compensate the Company for transfer and other transaction costs involved in creation transactions through the Clearing Process, investors will be required to pay a fixed creation transaction fee, described below, payable to the Company regardless of the number of creations made each day, An additional charge of up to three (3) times the fixed transaction fee (expressed as a percentage of the value of the Deposit Securities) may be imposed for (i) creations effected outside the Clearing Process; and (ii) cash creations (to offset the Company's brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Company.

         The Standard Creation/Redemption Transaction Fee for the Fund will be $500. The Maximum Creation/Redemption Transaction Fee for the Fund will be $3,000.

         Redemption of Fund Shares in Creation Units Aggregations. Fund Shares may be redeemed only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by a Fund through the Transfer Agent and only on a Business Day. A Fund will not redeem Shares in amounts less than Creation Unit Aggregations. Beneficial owners must accumulate enough Shares in the secondary market to constitute a Creation Unit Aggregation in order to have such Shares redeemed by the Company. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Fund Shares to constitute a redeemable Creation Unit Aggregation.

         With respect to a Fund, the Custodian, through the NSCC, makes available prior to the opening of business on the NYSE (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.

         Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities, as announced on the Business Day of the request for redemption received in proper form, plus or minus cash in an amount equal to the difference between the NAV of the Fund Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less a redemption transaction fee as listed below. In the event that the Fund Securities have a value greater than the NAV of the Fund Shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder.

         The right of redemption may be suspended or the date of payment postponed (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the shares of the Fund or determination of a Fund's NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

         Redemption Transaction Fee. A redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by a Fund. An additional variable charge for cash redemptions (when cash redemptions are available or specified) for a Fund may be imposed. Investors will also bear the costs of transferring the Fund Securities from the Company to their account or on their order. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit Aggregation may be charged an additional fee for such services. The redemption transaction fees for a Fund are the same as the creation fees set forth above.

         Placement of Redemption Orders Using Clearing Process. Orders to redeem Creation Unit Aggregations through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement. An order to redeem Creation Unit Aggregations using the Clearing Process is deemed received by the Company on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern time, on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed; such order will be effected based on the NAV of the relevant Fund as next determined. An order to redeem Creation Unit Aggregations using the Clearing Process made in proper form but received by the Company after 4:00 p.m., Eastern time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such next Business Day. The requisite Fund Securities and the Cash Redemption Amount will be transferred by the third NSCC Business Day following the date on which such request for redemption is deemed received.

         Placement of Redemption Orders Outside Clearing Process. Orders to redeem Creation Unit Aggregations outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Unit Aggregations will instead be effected through transfer of Fund Shares directly through DTC. An order to redeem Creation Unit Aggregations outside the Clearing Process is deemed received by the Company on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern time on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of Shares of the Fund, which delivery must be made through DTC to the Custodian no later than 11:00 a.m., Eastern time (for the Fund Shares) on the next Business Day immediately following such Transmittal Date (the "DTC Cut-Off-Time") and 2:00 p.m., Eastern Time for any Cash Component, if any, owed to the Fund; and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Company has deemed an order for redemption outside the Clearing Process received, the Company will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered within three Business Days and the Cash Redemption Amount, if any, owed to the redeeming Beneficial Owner to the Authorized Participant on behalf of the redeeming Beneficial Owner by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Company.

         The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered/received upon redemption will be made by the Custodian according to the procedures set forth under Determination of NAV computed on the Business Day on which a redemption order is deemed received by the Company. Therefore, if a redemption order in proper form is submitted to the Transfer Agent by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of Shares of the Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be determined by the Custodian on such Transmittal Date. If, however, either (i) the requisite number of Shares of the relevant Fund are not delivered by the DTC Cut-Off-Time, as described above, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be computed on the Business Day following the Transmittal Date provided that the Fund Shares of the relevant Fund are delivered through DTC to the Custodian by 11:00 a.m. the following Business Day pursuant to a properly submitted redemption order.

         If it is not possible to effect deliveries of the Fund Securities, the Company may in its discretion exercise its option to redeem such Fund Shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Fund Shares based on the NAV of Shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Fund's brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities, or cash in lieu of some securities added to the Cash Component, but in no event will the total value of the securities delivered and the cash transmitted differ from the NAV. Redemptions of Fund Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Company could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the Fund Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of shares or delivery instructions.

                  XII. CAPITAL STOCK AND OTHER SECURITIES

         There are no restrictions on the right of shareholders to retain or dispose of the Funds' shares, other than the possible future termination of a Fund or share class. Each Fund or class may be terminated by reorganization into another mutual fund or class or by liquidation and distribution of the assets of the Fund or class. Unless terminated by reorganization or liquidation, each Fund and share class will continue indefinitely.

         The Company is organized as a corporation under Maryland law. A shareholder of a Fund will not be personally liable for payment of the Fund's debts except by reason of his or her own conduct or acts.

         The authorized capital stock of the Company consists of ___ billion shares of stock having a par value of one _______ of one cent ($.______) per share. The Company's Board of Directors is authorized to divide the shares into separate series of stock, one for each of the Funds that may be created. The series (Funds) set forth herein have been established by the Board of Directors under the Articles of Incorporation of the Company. Each series represents a separate pool of assets of the Company's shares and has different objectives and investment policies. Except as noted below, each share when issued will have equal dividend, distribution and liquidation rights within the series for which it was issued, and each fractional share has rights in proportion to the percentage it represents of a whole share. Generally, all shares will be voted in the aggregate, except if voting by class is required by law or the matter involved affects only one class, in which case shares will be voted separately by class. Shares of all series have identical voting rights, except where, by law, certain matters must be approved by a majority of the shares of the affected series. There are no conversion or preemptive rights in connection with any shares of the Funds. The Funds have no sinking fund provisions. All shares when issued in accordance with the terms of the offering will be fully paid and non-assessable. Each Fund's redemption provisions are described in its current Prospectus and elsewhere in this Statement of Additional Information.

         The shares of the Funds have non-cumulative voting rights, which means that the holders of more than 50% of the shares outstanding voting for the election of Directors can elect 100% of the Directors if the holders choose to do so, and, in that event, the holders of the remaining shares will not be able to elect any person or persons to the Board of Directors. The Company's By-laws provide the holders of ______ of the outstanding shares of the Funds present at a meeting in person or by proxy will constitute a quorum for the transaction of business at all meetings.

         As a general matter, the Company will not hold annual or other meetings of the Funds' shareholders. This is because the By-laws of the Company provide for annual meetings only as required by the 1940 Act. Annual and other meetings may be required with respect to such additional matters relating to the Funds as may be required by the 1940 Act, any registration of the Funds with the SEC or any state, or as the Directors may consider necessary or desirable. Each Director serves until the next meeting of shareholders called for the purpose of considering the re-election of such Director or the election of a successor to such Director.

                  XIII. DIVIDENDS AND DISTRIBUTIONS

         The following information supplements and should be read in conjunction with the section in the Prospectus entitled "DISTRIBUTIONS."

         General Policies. Dividends from net investment income, if any, are declared and paid annually by each Fund. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Company may make distributions on a more frequent basis for certain Funds to improve index tracking or to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the 1940 Act.

         Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Company.

         The Company makes additional distributions to the extent necessary (i) to distribute the entire annual taxable income of the Company, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Internal Revenue Code. Management of the Company reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a regulated investment company ("RIC") or to avoid imposition of income or excise taxes on undistributed income.

         Dividend Reinvestment Service. The Company will not make the DTC book-entry dividend reinvestment service available for use by Beneficial Owners for reinvestment of their cash proceeds, but certain individual broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of Funds through DTC Participants for reinvestment of their dividend distributions. Investors should contact their brokers to ascertain the availability and description of these services. Beneficial Owners should be aware that each broker may require investors to adhere to specific procedures and timetables in order to participate in the dividend reinvestment service and investors should ascertain from their brokers such necessary details. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares issued by the same Fund based on a payable date NAV.

                                  XIV. TAXATION

The following supplements the tax information contained in the Prospectus.

For federal income tax purposes, each Fund is treated as a separate corporate entity and has elected and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Such qualification generally relieves a Fund of liability for federal income taxes to the extent its earnings are distributed in accordance with applicable requirements. If, for any reason, a Fund does not qualify for a taxable year for the special federal tax treatment afforded regulated investment companies, the Fund would be subject to federal tax on all of its taxable income at regular corporate rates, without any deduction for dividends to shareholders. In such event, dividend distributions would be taxable as ordinary income to shareholders to the extent of such Fund's current and accumulated earnings and profits and would be eligible for the dividends received deduction available in some circumstances to corporate shareholders. Moreover, if a Fund were to fail to make sufficient distributions in a year, the Fund would be subject to corporate income taxes and/or excise taxes in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company.

A 4% non-deductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses), if any. The Funds intend to make sufficient distributions or deemed distributions of their ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by a Fund on December 31 of such year if such dividends are actually paid during January of the following year.

The tax principles applicable to transactions in financial instruments and futures contacts and options that may be engaged in by a Fund and investments in passive foreign investment companies ("PFICs") are complex and, in some cases, uncertain. Such transactions and investments may cause a Fund to recognize taxable income prior to the receipt of cash, thereby requiring the Fund to liquidate other positions or to borrow money so as to make sufficient distributions to shareholders to avoid corporate-level tax. Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to Shareholders as ordinary income. In addition, in the case of any shares of a PFIC in which a Fund invests, the Fund may be liable for corporate-level tax on any ultimate gain or distributions on the shares if the Fund fails to make an election to recognize income annually during the period of its ownership of the PFIC shares.

Special rules govern the federal income tax treatment of certain transactions denominated in a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules include the following: (1) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury regulations, preferred stock);
(2) the accruing of certain trade receivables and payables; and (3) the entering into or acquisition of any forward contract, futures contract, option, or similar financial instrument if such instrument is not marked to market. The disposition of a currency other than the U.S. dollar by a taxpayer whose functional currency is the U.S. dollar is also treated as a transaction subject to the special currency rules. However, foreign currency-related regulated futures contracts and non-equity options are generally not subject to the special currency rules if they are or would be treated as sold for their fair market value at year-end under the marking-to-market rules applicable to other futures contracts unless an election is made to have such currency rules apply. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary income or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts, and options that are capital assets in the hands of the taxpayer and which are not part of a straddle. The Treasury Department issued regulations under which certain transactions subject to the special currency rules that are part of a "Section 988 hedging transaction" will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. Any gain or loss attributable to the foreign currency component of a transaction engaged in by a Fund which is not subject to the special currency rules (such as foreign equity investments other than certain preferred stocks) will be treated as capital gain or loss and will not be segregated from the gain or loss on the underlying transaction.

Each Fund will be required in certain cases to withhold "backup withholding" on taxable dividends or gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, who are subject to withholding by the Internal Revenue Service for failure properly to include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund when required to do so either that they are not subject to backup withholding or that they are "exempt recipients." Backup withholding is not an additional tax and any amounts withheld may be credited against a shareholder's ultimate federal income tax liability if proper documentation is provided.

[If a Fund holds more than 50% of their assets in foreign stock and securities at the close of their taxable year, the Fund may elect to "pass through" to the Funds' shareholders foreign income taxes paid. If a Fund so elects, shareholders will be required to treat their pro rata portion of the foreign income taxes paid by the Fund as part of the amounts distributed to them and thus includable in their gross income for federal income tax purposes. Shareholders who itemize deductions would then be allowed to claim a deduction or credit (but not both) on their federal income tax returns for such amounts, subject to certain limitations. Shareholders who do not itemize deductions would (subject to such limitations) be able to claim a credit but not a deduction. No deduction will be permitted to individuals in computing their alternative minimum tax liability. If a Fund does not qualify or elect to pass through to the Funds' shareholders foreign income taxes paid, shareholders will not be able to claim any deduction or credit for any part of the foreign income taxes paid by the Fund.]

         The foregoing discussion is based on federal tax laws and regulations which are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action. Shareholders are advised to consult their tax advisors concerning their specific situations and the application of state, local and foreign taxes.

                            XIV. FINANCIAL STATEMENTS

         Each Fund's financial statements and the reports thereon of [ ], an independent registered public accounting firm, also appearing therein, are incorporated by reference in this Statement of Additional Information. For a more complete discussion of each Fund's performance, please see the Funds' annual and semi-annual reports to shareholders, which may be obtained without charge.

PART C
                                OTHER INFORMATION
Item 23.  Exhibits.

(a)      Articles of Incorporation:  Filed herewith.

(b)      By-laws:   Filed herewith.

(c)      Instruments Defining Rights of Security Holders:   *

(d)      Investment Advisory Contracts:   *

(e)      Underwriting Contracts:   *

(f)      Bonus or Profit Sharing Contracts:   Not applicable.

(g)      Custodian Agreements:   *

(h)      Other Material Contracts:   *

(i)      Legal Opinion:   *

(j)      Other Opinions:   Filed herewith.

(k)      Omitted Financial Statements:   *

(l)      Initial Capital Agreements:   *

(m)      Rule 12b-1 Plan:   *

(n)      Rule 18f-3 Plan:   *

(o)      Reserved:   Not Applicable

(p)      Codes of Ethics:   *

(q)      Power of Attorney:   Not applicable.

---------------------------------------------------
*To be filed via Amendment.

Item 24.      Persons controlled by or Under Common Control with the Fund.

         None.

Item 25.      Indemnification.

         Reference is made to the provisions of Article Tenth of the Registrant's Articles of Incorporation filed as an exhibit to this Registration Statement (as noted in Item 23 above) and Article XII of Registrant's By-Laws filed as an exhibit to this Registration Statement (as noted in Item 23 above).

Item 26.      Business and Other Connections of Investment Adviser.

         Reference is made to the sections entitled "Fund Management" in the Prospectus and "Management" in the Statement of Additional Information for information regarding the business of the Adviser and Sub-Adviser.

         For information as to the business, profession, vocation and employment of a substantial nature of each of the directors and officers of the Adviser, reference is made to the Adviser's current Form ADV (File No. 141392), pursuant to the Investment Advisers Act of 1940, as amended incorporated herein by reference.

Item 27.      Principal Underwriters.

         (a)      [To be completed by amendment.]

         (b) Provide the information required by the following table for each director, officer or partner of each principal underwriter named in the response to Item 20:


                     Positions and Offices                Positions and Offices
         Name        with the Distributor                 with the Registrant
         ----        --------------------                 -------------------


[To be completed by amendment.]


         (c)      Not applicable.

Item 28. Location of Accounts and Records.

         [To be completed by amendment.]

         The accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended, and rules promulgated thereunder, are maintained in the physical possession of __________.

Item 29. Management Services.

         There are no management related service contracts not discussed in Part A or Part B.

Item 30. Undertakings.

         None.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 4th day of January, 2007.

                                       StateShares(TM), Inc.

                                       By:    /s/ Anthony F. Dudzinski
                                          --------------------------------------
                                                Anthony F. Dudzinski
                                                President


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


         SIGNATURE                      CAPACITY                                    DATE
         ---------                      --------                                    ----

         /s/ Anthony F. Dudzinski       President                                   January 4, 2007
         ---------------------------
         Anthony F. Dudzinski

         /s/ David W. Jaffin            Director, Secretary and Treasurer           January 4, 2007
         ---------------------------
         David W. Jaffin

                                  EXHIBIT INDEX

(a)      Articles of Incorporation

(b)      By-Laws

(j)      Consent of Counsel

                                                                     Exhibit (a)


                                STATESHARES, INC.
                                -----------------

                            ARTICLES OF INCORPORATION

THIS IS TO CERTIFY THAT:

                  FIRST: The undersigned, Gary Rawitz, whose address is 75 East 55th Street, New York, New York, 10022, being at least 18 years of age, does hereby form a corporation under the general laws of the State of Maryland.

                  SECOND: The name of the corporation (which is hereinafter called the "Corporation") is:

                                StateShares, Inc.

                  THIRD: (1) The purposes for which the Corporation is formed are to conduct, operate and carry on the business of an investment company.

                          (2) The  Corporation  may engage in any other business
and shall have all powers conferred upon or permitted to corporations by the Maryland General Corporation Law.

                  FOURTH: The address of the principal office of the Corporation in this State is c/o The Corporation Trust Incorporated, 300 East Lombard Street, Baltimore, Maryland 21202.

                  FIFTH: The name and address of the resident agent of the Corporation are The Corporation Trust Incorporated, 300 East Lombard Street, Baltimore, Maryland 21202. The resident agent is a Maryland corporation.

                  SIXTH: The total number of shares of stock which the Corporation has authority to issue is 100,000 shares, $.001 par value per share, all of one class. The aggregate par value of all authorized shares having a par value is $100. The Board of Directors, with the approval of a majority of the entire Board and without any action by the stockholders of the Corporation, may amend the Charter from time to time to increase or decrease the aggregate number of shares of stock or the number of shares of stock of any class or series that the Corporation has authority to issue.

                  SEVENTH: The Corporation shall have a board of one director unless the number is increased or decreased in accordance with the Bylaws of the Corporation. However, the number of directors shall never be less than the minimum number required by the Maryland General Corporation Law. The initial director is: David W. Jaffin.

                  EIGHTH: (a) The Corporation reserves the right to make any amendment of the charter, now or hereafter authorized by law, including any amendment which alters the contract rights, as expressly set forth in the charter, of any shares of outstanding stock.

                          (b) The  Board of  Directors  of the  Corporation  may
authorize the issuance from time to time of shares of its stock of any class, whether now or hereafter authorized, or securities convertible into shares of its stock of any class, whether now or hereafter authorized, for such consideration as the Board of Directors may deem advisable, subject to such restrictions or limitations, if any, as may be set forth in the Bylaws of the Corporation.

                          (c) The Board of Directors of the Corporation  may, by
articles supplementary, classify or reclassify any unissued stock from time to time by setting or changing the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms or conditions of redemption of the stock.

                  NINTH: No holder of shares of stock of any class shall have any preemptive right to subscribe to or purchase any additional shares of any class, or any bonds or convertible securities of any nature; provided, however, that the Board of Directors may, in authorizing the issuance of shares of stock of any class, confer any preemptive right that the Board of Directors may deem advisable in connection with such issuance.

                  TENTH: To the maximum extent that Maryland law in effect from time to time permits limitation of the liability of directors and officers, no director or officer of the Corporation shall be liable to the Corporation or its stockholders for money damages. Neither the amendment nor repeal of this Article, nor the adoption or amendment of any other provision of the charter or Bylaws inconsistent with this Article, shall apply to or affect in any respect the applicability of the preceding sentence with respect to any act or failure to act which occurred prior to such amendment, repeal or adoption.

                  IN  WITNESS   WHEREOF,   I  have  signed  these   Articles  of
Incorporation and acknowledge the same to be my act on this 26th day of December, 2006.



                                                       /s/ Gary Rawitz
                                                       -----------------
                                                       Gary Rawitz

                                                                     Exhibit (b)


                                STATESHARES, INC.
                                -----------------

                                     BYLAWS

                                   ARTICLE I

                                     OFFICES

         Section 1. PRINCIPAL OFFICE. The principal office of the Corporation in the State of Maryland shall be located at such place as the Board of Directors may designate.

         Section 2. ADDITIONAL OFFICES. The Corporation may have additional offices, including a principal executive office, at such places as the Board of Directors may from time to time determine or the business of the Corporation may require.

                                   ARTICLE II

                            MEETINGS OF STOCKHOLDERS

         Section 1. PLACE. All meetings of stockholders shall be held at the principal executive office of the Corporation or at such other place as shall be set by the Board of Directors and stated in the notice of the meeting.

         Section 2. ANNUAL MEETING. The Corporation shall not be required to hold an annual meeting of stockholders in any year in which the election of directors is not required to be acted upon under the Investment Company Act of 1940, as amended (the "1940 Act"). In the event that the Corporation is required to hold a meeting of stockholders to elect directors under the 1940 Act, such meeting shall be designated the annual meeting of stockholders for that year and shall be held on a date and at the time set by the Board of Directors in accordance with the Maryland General Corporation Law (the "MGCL"). An annual meeting of stockholders called for any other reason shall be held on a date and at the time during the month of ____________ set by the Board of Directors.

         Section 3. SPECIAL MEETINGS. The chairman of the board, president, chief executive officer or Board of Directors may call a special meeting of the stockholders. A special meeting of stockholders shall also be called by the secretary of the Corporation upon the written request of stockholders entitled to cast not less than a majority of all the votes entitled to be cast at such meeting. Such request shall state the purpose of such meeting and the matters proposed to be acted on at such meeting. The secretary shall inform such stockholders of the reasonably estimated cost of preparing and mailing notice of the meeting and, upon payment to the Corporation by such stockholders of such costs, the secretary shall give notice to each stockholder entitled to notice of the meeting.

         Section 4. NOTICE. Not less than ten nor more than 90 days before each meeting of stockholders, the secretary shall give to each stockholder entitled to vote at such meeting and to each stockholder not entitled to vote who is entitled to notice of the meeting written or printed notice stating the time and place of the meeting and, in the case of a special meeting or as otherwise may be required by any statute, the purpose for which the meeting is called, either by mail, by presenting it to such stockholder personally, by leaving it at the stockholder's residence or usual place of business or by any other means permitted by Maryland law. If mailed, such notice shall be deemed to be given when deposited in the United States mail addressed to the stockholder at the stockholder's address as it appears on the records of the Corporation, with postage thereon prepaid.

         Any business of the Corporation may be transacted at an annual meeting of stockholders without being specifically designated in the notice, except such business as is required by any statute to be stated in such notice. No business shall be transacted at a special meeting of stockholders except as specifically designated in the notice.

         Section 5. ORGANIZATION AND CONDUCT. Every meeting of stockholders shall be conducted by an individual appointed by the Board of Directors to be chairman of the meeting or, in the absence of such appointment, by the chairman of the board or, in the case of a vacancy in the office or absence of the chairman of the board, by one of the following officers present at the meeting: the vice chairman of the board, if there be one, the president, the vice presidents in their order of rank and seniority, or, in the absence of such officers, a chairman chosen by the stockholders by the vote of a majority of the votes cast by stockholders present in person or by proxy. The secretary, or, in the secretary's absence, an assistant secretary, or in the absence of both the secretary and assistant secretaries, a person appointed by the Board of Directors or, in the absence of such appointment, a person appointed by the chairman of the meeting shall act as secretary. In the event that the secretary presides at a meeting of the stockholders, an assistant secretary, or in the absence of assistant secretaries, an individual appointed by the Board of Directors or the chairman of the meeting, shall record the minutes of the meeting. The order of business and all other matters of procedure at any meeting of stockholders shall be determined by the chairman of the meeting. The chairman of the meeting may prescribe such rules, regulations and procedures and take such action as, in the discretion of such chairman, are appropriate for the proper conduct of the meeting, including, without limitation, (a) restricting admission to the time set for the commencement of the meeting; (b) limiting attendance at the meeting to stockholders of record of the Corporation, their duly authorized proxies and other such individuals as the chairman of the meeting may determine; (c) limiting participation at the meeting on any matter to stockholders of record of the Corporation entitled to vote on such matter, their duly authorized proxies and other such individuals as the chairman of the meeting may determine; (d) limiting the time allotted to questions or comments by participants; (e) maintaining order and security at the meeting; (f) removing any stockholder or any other individual who refuses to comply with meeting procedures, rules or guidelines as set forth by the chairman of the meeting; and
(g) recessing or adjourning the meeting to a later date and time and place announced at the meeting. Unless otherwise determined by the chairman of the meeting, meetings of stockholders shall not be required to be held in accordance with the rules of parliamentary procedure.

         Section 6. QUORUM. At any meeting of stockholders, the presence in person or by proxy of stockholders entitled to cast a majority of all the votes entitled to be cast at such meeting shall constitute a quorum; but this section shall not affect any requirement under any statute or the charter of the Corporation for the vote necessary for the adoption of any measure. If, however, such quorum shall not be present at any meeting of the stockholders, the chairman of the meeting or the stockholders entitled to vote at such meeting, present in person or by proxy, shall have the power to adjourn the meeting from time to time to a date not more than 120 days after the original record date without notice other than announcement at the meeting. At such adjourned meeting at which a quorum shall be present, any business may be transacted which might have been transacted at the meeting as originally notified.

         The stockholders present either in person or by proxy, at a meeting which has been duly called and convened, may continue to transact business until adjournment, notwithstanding the withdrawal of enough stockholders to leave less than a quorum.

         Section 7. VOTING. A plurality of all the votes cast at a meeting of stockholders duly called and at which a quorum is present shall be sufficient to elect a director. Each share may be voted for as many individuals as there are directors to be elected and for whose election the share is entitled to be voted. A majority of the votes cast at a meeting of stockholders duly called and at which a quorum is present shall be sufficient to approve any other matter which may properly come before the meeting, unless more than a majority of the votes cast is required by statute or by the charter of the Corporation. Unless otherwise provided in the charter, each outstanding share, regardless of class, shall be entitled to one vote on each matter submitted to a vote at a meeting of stockholders.

         Section 8. PROXIES. A stockholder may cast the votes entitled to be cast by the shares of stock owned of record by the stockholder in person or by proxy executed by the stockholder or by the stockholder's duly authorized agent in any manner permitted by law. Such proxy or evidence of authorization of such proxy shall be filed with the secretary of the Corporation before or at the meeting. No proxy shall be valid more than eleven months after its date unless otherwise provided in the proxy.

         Section 9. VOTING OF STOCK BY CERTAIN HOLDERS. Stock of the Corporation registered in the name of a corporation, partnership, trust or other entity, if entitled to be voted, may be voted by the president or a vice president, a general partner or trustee thereof, as the case may be, or a proxy appointed by any of the foregoing individuals, unless some other person who has been appointed to vote such stock pursuant to a bylaw or a resolution of the governing body of such corporation or other entity or agreement of the partners of a partnership presents a certified copy of such bylaw, resolution or agreement, in which case such person may vote such stock. Any director or other fiduciary may vote stock registered in his or her name as such fiduciary, either in person or by proxy.

         Shares of stock of the Corporation directly or indirectly owned by it shall not be voted at any meeting and shall not be counted in determining the total number of outstanding shares entitled to be voted at any given time, unless they are held by it in a fiduciary capacity, in which case they may be voted and shall be counted in determining the total number of outstanding shares at any given time.

         The Board of Directors may adopt by resolution a procedure by which a stockholder may certify in writing to the Corporation that any shares of stock registered in the name of the stockholder are held for the account of a specified person other than the stockholder. The resolution shall set forth the class of stockholders who may make the certification, the purpose for which the certification may be made, the form of certification and the information to be contained in it; if the certification is with respect to a record date or closing of the stock transfer books, the time after the record date or closing of the stock transfer books within which the certification must be received by the Corporation; and any other provisions with respect to the procedure which the Board of Directors considers necessary or desirable. On receipt of such certification, the person specified in the certification shall be regarded as, for the purposes set forth in the certification, the stockholder of record of the specified stock in place of the stockholder who makes the certification.

         Section 10. INSPECTORS. The Board of Directors, in advance of any meeting, may, but need not, appoint one or more individual inspectors or one or more entities that designate individuals as inspectors to act at the meeting or any adjournment thereof. If an inspector or inspectors are not appointed, the person presiding at the meeting may, but need not, appoint one or more inspectors. In case any person who may be appointed as an inspector fails to appear or act, the vacancy may be filled by appointment made by the Board of Directors in advance of the meeting or at the meeting by the chairman of the meeting. The inspectors, if any, shall determine the number of shares outstanding and the voting power of each, the shares represented at the meeting, the existence of a quorum, the validity and effect of proxies, and shall receive votes, ballots or consents, hear and determine all challenges and questions arising in connection with the right to vote, count and tabulate all votes, ballots or consents, determine the result, and do such acts as are proper to conduct the election or vote with fairness to all stockholders. Each such report shall be in writing and signed by him or her or by a majority of them if there is more than one inspector acting at such meeting. If there is more than one inspector, the report of a majority shall be the report of the inspectors. The report of the inspector or inspectors on the number of shares represented at the meeting and the results of the voting shall be prima facie evidence thereof.

         Section 11. VOTING BY BALLOT. Voting on any question or in any election may be viva voce unless the presiding officer shall order or any stockholder shall demand that voting be by ballot.

                                  ARTICLE III

                                    DIRECTORS

         Section 1. GENERAL POWERS. The business and affairs of the Corporation shall be managed under the direction of its Board of Directors.

         Section 2. NUMBER, TENURE AND QUALIFICATIONS. At any regular meeting or at any special meeting called for that purpose, a majority of the entire Board of Directors may establish, increase or decrease the number of directors, provided that the number thereof shall never be less than the minimum number required by the Maryland General Corporation Law, nor more than 15, and further provided that the tenure of office of a director shall not be affected by any decrease in the number of directors.

         Section 3. ANNUAL AND REGULAR MEETINGS. An annual meeting of the Board of Directors shall be held immediately after and at the same place as the annual meeting of stockholders, no notice other than this Bylaw being necessary. In the event such meeting is not so held, the meeting may be held at such time and place as shall be specified in a notice given as hereinafter provided for special meetings of the Board of Directors.

         Section 4. SPECIAL MEETINGS. Special meetings of the Board of Directors may be called by or at the request of the chairman of the board, the chief executive officer, the president or by a majority of the directors then in office. The person or persons authorized to call special meetings of the Board of Directors may fix any place as the place for holding any special meeting of the Board of Directors called by them. The Board of Directors may provide, by resolution, the time and place for the holding of special meetings of the Board of Directors without other notice than such resolution.

         Section 5. NOTICE. Notice of any special meeting of the Board of Directors shall be delivered personally or by telephone, electronic mail, facsimile transmission, United States mail or courier to each director at his or her business or residence address. Notice by personal delivery, telephone, electronic mail or facsimile transmission shall be given at least 24 hours prior to the meeting. Notice by United States mail shall be given at least three days prior to the meeting. Notice by courier shall be given at least two days prior to the meeting. Telephone notice shall be deemed to be given when the director or his or her agent is personally given such notice in a telephone call to which the director or his or her agent is a party. Electronic mail notice shall be deemed to be given upon transmission of the message to the electronic mail address given to the Corporation by the director. Facsimile transmission notice shall be deemed to be given upon completion of the transmission of the message to the number given to the Corporation by the director and receipt of a completed answer-back indicating receipt. Notice by United States mail shall be deemed to be given when deposited in the United States mail properly addressed, with postage thereon prepaid. Notice by courier shall be deemed to be given when deposited with or delivered to a courier properly addressed. Neither the business to be transacted at, nor the purpose of, any annual, regular or special meeting of the Board of Directors need be stated in the notice, unless specifically required by statute or these Bylaws.

         Section 6. QUORUM. A majority of the directors shall constitute a quorum for transaction of business at any meeting of the Board of Directors, provided that, if less than a majority of such directors are present at said meeting, a majority of the directors present may adjourn the meeting from time to time without further notice, and provided further that if, pursuant to the charter of the Corporation or these Bylaws, the vote of a majority of a particular group of directors is required for action, a quorum must also include a majority of such group.

         The directors present at a meeting which has been duly called and convened may continue to transact business until adjournment, notwithstanding the withdrawal of enough directors to leave less than a quorum.

         Section 7. VOTING. The action of the majority of the directors present at a meeting at which a quorum is present shall be the action of the Board of Directors, unless the concurrence of a greater proportion is required for such action by applicable statute or the charter. If enough directors have withdrawn from a meeting to leave less than a quorum but the meeting is not adjourned, the action of a majority of the directors necessary to constitute a quorum at such meeting shall be the action of the Board of Directors, unless the concurrence of a greater proportion is required for such action by applicable statute or the charter.

         Section 8. ORGANIZATION. At each meeting of the Board of Directors, the chairman of the board or, in the absence of the chairman, the vice chairman of the board, if any, shall act as Chairman. In the absence of both the chairman and vice chairman of the board, the chief executive officer or in the absence of the chief executive officer, the president or in the absence of the president, a director chosen by a majority of the directors present, shall act as Chairman. The secretary or, in his or her absence, an assistant secretary of the Corporation, or in the absence of the secretary and all assistant secretaries, a person appointed by the Chairman, shall act as Secretary of the meeting.

         Section 9. TELEPHONE MEETINGS. Directors may participate in a meeting by means of a conference telephone or similar communications equipment if all persons participating in the meeting can hear each other at the same time. Participation in a meeting by these means shall constitute presence in person at the meeting.

         Section 10. WRITTEN CONSENT BY DIRECTORS. Any action required or permitted to be taken at any meeting of the Board of Directors may be taken without a meeting, if a consent in writing to such action is signed by each director and such written consent is filed with the minutes of proceedings of the Board of Directors.

         Section 11. VACANCIES. If for any reason any or all the directors cease to be directors, such event shall not terminate the Corporation or affect these Bylaws or the powers of the remaining directors hereunder (even if fewer than three directors remain). Any vacancy on the Board of Directors for any cause other than an increase in the number of directors shall be filled by a majority of the remaining directors, even if such majority is less than a quorum. Any vacancy in the number of directors created by an increase in the number of directors may be filled by a majority vote of the entire Board of Directors. Any individual so elected as director shall serve until the next annual meeting of stockholders and until his or her successor is elected and qualifies.

         Section 12. COMPENSATION. Directors shall not receive any stated salary for their services as directors but, by resolution of the Board of Directors, may receive compensation per year and/or per meeting and/or per visit to real property or other facilities owned or leased by the Corporation and for any service or activity they performed or engaged in as directors. Directors may be reimbursed for expenses of attendance, if any, at each annual, regular or special meeting of the Board of Directors or of any committee thereof and for their expenses, if any, in connection with each property visit and any other service or activity they performed or engaged in as directors; but nothing herein contained shall be construed to preclude any directors from serving the Corporation in any other capacity and receiving compensation therefor.

         Section 13. LOSS OF DEPOSITS. No director shall be liable for any loss which may occur by reason of the failure of the bank, trust company, savings and loan association, or other institution with whom moneys or stock have been deposited.

         Section 14. SURETY BONDS. Unless required by law, no director shall be obligated to give any bond or surety or other security for the performance of any of his or her duties.

         Section 15. RELIANCE. Each director, officer, employee and agent of the Corporation shall, in the performance of his or her duties with respect to the Corporation, be fully justified and protected with regard to any act or failure to act in reliance in good faith upon the books of account or other records of the Corporation, upon an opinion of counsel or upon reports made to the Corporation by any of its officers or employees or by the adviser, accountants, appraisers or other experts or consultants selected by the Board of Directors or officers of the Corporation, regardless of whether such counsel or expert may also be a director.

                                   ARTICLE IV

                                   COMMITTEES

         Section 1. NUMBER, TENURE AND QUALIFICATIONS. The Board of Directors may appoint from among its members an Executive Committee, an Audit Committee, a Compensation Committee and other committees, composed of one or more directors, to serve at the pleasure of the Board of Directors.

         Section 2. POWERS. The Board of Directors may delegate to committees appointed under Section 1 of this Article any of the powers of the Board of Directors, except as prohibited by law.

         Section 3. MEETINGS. Notice of committee meetings shall be given in the same manner as notice for special meetings of the Board of Directors. A majority of the members of the committee shall constitute a quorum for the transaction of business at any meeting of the committee. The act of a majority of the committee members present at a meeting shall be the act of such committee. The Board of Directors may designate a chairman of any committee, and such chairman or, in the absence of a chairman, any two members of any committee (if there are at least two members of the Committee) may fix the time and place of its meeting unless the Board shall otherwise provide. In the absence of any member of any such committee, the members thereof present at any meeting, whether or not they constitute a quorum, may appoint another director to act in the place of such absent member. Each committee shall keep minutes of its proceedings.

         Section 4. TELEPHONE MEETINGS. Members of a committee of the Board of Directors may participate in a meeting by means of a conference telephone or similar communications equipment if all persons participating in the meeting can hear each other at the same time. Participation in a meeting by these means shall constitute presence in person at the meeting.

         Section 5. WRITTEN CONSENT BY COMMITTEES. Any action required or permitted to be taken at any meeting of a committee of the Board of Directors may be taken without a meeting, if a consent in writing to such action is signed by each member of the committee and such written consent is filed with the minutes of proceedings of such committee.

         Section 6. VACANCIES. Subject to the provisions hereof, the Board of Directors shall have the power at any time to change the membership of any committee, to fill all vacancies, to designate alternate members to replace any absent or disqualified member or to dissolve any such committee.

                                   ARTICLE V

                                    OFFICERS

         Section 1. GENERAL PROVISIONS. The officers of the Corporation shall include a president, a secretary and a treasurer and may include a chairman of the board, a vice chairman of the board, a chief executive officer, one or more vice presidents, a chief operating officer, a chief financial officer, one or more assistant secretaries and one or more assistant treasurers. In addition, the Board of Directors may from time to time elect such other officers with such powers and duties as they shall deem necessary or desirable. The officers of the Corporation shall be elected annually by the Board of Directors, except that the chief executive officer or president may from time to time appoint one or more vice presidents, assistant secretaries and assistant treasurers or other officers. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, or his or her resignation or removal in the manner hereinafter provided. Any two or more offices except president and vice president may be held by the same person. Election of an officer or agent shall not of itself create contract rights between the Corporation and such officer or agent.

         Section 2. REMOVAL AND RESIGNATION. Any officer or agent of the Corporation may be removed, with or without cause, by the Board of Directors if in its judgment the best interests of the Corporation would be served thereby, but such removal shall be without prejudice to the contract rights, if any, of the person so removed. Any officer of the Corporation may resign at any time by giving written notice of his or her resignation to the Board of Directors, the chairman of the board, the president or the secretary. Any resignation shall take effect immediately upon its receipt or at such later time specified in the notice of resignation. The acceptance of a resignation shall not be necessary to make it effective unless otherwise stated in the resignation. Such resignation shall be without prejudice to the contract rights, if any, of the Corporation.

         Section 3. VACANCIES. A vacancy in any office may be filled by the Board of Directors for the balance of the term.

         Section 4. CHIEF EXECUTIVE OFFICER. The Board of Directors may designate a chief executive officer. In the absence of such designation, the chairman of the board shall be the chief executive officer of the Corporation. The chief executive officer shall have general responsibility for implementation of the policies of the Corporation, as determined by the Board of Directors, and for the management of the business and affairs of the Corporation.

         Section 5. CHIEF OPERATING OFFICER. The Board of Directors may designate a chief operating officer. The chief operating officer shall have the responsibilities and duties as set forth by the Board of Directors or the chief executive officer.

         Section 6. CHIEF FINANCIAL OFFICER. The Board of Directors may designate a chief financial officer. The chief financial officer shall have the responsibilities and duties as set forth by the Board of Directors or the chief executive officer.

         Section 7. CHAIRMAN OF THE BOARD. The Board of Directors shall designate a chairman of the board. The chairman of the board shall preside over the meetings of the Board of Directors and of the stockholders at which he shall be present. The chairman of the board shall perform such other duties as may be assigned to him or her by the Board of Directors.

         Section 8. PRESIDENT. In the absence of a chief executive officer, the president shall in general supervise and control all of the business and affairs of the Corporation. In the absence of a designation of a chief operating officer by the Board of Directors, the president shall be the chief operating officer. He may execute any deed, mortgage, bond, contract or other instrument, except in cases where the execution thereof shall be expressly delegated by the Board of Directors or by these Bylaws to some other officer or agent of the Corporation or shall be required by law to be otherwise executed; and in general shall perform all duties incident to the office of president and such other duties as may be prescribed by the Board of Directors from time to time.

         Section 9. VICE PRESIDENTS. In the absence of the president or in the event of a vacancy in such office, the vice president (or in the event there be more than one vice president, the vice presidents in the order designated at the time of their election or, in the absence of any designation, then in the order of their election) shall perform the duties of the president and when so acting shall have all the powers of and be subject to all the restrictions upon the president; and shall perform such other duties as from time to time may be assigned to such vice president by the president or by the Board of Directors. The Board of Directors may designate one or more vice presidents as executive vice president or as vice president for particular areas of responsibility.

         Section 10. SECRETARY. The secretary shall (a) keep the minutes of the proceedings of the stockholders, the Board of Directors and committees of the Board of Directors in one or more books provided for that purpose; (b) see that all notices are duly given in accordance with the provisions of these Bylaws or as required by law; (c) be custodian of the corporate records and of the seal of the Corporation; (d) keep a register of the post office address of each stockholder which shall be furnished to the secretary by such stockholder; (e) have general charge of the stock transfer books of the Corporation; and (f) in general perform such other duties as from time to time may be assigned to him by the chief executive officer, the president or by the Board of Directors.

         Section 11. TREASURER. The treasurer shall keep full and accurate accounts of receipts and disbursements in books belonging to the Corporation and shall deposit all moneys and other valuable effects in the name and to the credit of the Corporation in such depositories as may be designated by the Board of Directors. In the absence of a designation of a chief financial officer by the Board of Directors, the treasurer shall be the chief financial officer of the Corporation.

         The treasurer shall disburse the funds of the Corporation as may be ordered by the Board of Directors, taking proper vouchers for such disbursements, and shall render to the president and Board of Directors, at the regular meetings of the Board of Directors or whenever it may so require, an account of all his or her transactions as treasurer and of the financial condition of the Corporation.

         If required by the Board of Directors, the treasurer shall give the Corporation a bond in such sum and with such surety or sureties as shall be satisfactory to the Board of Directors for the faithful performance of the duties of his or her office and for the restoration to the Corporation, in case of his or her death, resignation, retirement or removal from office, of all books, papers, vouchers, moneys and other property of whatever kind in his or her possession or under his or her control belonging to the Corporation.

         Section 12. ASSISTANT SECRETARIES AND ASSISTANT TREASURERS. The assistant secretaries and assistant treasurers, in general, shall perform such duties as shall be assigned to them by the secretary or treasurer, respectively, or by the president or the Board of Directors. The assistant treasurers shall, if required by the Board of Directors, give bonds for the faithful performance of their duties in such sums and with such surety or sureties as shall be satisfactory to the Board of Directors.

         Section 13. SALARIES. The salaries and other compensation of the officers shall be fixed from time to time by the Board of Directors and no officer shall be prevented from receiving such salary or other compensation by reason of the fact that he is also a director.

                                   ARTICLE VI

                      CONTRACTS, LOANS, CHECKS AND DEPOSITS

         Section 1. CONTRACTS. The Board of Directors may authorize any officer or agent to enter into any contract or to execute and deliver any instrument in the name of and on behalf of the Corporation and such authority may be general or confined to specific instances. Any agreement, deed, mortgage, lease or other document shall be valid and binding upon the Corporation when authorized or ratified by action of the Board of Directors and executed by an authorized person.

         Section 2. CHECKS AND DRAFTS. All checks, drafts or other orders for the payment of money, notes or other evidences of indebtedness issued in the name of the Corporation shall be signed by such officer or agent of the Corporation in such manner as shall from time to time be determined by the Board of Directors.

         Section 3. DEPOSITS. All funds of the Corporation not otherwise employed shall be deposited from time to time to the credit of the Corporation in such banks, trust companies or other depositories as the Board of Directors may designate.

                                  ARTICLE VII

                                      STOCK

         Section 1. CERTIFICATES. In the event that the Corporation issues shares of stock represented by certificates, each stockholder shall be entitled to a certificate or certificates which shall represent and certify the number of shares of each class of stock held by him, her or it in the Corporation. Each certificate shall be signed by the chief executive officer, the president or a vice president and countersigned by the secretary or an assistant secretary or the treasurer or an assistant treasurer and may be sealed with the seal, if any, of the Corporation. The signatures may be either manual or facsimile. Certificates shall be consecutively numbered; and if the Corporation shall, from time to time, issue several classes of shares, each class may have its own number series. A certificate is valid and may be issued whether or not an officer who signed it is still an officer when it is issued. Each certificate representing shares which are restricted as to their transferability or voting powers, which are preferred or limited as to their dividends or as to their allocable portion of the assets upon liquidation or which are redeemable at the option of the Corporation, shall have a statement of such restriction, limitation, preference or redemption provision, or a summary thereof, plainly stated on the certificate. In lieu of such statement or summary, the Corporation may set forth upon the face or back of the certificate a statement that the Corporation will furnish to any stockholder, upon request and without charge, a full statement of such information.

         Section 2. TRANSFERS. Upon surrender to the Corporation or the transfer agent of the Corporation of a stock certificate duly endorsed or accompanied by proper evidence of succession, assignment or authority to transfer, the Corporation shall issue a new certificate to the person entitled thereto, cancel the old certificate and record the transaction upon its books.

         The Corporation shall be entitled to treat the holder of record of any share of stock as the holder in fact thereof and, accordingly, shall not be bound to recognize any equitable or other claim to or interest in such share or on the part of any other person, whether or not it shall have express or other notice thereof, except as otherwise provided by the laws of the State of Maryland.

         Notwithstanding the foregoing, transfers of shares of any class of stock will be subject in all respects to the charter of the Corporation and all of the terms and conditions contained therein.

         Section 3. REPLACEMENT CERTIFICATE. Any officer designated by the Board of Directors may direct a new certificate to be issued in place of any certificate previously issued by the Corporation alleged to have been lost, stolen or destroyed upon the making of an affidavit of that fact by the person claiming the certificate to be lost, stolen or destroyed. When authorizing the issuance of a new certificate, an officer designated by the Board of Directors may, in his or her discretion and as a condition precedent to the issuance thereof, require the owner of such lost, stolen or destroyed certificate or the owner's legal representative to advertise the same in such manner as he shall require and/or to give bond, with sufficient surety, to the Corporation to indemnify it against any loss or claim which may arise as a result of the issuance of a new certificate.

         Section 4. CLOSING OF TRANSFER BOOKS OR FIXING OF RECORD DATE. The Board of Directors may set, in advance, a record date for the purpose of determining stockholders entitled to notice of or to vote at any meeting of stockholders or determining stockholders entitled to receive payment of any dividend or the allotment of any other rights, or in order to make a determination of stockholders for any other proper purpose. Such date, in any case, shall not be prior to the close of business on the day the record date is fixed and shall be not more than 90 days and, in the case of a meeting of stockholders, not less than ten days, before the date on which the meeting or particular action requiring such determination of stockholders of record is to be held or taken.

         In lieu of fixing a record date, the Board of Directors may provide that the stock transfer books shall be closed for a stated period but not longer than 20 days. If the stock transfer books are closed for the purpose of determining stockholders entitled to notice of or to vote at a meeting of stockholders, such books shall be closed for at least ten days before the date of such meeting.

         If no record date is fixed and the stock transfer books are not closed for the determination of stockholders, (a) the record date for the determination of stockholders entitled to notice of or to vote at a meeting of stockholders shall be at the close of business on the day on which the notice of meeting is mailed or the 30th day before the meeting, whichever is the closer date to the meeting; and (b) the record date for the determination of stockholders entitled to receive payment of a dividend or an allotment of any other rights shall be the close of business on the day on which the resolution of the directors, declaring the dividend or allotment of rights, is adopted.

         When a determination of stockholders entitled to vote at any meeting of stockholders has been made as provided in this section, such determination shall apply to any adjournment thereof, except when (i) the determination has been made through the closing of the transfer books and the stated period of closing has expired or (ii) the meeting is adjourned to a date more than 120 days after the record date fixed for the original meeting, in either of which case a new record date shall be determined as set forth herein.

         Section 5. STOCK LEDGER. The Corporation shall maintain at its principal office or at the office of its counsel, accountants or transfer agent, an original or duplicate share ledger containing the name and address of each stockholder and the number of shares of each class held by such stockholder.

         Section 6. FRACTIONAL STOCK; ISSUANCE OF UNITS. The Board of Directors may issue fractional stock or provide for the issuance of scrip, all on such terms and under such conditions as they may determine. Notwithstanding any other provision of the charter or these Bylaws, the Board of Directors may issue units consisting of different securities of the Corporation. Any security issued in a unit shall have the same characteristics as any identical securities issued by the Corporation, except that the Board of Directors may provide that for a specified period securities of the Corporation issued in such unit may be transferred on the books of the Corporation only in such unit.

                                  ARTICLE VIII

                                 ACCOUNTING YEAR

         The Board of Directors shall have the power, from time to time, to fix the fiscal year of the Corporation by a duly adopted resolution.

                                   ARTICLE IX

                                  DISTRIBUTIONS

         Section 1. AUTHORIZATION. Dividends and other distributions upon the stock of the Corporation may be authorized by the Board of Directors, subject to the provisions of law and the charter of the Corporation. Dividends and other distributions may be paid in cash, property or stock of the Corporation, subject to the provisions of law and the charter.

         Section 2. CONTINGENCIES. Before payment of any dividends or other distributions, there may be set aside out of any assets of the Corporation available for dividends or other distributions such sum or sums as the Board of Directors may from time to time, in its absolute discretion, think proper as a reserve fund for contingencies, for equalizing dividends or other distributions, for repairing or maintaining any property of the Corporation or for such other purpose as the Board of Directors shall determine to be in the best interest of the Corporation, and the Board of Directors may modify or abolish any such reserve.

                                   ARTICLE X

                                INVESTMENT POLICY

         Subject to the provisions of the charter of the Corporation, the Board of Directors may from time to time adopt, amend, revise or terminate any policy or policies with respect to investments by the Corporation as it shall deem appropriate in its sole discretion.

                                   ARTICLE XI

                                      SEAL

         Section 1. SEAL. The Board of Directors may authorize the adoption of a seal by the Corporation. The seal shall contain the name of the Corporation and the year of its incorporation and the words "Incorporated Maryland." The Board of Directors may authorize one or more duplicate seals and provide for the custody thereof.

         Section 2. AFFIXING SEAL. Whenever the Corporation is permitted or required to affix its seal to a document, it shall be sufficient to meet the requirements of any law, rule or regulation relating to a seal to place the word "(SEAL)" adjacent to the signature of the person authorized to execute the document on behalf of the Corporation.

                                  ARTICLE XII

                     INDEMNIFICATION AND ADVANCE OF EXPENSES

         Subject to any applicable limitations of the Investment Company Act of 1940, as amended, to the maximum extent permitted by Maryland law in effect from time to time, the Corporation shall indemnify and, without requiring a preliminary determination of the ultimate entitlement to indemnification, shall pay or reimburse reasonable expenses in advance of final disposition of a proceeding to (a) any individual who is a present or former director or officer of the Corporation and who is made a party to the proceeding by reason of his or her service in that capacity or (b) any individual who, while a director of the Corporation and at the request of the Corporation, serves or has served as a director, officer, partner or trustee of such corporation, real estate investment trust, partnership, joint venture, trust, employee benefit plan or other enterprise and who is made a party to the proceeding by reason of his or her service in that capacity. The Corporation may, with the approval of its Board of Directors, provide such indemnification and advance for expenses to a person who served a predecessor of the Corporation in any of the capacities described in (a) or (b) above and to any employee or agent of the Corporation or a predecessor of the Corporation.

         Neither the amendment nor repeal of this Article, nor the adoption or amendment of any other provision of the Bylaws or charter of the Corporation inconsistent with this Article, shall apply to or affect in any respect the applicability of the preceding paragraph with respect to any act or failure to act which occurred prior to such amendment, repeal or adoption.

                                  ARTICLE XIII

                                WAIVER OF NOTICE

         Whenever any notice is required to be given pursuant to the charter of the Corporation or these Bylaws or pursuant to applicable law, a waiver thereof in writing, signed by the person or persons entitled to such notice, whether before or after the time stated therein, shall be deemed equivalent to the giving of such notice. Neither the business to be transacted at nor the purpose of any meeting need be set forth in the waiver of notice, unless specifically required by statute. The attendance of any person at any meeting shall constitute a waiver of notice of such meeting, except where such person attends a meeting for the express purpose of objecting to the transaction of any business on the ground that the meeting is not lawfully called or convened.

                                  ARTICLE XIV

                               AMENDMENT OF BYLAWS

         The Board of Directors shall have the exclusive power to adopt, alter or repeal any provision of these Bylaws and to make new Bylaws.

                                                                     Exhibit (j)


                               CONSENT OF COUNSEL


                  We consent to the reference to our Firm under the heading "LEGAL COUNSEL" in the Registration Statement on Form N-1A of StateShares, Inc. as filed with the Securities and Exchange Commission on or about January 5, 2007.


/s/ PAUL, HASTINGS, JANOFSKY & WALKER LLP

PAUL, HASTINGS, JANOFSKY & WALKER LLP


New York, New York
January 4, 2007